UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 20 of its series:

The following 11 series of Wells Fargo Funds Trust have a July 31 fiscal year end:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund*, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

*	Fund commenced operations on October 31, 2016 but did not have any holding as of October 31, 2016 and as such there is no Portfolio of Investments included in Item 1of this filing.

The following 9 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo Municipal Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: October 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.28%
Consumer Discretionary : 21.14%
Auto Components : 0.13%
Adient plc †	7,646	$347,965

Hotels, Restaurants & Leisure : 5.61%
Aramark Corporation	76,350	2,842,511
Starbucks Corporation	114,341	6,068,077
Yum! Brands Incorporated	65,000	5,608,200
		14,518,788

Internet & Direct Marketing Retail : 5.97%
Amazon.com Incorporated †	19,555	15,444,930

Media : 2.25%
Charter Communications Incorporated Class A †	23,300	5,822,437

Multiline Retail : 0.71%
Dollar General Corporation	26,550	1,834,340

Specialty Retail : 6.47%
O’Reilly Automotive Incorporated †	16,600	4,389,704
The Home Depot Incorporated	57,933	7,068,405
The TJX Companies Incorporated	71,810	5,295,988
		16,754,097

Consumer Staples : 6.82%
Beverages : 4.73%
Constellation Brands Incorporated Class A	38,834	6,489,938
Monster Beverage Corporation †	39,900	5,759,166
		12,249,104

Tobacco : 2.09%
Reynolds American Incorporated	98,250	5,411,610

Financials : 3.75%
Capital Markets : 3.75%
Intercontinental Exchange Incorporated	20,945	5,663,319
S&P Global Incorporated	33,213	4,047,004
		9,710,323

Health Care : 12.78%
Biotechnology : 3.47%
Alexion Pharmaceuticals Incorporated †	13,300	1,735,650
Biogen Incorporated †	5,600	1,569,008
Celgene Corporation †	55,550	5,676,099
		8,980,757

Health Care Equipment & Supplies : 5.43%
Baxter International Incorporated	80,950	3,852,411
Boston Scientific Corporation †	174,850	3,846,700
Intuitive Surgical Incorporated †	5,850	3,931,668
Zimmer Biomet Holdings Incorporated	23,050	2,429,470
		14,060,249

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Capital Growth Fund

Security name	Shares	Value
Health Care Providers & Services : 3.17%
UnitedHealth Group Incorporated	58,100	$8,211,273

Pharmaceuticals : 0.71%
Eli Lilly & Company	24,800	1,831,232

Industrials : 10.18%
Aerospace & Defense : 1.01%
Northrop Grumman Corporation	11,450	2,620,403

Airlines : 1.24%
Spirit Airlines Incorporated †	67,150	3,218,500

Building Products : 1.19%
Johnson Controls International plc	76,462	3,082,948

Commercial Services & Supplies : 2.68%
Waste Connections Incorporated	92,236	6,937,070

Electrical Equipment : 1.24%
Acuity Brands Incorporated	14,300	3,197,051

Professional Services : 1.20%
TransUnion †	99,400	3,105,256

Road & Rail : 1.62%
Kansas City Southern	47,600	4,177,376

Information Technology : 39.81%
Communications Equipment : 1.95%
Harris Corporation	56,500	5,040,365

Internet Software & Services : 13.44%
Alphabet Incorporated Class A †	22,608	18,310,219
Facebook Incorporated Class A †	92,524	12,119,719
Tencent Holdings Limited ADR	164,150	4,354,900
		34,784,838

IT Services : 8.31%
Fidelity National Information Services Incorporated	77,900	5,758,368
PayPal Holdings Incorporated †	130,550	5,438,713
Visa Incorporated Class A	125,033	10,316,473
		21,513,554

Semiconductors & Semiconductor Equipment : 1.94%
Broadcom Limited	29,550	5,031,774

Software : 12.67%
Adobe Systems Incorporated †	45,350	4,875,579
Electronic Arts Incorporated †	59,650	4,683,718
Microsoft Corporation	137,150	8,218,028
Nintendo Company Limited «	108,750	3,272,288
Salesforce.com Incorporated †	54,280	4,079,685
ServiceNow Incorporated †	48,030	4,222,317
Symantec Corporation	138,000	3,454,140
		32,805,755

Technology Hardware, Storage & Peripherals : 1.50%
Apple Incorporated	34,126	3,874,666

2

Wells Fargo Capital Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name			Shares	Value
Materials : 2.80%
Chemicals : 1.36%
The Sherwin-Williams Company			14,400	$3,525,984

Construction Materials : 1.44%
Vulcan Materials Company			32,850	3,718,620

Total Common Stocks (Cost $195,858,576)				251,811,265

		Yield
Short-Term Investments : 2.78%
Investment Companies : 2.78%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	1,946,605	1,946,800
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	5,244,486	5,244,486
Total Short-Term Investments (Cost $7,191,286)				7,191,286

Total investments in securities (Cost $203,049,862)*	100.06%			259,002,551
Other assets and liabilities, net	(0.06)			(156,108)

Total net assets	100.00%			$258,846,443

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $203,755,188 and unrealized gains (losses) consists of:

Gross unrealized gains	$58,684,276
Gross unrealized losses	(3,436,913)

Net unrealized gains	$55,247,363

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Capital Growth Fund

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$54,722,557	$0	$0	$54,722,557
Consumer staples	17,660,714	0	0	17,660,714
Financials	9,710,323	0	0	9,710,323
Health care	33,083,511	0	0	33,083,511
Industrials	26,338,604	0	0	26,338,604
Information technology	103,050,952	0	0	103,050,952
Materials	7,244,604	0	0	7,244,604
Short-term investments
Investment companies	5,244,486	0	0	5,244,486
Investments measured at net asset value*				1,946,800

Total assets	$257,055,751	$0	$0	$259,002,551

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,946,800 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.17%
Consumer Discretionary : 11.68%
Automobiles : 1.76%
Ford Motor Company	614,250	$7,211,295
General Motors Company	199,579	6,306,696
		13,517,991

Hotels, Restaurants & Leisure : 1.53%
Darden Restaurants Incorporated	51,561	3,340,637
McDonald’s Corporation	19,817	2,230,800
Starbucks Corporation	116,473	6,181,222
		11,752,659

Household Durables : 0.20%
Garmin Limited «	32,086	1,551,679

Internet & Direct Marketing Retail : 1.69%
Amazon.com Incorporated †	16,441	12,985,431

Leisure Products : 0.20%
Hasbro Incorporated	18,776	1,566,106

Media : 2.74%
Comcast Corporation Class A	164,212	10,151,586
News Corporation Class A	114,819	1,391,606
News Corporation Class B	111,324	1,380,418
The Walt Disney Company	87,951	8,152,178
		21,075,788

Specialty Retail : 3.56%
Best Buy Company Incorporated	155,690	6,057,898
Lowe’s Companies Incorporated	102,082	6,803,765
Staples Incorporated	414,648	3,068,395
The Home Depot Incorporated	93,301	11,383,655
		27,313,713

Consumer Staples : 9.25%
Beverages : 1.82%
Dr Pepper Snapple Group Incorporated	25,409	2,230,656
PepsiCo Incorporated	73,327	7,860,654
The Coca-Cola Company	92,324	3,914,538
		14,005,848

Food & Staples Retailing : 3.52%
CVS Health Corporation	93,956	7,901,700
Sysco Corporation	117,783	5,667,718
The Kroger Company	57,305	1,775,309
Wal-Mart Stores Incorporated	144,124	10,091,562
Walgreens Boots Alliance Incorporated	19,693	1,629,202
		27,065,491

Food Products : 0.99%
Mondelez International Incorporated Class A	38,416	1,726,415
Tyson Foods Incorporated Class A	82,665	5,856,815
		7,583,230

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Household Products : 1.19%
The Clorox Company	44,026	$5,284,001
The Procter & Gamble Company	44,603	3,871,540
		9,155,541

Tobacco : 1.73%
Altria Group Incorporated	156,260	10,331,911
Philip Morris International	30,561	2,947,303
		13,279,214

Energy : 6.86%
Energy Equipment & Services : 1.63%
Baker Hughes Incorporated	49,364	2,734,766
FMC Technologies Incorporated †	156,364	5,045,866
Schlumberger Limited	60,707	4,749,109
		12,529,741

Oil, Gas & Consumable Fuels : 5.23%
Chevron Corporation	131,105	13,733,249
Exxon Mobil Corporation	229,891	19,154,518
Occidental Petroleum Corporation	29,678	2,163,823
Tesoro Corporation	21,000	1,784,370
Valero Energy Corporation	56,741	3,361,337
		40,197,297

Financials : 12.47%
Banks : 5.50%
Bank of America Corporation	765,743	12,634,760
Citigroup Incorporated	189,663	9,321,936
Fifth Third Bancorp	86,307	1,878,040
JPMorgan Chase & Company	164,674	11,405,321
PNC Financial Services Group Incorporated	8,708	832,485
Regions Financial Corporation	575,527	6,163,894
		42,236,436

Capital Markets : 1.53%
Bank of New York Mellon Corporation	117,273	5,074,403
Morgan Stanley	152,226	5,110,227
State Street Corporation	22,385	1,571,651
		11,756,281

Consumer Finance : 0.54%
Capital One Financial Corporation	32,104	2,376,980
Discover Financial Services	31,024	1,747,582
		4,124,562

Diversified Financial Services : 1.49%
Berkshire Hathaway Incorporated Class B †	79,591	11,484,981

Insurance : 3.41%
AFLAC Incorporated	78,315	5,393,554
MetLife Incorporated	159,651	7,497,211
Principal Financial Group Incorporated	82,311	4,494,181
Prudential Financial Incorporated	85,439	7,244,373
Unum Group	44,243	1,566,202
		26,195,521

2

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Health Care : 14.63%
Biotechnology : 2.74%
AbbVie Incorporated	94,516	$5,272,102
Amgen Incorporated	60,461	8,534,675
Gilead Sciences Incorporated	98,343	7,240,995
		21,047,772

Health Care Equipment & Supplies : 2.69%
Baxter International Incorporated	108,645	5,170,416
Boston Scientific Corporation †	195,232	4,295,104
C.R. Bard Incorporated	10,520	2,279,474
Medtronic plc	108,843	8,927,303
		20,672,297

Health Care Providers & Services : 3.40%
Aetna Incorporated	40,357	4,332,324
Cardinal Health Incorporated	67,632	4,645,642
Express Scripts Holding Company †	26,633	1,795,064
McKesson Corporation	43,033	5,472,507
UnitedHealth Group Incorporated	69,867	9,874,303
		26,119,840

Pharmaceuticals : 5.80%
Bristol-Myers Squibb Company	85,625	4,359,169
Johnson & Johnson	154,937	17,971,143
Merck & Company Incorporated	179,798	10,557,739
Pfizer Incorporated	368,705	11,691,636
		44,579,687

Industrials : 9.32%
Aerospace & Defense : 2.29%
General Dynamics Corporation	25,012	3,770,309
L-3 Communications Holdings Incorporated	5,182	709,623
Raytheon Company	12,310	1,681,669
The Boeing Company	64,776	9,226,046
United Technologies Corporation	21,570	2,204,454
		17,592,101

Air Freight & Logistics : 0.87%
United Parcel Service Incorporated Class B	61,860	6,666,034

Airlines : 1.13%
Delta Air Lines Incorporated	115,172	4,810,734
United Continental Holdings Incorporated †	69,528	3,909,559
		8,720,293

Commercial Services & Supplies : 0.72%
Waste Management Incorporated	84,613	5,555,690

Construction & Engineering : 0.63%
Jacobs Engineering Group Incorporated †	58,053	2,994,374
Quanta Services Incorporated †	63,988	1,839,655
		4,834,029

Industrial Conglomerates : 1.98%
3M Company	18,503	3,058,546

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

Security name	Shares	Value
Industrial Conglomerates (continued)
General Electric Company	417,829	$12,158,824
		15,217,370

Machinery : 1.42%
Caterpillar Incorporated	51,919	4,333,160
Illinois Tool Works Incorporated	20,515	2,329,889
Parker-Hannifin Corporation	19,761	2,425,663
Stanley Black & Decker Incorporated	15,972	1,818,252
		10,906,964

Professional Services : 0.28%
Robert Half International Incorporated	56,600	2,117,972

Information Technology : 22.40%
Communications Equipment : 1.52%
Cisco Systems Incorporated	381,272	11,697,425

Internet Software & Services : 4.27%
Alphabet Incorporated Class A †	14,947	12,105,575
Alphabet Incorporated Class C †	14,773	11,590,009
Facebook Incorporated Class A †	69,261	9,072,498
		32,768,082

IT Services : 4.05%
Accenture plc Class A	59,821	6,953,593
International Business Machines Corporation	37,223	5,720,803
Paychex Incorporated	42,720	2,358,144
The Western Union Company	189,711	3,807,500
Total System Services Incorporated	104,575	5,216,201
Visa Incorporated Class A	18,701	1,543,020
Xerox Corporation	561,855	5,489,323
		31,088,584

Semiconductors & Semiconductor Equipment : 3.43%
Applied Materials Incorporated	58,025	1,687,367
First Solar Incorporated «†	39,091	1,582,795
Intel Corporation	339,883	11,851,720
Linear Technology Corporation	48,188	2,894,171
NVIDIA Corporation	70,245	4,998,634
QUALCOMM Incorporated	25,923	1,781,429
Texas Instruments Incorporated	22,454	1,590,866
		26,386,982

Software : 4.26%
Citrix Systems Incorporated †	30,478	2,584,534
Microsoft Corporation	406,755	24,372,760
Oracle Corporation	150,458	5,780,596
		32,737,890

Technology Hardware, Storage & Peripherals : 4.87%
Apple Incorporated	256,808	29,157,980
Hewlett Packard Enterprise Company	72,227	1,622,941
HP Incorporated	459,896	6,663,893
		37,444,814

Materials : 3.01%
Chemicals : 1.59%
LyondellBasell Industries NV Class A	72,438	5,762,443

4

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name			Shares	Value
Chemicals (continued)
The Dow Chemical Company			120,293	$6,472,966
				12,235,409

Containers & Packaging : 0.66%
Avery Dennison Corporation			72,286	5,044,840

Metals & Mining : 0.76%
Newmont Mining Corporation			157,881	5,847,912

Real Estate : 3.69%
Equity REITs : 2.94%
American Tower Corporation			56,251	6,592,055
Boston Properties Incorporated			12,751	1,536,240
Equinix Incorporated			10,209	3,647,472
General Growth Properties Incorporated			146,591	3,657,445
Simon Property Group Incorporated			38,506	7,160,576
				22,593,788

Real Estate Management & Development : 0.75%
CBRE Group Incorporated Class A †			224,040	5,771,270

Telecommunication Services : 2.78%
Diversified Telecommunication Services : 2.78%
AT&T Incorporated			350,131	12,881,319
Verizon Communications Incorporated			176,688	8,498,693
				21,380,012

Utilities : 3.08%
Electric Utilities : 2.72%
American Electric Power Company Incorporated			48,794	3,163,803
Edison International			40,985	3,011,578
Exelon Corporation			204,055	6,952,154
FirstEnergy Corporation			173,981	5,965,808
Xcel Energy Incorporated			43,796	1,819,721
				20,913,064

Multi-Utilities : 0.36%
Public Service Enterprise Group Incorporated			64,673	2,721,440

Total Common Stocks (Cost $612,567,275)				762,039,071

		Yield
Short-Term Investments : 1.25%
Investment Companies : 1.25%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	3,028,947	3,029,250
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	6,536,626	6,536,626
Total Short-Term Investments (Cost $9,565,876)				9,565,876

Total investments in securities (Cost $622,133,151)*	100.42%			771,604,947
Other assets and liabilities, net	(0.42)			(3,201,941)

Total net assets	100.00%			$768,403,006

«	All or a portion of this security is on loan.
†	Non-income-earning security

5

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $624,063,527 and unrealized gains (losses) consists of:

Gross unrealized gains	$161,517,119
Gross unrealized losses	(13,975,699)

Net unrealized gains	$147,541,420

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$89,763,367	$0	$0	$89,763,367
Consumer staples	71,089,324	0	0	71,089,324
Energy	52,727,038	0	0	52,727,038
Financials	95,797,781	0	0	95,797,781
Health care	112,419,596	0	0	112,419,596
Industrials	71,610,453	0	0	71,610,453
Information technology	172,123,777	0	0	172,123,777
Materials	23,128,161	0	0	23,128,161
Real estate	28,365,058	0	0	28,365,058
Telecommunication services	21,380,012	0	0	21,380,012
Utilities	23,634,504	0	0	23,634,504
Short-term investments
Investment companies	6,536,626	0	0	6,536,626
Investments measured at net asset value*				3,029,250

Total assets	$768,575,697	$0	$0	$771,604,947

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,029,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.93%
Consumer Discretionary : 22.40%
Auto Components : 0.16%
Adient plc †	6,192	$281,798

Hotels, Restaurants & Leisure : 5.03%
Starbucks Corporation	78,000	4,139,460
Yum! Brands Incorporated	54,100	4,667,748
		8,807,208

Internet & Direct Marketing Retail : 6.42%
Amazon.com Incorporated †	14,253	11,257,304

Media : 2.68%
Charter Communications Incorporated Class A †	18,800	4,697,932

Multiline Retail : 0.70%
Dollar General Corporation	17,800	1,229,802

Specialty Retail : 7.41%
O’Reilly Automotive Incorporated †	13,600	3,596,384
The Home Depot Incorporated	42,483	5,183,351
The TJX Companies Incorporated	57,017	4,205,004
		12,984,739

Consumer Staples : 7.74%
Beverages : 5.62%
Constellation Brands Incorporated Class A	30,615	5,116,379
Monster Beverage Corporation †	32,800	4,734,352
		9,850,731

Tobacco : 2.12%
Reynolds American Incorporated	67,400	3,712,392

Financials : 4.48%
Capital Markets : 4.48%
Intercontinental Exchange Incorporated	17,383	4,700,189
S&P Global Incorporated	25,878	3,153,234
		7,853,423

Health Care : 12.40%
Biotechnology : 2.99%
Biogen Incorporated †	3,700	1,036,666
Celgene Corporation †	41,179	4,207,670
		5,244,336

Health Care Equipment & Supplies : 5.06%
Baxter International Incorporated	55,000	2,617,450
Boston Scientific Corporation †	140,000	3,080,000
Intuitive Surgical Incorporated †	4,700	3,158,776
		8,856,226

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Endeavor Select Fund

Security name	Shares	Value
Health Care Providers & Services : 3.65%
UnitedHealth Group Incorporated	45,300	$6,402,249

Pharmaceuticals : 0.70%
Eli Lilly & Company	16,500	1,218,360

Industrials : 6.67%
Building Products : 1.43%
Johnson Controls International plc	61,926	2,496,856

Commercial Services & Supplies : 3.19%
Waste Connections Incorporated	74,340	5,591,111

Road & Rail : 2.05%
Kansas City Southern	41,000	3,598,160

Information Technology : 43.68%
Communications Equipment : 2.36%
Harris Corporation	46,300	4,130,423

Internet Software & Services : 14.92%
Alphabet Incorporated Class A †	11,999	9,717,990
Alphabet Incorporated Class C †	4,600	3,608,884
Facebook Incorporated Class A †	68,349	8,953,036
Tencent Holdings Limited ADR	145,400	3,857,462
		26,137,372

IT Services : 9.73%
Fidelity National Information Services Incorporated	65,100	4,812,192
PayPal Holdings Incorporated †	102,500	4,270,150
Visa Incorporated Class A	96,658	7,975,252
		17,057,594

Semiconductors & Semiconductor Equipment : 2.29%
Broadcom Limited	23,600	4,018,608

Software : 12.89%
Adobe Systems Incorporated †	35,500	3,816,605
Electronic Arts Incorporated †	53,800	4,224,376
Microsoft Corporation	91,600	5,488,672
Salesforce.com Incorporated †	36,700	2,758,372
ServiceNow Incorporated †	39,968	3,513,587
Symantec Corporation	111,300	2,785,839
		22,587,451

Technology Hardware, Storage & Peripherals : 1.49%
Apple Incorporated	22,983	2,609,490

Materials : 1.56%
Chemicals : 1.56%
The Sherwin-Williams Company	11,200	2,742,432

Total Common Stocks (Cost $131,932,854)		173,365,997

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 0.61%
Investment Companies : 0.61%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32%	1,064,232	$1,064,232

Total Short-Term Investments (Cost $1,064,232)				1,064,232

Total investments in securities (Cost $132,997,086)*	99.54%			174,430,229
Other assets and liabilities, net	0.46			803,029

Total net assets	100.00%			$175,233,258

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $133,526,102 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,239,328
Gross unrealized losses	(2,335,201)

Net unrealized gains	$40,904,127

Abbreviations:

plc	Public limited company
ADR	American depository receipt

3

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$39,258,783	$0	$0	$39,258,783
Consumer staples	13,563,123	0	0	13,563,123
Financials	7,853,423	0	0	7,853,423
Health care	21,721,171	0	0	21,721,171
Industrials	11,686,127	0	0	11,686,127
Information technology	76,540,938	0	0	76,540,938
Materials	2,742,432	0	0	2,742,432
Short-term investments
Investment companies	1,064,232	0	0	1,064,232

Total assets	$174,430,229	$0	$0	$174,430,229

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.41%
Consumer Discretionary : 17.76%
Distributors : 0.86%
LKQ Corporation †	1,481,290	$47,816,041

Diversified Consumer Services : 0.75%
Grand Canyon Education Incorporated †	962,365	41,997,609

Hotels, Restaurants & Leisure : 2.01%
Starbucks Corporation	1,672,430	88,755,860
The Habit Restaurants Incorporated Class A †«(l)	1,655,980	23,432,117
		112,187,977

Internet & Direct Marketing Retail : 5.22%
Amazon.com Incorporated †	369,240	291,633,137

Multiline Retail : 2.05%
Dollar Tree Incorporated †	1,515,060	114,462,783

Specialty Retail : 5.99%
Burlington Stores Incorporated †	2,027,870	151,968,578
Five Below Incorporated †	1,944,063	73,057,888
The Home Depot Incorporated	484,460	59,108,965
Tractor Supply Company	317,345	19,875,317
ULTA Salon Cosmetics & Fragrance Incorporated †	124,030	30,181,460
		334,192,208

Textiles, Apparel & Luxury Goods : 0.88%
Under Armour Incorporated Class A †«	833,320	25,916,252
Under Armour Incorporated Class C †	889,823	23,010,823
		48,927,075

Consumer Staples : 4.44%
Beverages : 0.86%
Constellation Brands Incorporated Class A	286,540	47,886,565

Food & Staples Retailing : 2.18%
Costco Wholesale Corporation	250,130	36,986,723
Sprouts Farmers Market Incorporated †	3,826,240	84,751,216
		121,737,939

Food Products : 0.23%
Blue Buffalo Pet Products Incorporated †	512,000	12,861,440

Personal Products : 1.17%
The Estee Lauder Companies Incorporated Class A	746,900	65,077,397

Energy : 1.83%
Energy Equipment & Services : 0.53%
Halliburton Company	346,920	15,958,320
Schlumberger Limited	176,370	13,797,425
		29,755,745

Oil, Gas & Consumable Fuels : 1.30%
Concho Resources Incorporated †	551,730	70,036,606
Extraction Oil & Gas Incorporated †	120,379	2,571,295
		72,607,901

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Growth Fund

Security name	Shares	Value
Financials : 2.78%
Capital Markets : 2.78%
MarketAxess Holdings Incorporated	858,200	$129,382,232
Raymond James Financial Incorporated	288,000	17,314,560
TD Ameritrade Holding Corporation	238,790	8,169,006
		154,865,798

Health Care : 17.71%
Biotechnology : 6.72%
Alexion Pharmaceuticals Incorporated †	819,748	106,977,114
BioMarin Pharmaceutical Incorporated †	540,490	43,520,255
Celgene Corporation †	956,960	97,782,173
Incyte Corporation †	291,410	25,343,928
Regeneron Pharmaceuticals Incorporated †	166,760	57,535,535
Tesaro Incorporated †«	133,000	16,077,040
Ultragenyx Pharmaceutical Incorporated †	467,410	27,572,516
		374,808,561

Health Care Equipment & Supplies : 2.67%
Intuitive Surgical Incorporated †	48,830	32,817,666
NuVasive Incorporated †	1,055,221	63,028,350
Steris Corporation	797,360	53,279,595
		149,125,611

Health Care Providers & Services : 3.99%
Acadia Healthcare Company Incorporated †	3,711,542	133,467,050
Diplomat Pharmacy Incorporated †«	1,573,690	36,462,397
VCA Incorporated †	855,390	52,572,269
		222,501,716

Health Care Technology : 3.10%
Cerner Corporation †	1,116,950	65,430,931
Veeva Systems Incorporated Class A †	2,762,520	107,323,902
		172,754,833

Life Sciences Tools & Services : 0.17%
Mettler-Toledo International Incorporated †	23,840	9,633,267

Pharmaceuticals : 1.06%
Zoetis Incorporated	1,242,804	59,406,031

Industrials : 9.00%
Aerospace & Defense : 0.59%
The Boeing Company	231,960	33,038,063

Air Freight & Logistics : 1.06%
United Parcel Service Incorporated Class B	549,980	59,265,845

Commercial Services & Supplies : 3.45%
KAR Auction Services Incorporated	2,122,610	90,380,734
Waste Connections Incorporated	1,355,610	101,955,428
		192,336,162

Machinery : 0.55%
ITT Incorporated	879,460	30,974,581

Road & Rail : 3.35%
Kansas City Southern	311,290	27,318,810
Norfolk Southern Corporation	541,870	50,393,910

2

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Road & Rail (continued)
Union Pacific Corporation	1,237,790	$109,148,322
		186,861,042

Information Technology : 42.10%
Internet Software & Services : 16.55%
Alphabet Incorporated Class A †	407,630	330,139,537
Alphabet Incorporated Class C †	52,271	41,008,690
CoStar Group Incorporated †	396,990	74,284,769
eBay Incorporated †	628,000	17,904,280
Envestnet Incorporated †(l)	2,539,961	89,787,621
Facebook Incorporated Class A †	2,632,840	344,875,712
MercadoLibre Incorporated	105,500	17,725,055
New Relic Incorporated †«	212,060	7,729,587
		923,455,251

IT Services : 8.75%
Euronet Worldwide Incorporated †	407,740	32,435,717
Global Payments Incorporated	800,550	58,055,886
MasterCard Incorporated Class A	1,340,270	143,435,695
Vantiv Incorporated Class A †	1,109,513	64,751,179
Visa Incorporated Class A	2,298,320	189,634,383
		488,312,860

Semiconductors & Semiconductor Equipment : 5.13%
Broadcom Limited	209,940	35,748,583
Microchip Technology Incorporated	2,888,090	174,873,850
Monolithic Power Systems Incorporated	562,321	44,316,518
Texas Instruments Incorporated	441,260	31,263,271
		286,202,222

Software : 9.79%
Adobe Systems Incorporated †	298,500	32,091,735
BlackLine Incorporated †	75,469	1,716,920
Fortinet Incorporated †	675,930	21,670,316
Microsoft Corporation	1,290,560	77,330,355
Paycom Software Incorporated †	1,462,552	75,657,815
Paylocity Holding Corporation †«	1,045,235	45,457,270
Proofpoint Incorporated †«	1,060,090	83,089,854
Red Hat Incorporated †	150,000	11,617,500
Salesforce.com Incorporated †	314,290	23,622,036
ServiceNow Incorporated †	330,760	29,077,112
Splunk Incorporated †	1,901,751	114,466,393
Tableau Software Incorporated Class A †	59,195	2,844,320
Ultimate Software Group Incorporated †	131,380	27,719,866
		546,361,492

Technology Hardware, Storage & Peripherals : 1.88%
Apple Incorporated	920,390	104,501,081

Materials : 2.79%
Chemicals : 2.79%
Ecolab Incorporated	750,240	85,654,902
Praxair Incorporated	597,120	69,898,867
		155,553,769

Total Common Stocks (Cost $3,394,503,174)		5,491,102,002

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Growth Fund

Security name		Yield	Shares	Value
Short-Term Investments : 2.82%
Investment Companies : 2.82%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	109,941,070	$109,952,064
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	47,155,344	47,155,344
Total Short-Term Investments (Cost $157,096,691)				157,107,408

Total investments in securities (Cost $3,551,599,865)*	101.23%			5,648,209,410
Other assets and liabilities, net	(1.23)			(68,542,332)

Total net assets	100.00%			$5,579,667,078

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,576,466,958 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,247,987,314
Gross unrealized losses	(176,244,862)

Net unrealized gains	$2,071,742,452

Abbreviations:

LLC	Limited liability company

4

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$991,216,830	$0	$0	$991,216,830
Consumer staples	247,563,341	0	0	247,563,341
Energy	102,363,646	0	0	102,363,646
Financials	154,865,798	0	0	154,865,798
Health care	988,230,019	0	0	988,230,019
Industrials	502,475,693	0	0	502,475,693
Information technology	2,348,832,906	0	0	2,348,832,906
Materials	155,553,769	0	0	155,553,769
Short-term investments
Investment companies	47,155,344	0	0	47,155,344
Investments measured at net asset value*				109,952,064

Total assets	$5,538,257,346	$0	$0	$5,648,209,410

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $109,952,064 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Envestnet Incorporated	2,909,831	0	369,870	2,539,961	$89,787,621
Fiesta Restaurant Group Incorporated*	38,700	0	38,700	0	0
Grand Canyon Education Incorporated*	1,172,575	0	210,210	962,365	41,997,609
The Habit Restaurants Incorporated Class A	1,299,600	388,000	31,620	1,655,980	23,432,117

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Intrinsic Value Fund	Portfolio of investments —- October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.42%
Consumer Discretionary : 8.15%
Media : 3.91%
Comcast Corporation Class A	313,400	$19,374,388
The Walt Disney Company	187,900	17,416,451
		36,790,839

Specialty Retail : 4.24%
Advance Auto Parts Incorporated	96,600	13,531,728
The TJX Companies Incorporated	357,000	26,328,750
		39,860,478

Consumer Staples : 9.38%
Beverages : 5.09%
Anheuser-Busch InBev NV ADR	216,700	25,026,683
PepsiCo Incorporated	213,300	22,865,760
		47,892,443

Food Products : 3.10%
Mondelez International Incorporated Class A	166,766	7,494,464
Nestle SA ADR	297,900	21,640,946
		29,135,410

Household Products : 1.03%
The Procter & Gamble Company	111,593	9,686,272

Personal Products : 0.16%
Coty Incorporated Class A	67,269	1,546,514

Energy : 9.44%
Energy Equipment & Services : 3.43%
FMC Technologies Incorporated †	427,900	13,808,333
Schlumberger Limited	236,000	18,462,280
		32,270,613

Oil, Gas & Consumable Fuels : 6.01%
Concho Resources Incorporated †	42,713	5,421,988
EOG Resources Incorporated	322,000	29,115,240
Occidental Petroleum Corporation	80,500	5,869,255
Royal Dutch Shell plc ADR Class A «	324,600	16,168,326
		56,574,809

Financials : 13.70%
Banks : 7.46%
BB&T Corporation	580,500	22,755,600
CIT Group Incorporated	523,000	19,000,590
US Bancorp	636,300	28,480,788
		70,236,978

1

Portfolio of investments —- October 31, 2016 (unaudited)	Wells Fargo Intrinsic Value Fund

Security name	Shares	Value
Capital Markets : 1.32%
UBS Group AG «	882,500	$12,416,775

Consumer Finance : 1.95%
Synchrony Financial	643,300	18,391,947

Insurance : 2.97%
The Allstate Corporation	411,000	27,906,900

Health Care : 10.42%
Biotechnology : 2.34%
Gilead Sciences Incorporated	299,200	22,030,096

Health Care Equipment & Supplies : 1.82%
Abbott Laboratories	437,000	17,147,880

Health Care Providers & Services : 3.78%
Cigna Corporation	159,500	18,953,385
Express Scripts Holding Company †	246,900	16,641,060
		35,594,445

Pharmaceuticals : 2.48%
Merck & Company Incorporated	396,300	23,270,736

Industrials : 12.12%
Aerospace & Defense : 2.77%
Lockheed Martin Corporation	105,900	26,091,642

Air Freight & Logistics : 1.91%
United Parcel Service Incorporated Class B	166,400	17,931,264

Electrical Equipment : 1.86%
Sensata Technologies Holding NV †	490,100	17,511,273

Industrial Conglomerates : 2.71%
Honeywell International Incorporated	232,400	25,489,632

Trading Companies & Distributors : 2.87%
AerCap Holdings NV †	657,700	27,038,047

Information Technology : 20.33%
Communications Equipment : 5.27%
Cisco Systems Incorporated	751,700	23,062,156
Motorola Solutions Incorporated	365,300	26,513,474
		49,575,630

Internet Software & Services : 2.77%
Alphabet Incorporated Class C †	33,250	26,085,955

IT Services : 5.02%
Accenture plc Class A	212,500	24,701,000
The Western Union Company	1,121,700	22,512,519
		47,213,519

Software : 5.30%
Microsoft Corporation	498,000	29,840,160

2

Wells Fargo Intrinsic Value Fund	Portfolio of investments —- October 31, 2016 (unaudited)

Security name			Shares	Value
Software (continued)
Oracle Corporation			521,000	$20,016,820
				49,856,980

Technology Hardware, Storage & Peripherals : 1.97%
Apple Incorporated			163,600	18,575,144

Materials : 2.19%
Construction Materials : 2.19%
Vulcan Materials Company			182,300	20,636,360

Real Estate : 1.90%
Equity REITs : 1.90%
Crown Castle International Corporation			196,000	17,834,040

Telecommunication Services : 1.70%
Diversified Telecommunication Services : 1.70%
Verizon Communications Incorporated			333,000	16,017,300

Utilities : 5.09%
Electric Utilities : 3.01%
NextEra Energy Incorporated			221,100	28,300,800

Multi-Utilities : 2.08%
WEC Energy Group Incorporated			327,200	19,540,384

Total Common Stocks (Cost $786,835,621)				888,451,105

		Yield
Short-Term Investments : 6.87%
Investment Companies : 6.87%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	12,347,241	12,348,476
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	52,349,302	52,349,302
Total Short-Term Investments (Cost $64,697,125)				64,697,778

Total investments in securities (Cost $851,532,746)*	101.29%			953,148,883
Other assets and liabilities, net	(1.29)			(12,163,402)

Total net assets	100.00%			$940,985,481

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $852,108,155 and unrealized gains (losses) consists of:

Gross unrealized gains	$129,938,437
Gross unrealized losses	(28,897,709)

Net unrealized gains	$101,040,728

Abbreviations:

ADR	American depositary receipt

3

Portfolio of investments —- October 31, 2016 (unaudited)	Wells Fargo Intrinsic Value Fund

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$76,651,317	$0	$0	$76,651,317
Consumer staples	88,260,639	0	0	88,260,639
Energy	88,845,422	0	0	88,845,422
Financials	128,952,600	0	0	128,952,600
Health care	98,043,157	0	0	98,043,157
Industrials	114,061,858	0	0	114,061,858
Information technology	191,307,228	0	0	191,307,228
Materials	20,636,360	0	0	20,636,360
Real estate	17,834,040	0	0	17,834,040
Telecommunications services	16,017,300	0	0	16,017,300
Utilities	47,841,184	0	0	47,841,184
Short-term investments
Investment companies	52,349,302	0	0	52,349,302
Investments measured at net asset value*				12,348,476

Total assets	$940,800,407	$0	$0	$953,148,883

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $12,348,476 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.49%
Consumer Discretionary : 14.55%
Auto Components : 2.18%
Lear Corporation	170,348	$20,915,327

Automobiles : 1.98%
General Motors Company	602,012	19,023,579

Media : 2.11%
Comcast Corporation Class A	327,288	20,232,944

Specialty Retail : 8.28%
Foot Locker Incorporated	305,084	20,370,459
Lowe’s Companies Incorporated	299,866	19,986,069
The Home Depot Incorporated	167,359	20,419,472
The TJX Companies Incorporated	252,422	18,616,123
		79,392,123

Consumer Staples : 9.35%
Food & Staples Retailing : 7.28%
CVS Health Corporation	222,457	18,708,634
Sysco Corporation	376,263	18,105,776
The Kroger Company	447,457	13,862,218
Wal-Mart Stores Incorporated	274,193	19,198,994
		69,875,622

Food Products : 2.07%
Pinnacle Foods Incorporated	385,309	19,812,589

Energy : 5.17%
Oil, Gas & Consumable Fuels : 5.17%
Chevron Corporation	181,942	19,058,425
Exxon Mobil Corporation	159,730	13,308,704
Valero Energy Corporation	291,289	17,255,960
		49,623,089

Financials : 14.12%
Banks : 6.21%
Huntington Bancshares Incorporated	1,667,539	17,675,913
JPMorgan Chase & Company	300,815	20,834,447
SunTrust Banks Incorporated	465,762	21,066,415
		59,576,775

Capital Markets : 1.95%
Goldman Sachs Group Incorporated	104,828	18,684,543

Insurance : 5.96%
AFLAC Incorporated	265,964	18,316,941
Lincoln National Corporation	417,389	20,489,626
Prudential Financial Incorporated	217,174	18,414,183
		57,220,750

Health Care : 16.07%
Biotechnology : 3.40%
Amgen Incorporated	119,590	16,881,324

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Large Cap Core Fund

Security name	Shares	Value
Biotechnology (continued)
Gilead Sciences Incorporated	213,492	$15,719,416
		32,600,740

Health Care Providers & Services : 10.80%
Aetna Incorporated	190,091	20,406,269
AmSurg Corporation †	235,389	14,064,493
Centene Corporation †	312,129	19,501,820
HCA Holdings Incorporated †	227,347	17,398,866
McKesson Corporation	102,294	13,008,728
UnitedHealth Group Incorporated	136,036	19,225,966
		103,606,142

Pharmaceuticals : 1.87%
Merck & Company Incorporated	306,122	17,975,484

Industrials : 9.73%
Aerospace & Defense : 4.38%
Northrop Grumman Corporation	95,969	21,976,901
Spirit AeroSystems Holdings Incorporated Class A †	398,547	20,070,827
		42,047,728

Airlines : 3.49%
Delta Air Lines Incorporated	413,121	17,256,064
Southwest Airlines Company	405,960	16,258,698
		33,514,762

Machinery : 1.86%
Stanley Black & Decker Incorporated	156,758	17,845,331

Information Technology : 22.41%
Electronic Equipment, Instruments & Components : 3.93%
CDW Corporation of Delaware	459,291	20,626,759
Jabil Circuit Incorporated	800,869	17,090,544
		37,717,303

Internet Software & Services : 1.99%
Alphabet Incorporated Class C †	24,305	19,068,245

IT Services : 2.00%
Accenture plc Class A	165,276	19,211,682

Semiconductors & Semiconductor Equipment : 7.39%
Intel Corporation	522,253	18,210,962
Linear Technology Corporation	381,782	22,929,827
NVIDIA Corporation	417,739	29,726,307
		70,867,096

Software : 4.72%
Electronic Arts Incorporated †	254,771	20,004,619
Microsoft Corporation	421,189	25,237,645
		45,242,264

Technology Hardware, Storage & Peripherals : 2.38%
Apple Incorporated	201,534	22,882,170

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name			Shares	Value
Materials : 6.10%
Chemicals : 4.13%
Air Products & Chemicals Incorporated			144,222	$19,242,099
The Dow Chemical Company			378,319	20,357,345
				39,599,444

Containers & Packaging : 1.97%
Avery Dennison Corporation			271,525	18,949,730

Real Estate : 1.99%
Equity REITs : 1.99%
Prologis Incorporated			366,716	19,127,907

Total Common Stocks (Cost $850,360,377)				954,613,369

		Yield
Short-Term Investments : 0.11%
Investment Companies : 0.11%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32%	1,104,971	1,104,971

Total Short-Term Investments (Cost $1,104,971)				1,104,971

Total investments in securities (Cost $851,465,348)*	99.60%			955,718,340
Other assets and liabilities, net	0.40			3,798,005

Total net assets	100.00%			$959,516,345

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $854,185,078 and unrealized gains (losses) consists of:

Gross unrealized gains	$123,009,583
Gross unrealized losses	(21,476,321)

Net unrealized gains	$101,533,262

Abbreviations:

plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$139,563,973	$0	$0	$139,563,973
Consumer staples	89,688,211	0	0	89,688,211
Energy	49,623,089	0	0	49,623,089
Financials	135,482,068	0	0	135,482,068
Health care	154,182,366	0	0	154,182,366
Industrials	93,407,821	0	0	93,407,821
Information technology	214,988,760	0	0	214,988,760
Materials	58,549,174	0	0	58,549,174
Real estate	19,127,907	0	0	19,127,907
Short-term investments
Investment companies	1,104,971	0	0	1,104,971

Total assets	$955,718,340	$0	$0	$955,718,340

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.93%
Consumer Discretionary : 21.43%
Hotels, Restaurants & Leisure : 2.14%
Marriott International Incorporated Class A	105,000	$7,213,500
Starbucks Corporation	382,000	20,272,740
		27,486,240

Internet & Direct Marketing Retail : 6.05%
Amazon.com Incorporated †	79,900	63,106,618
The Priceline Group Incorporated †	10,000	14,742,300
		77,848,918

Media : 0.21%
The Walt Disney Company	28,900	2,678,741

Multiline Retail : 3.23%
Dollar Tree Incorporated †	549,000	41,476,950

Specialty Retail : 5.91%
O’Reilly Automotive Incorporated †	112,800	29,828,832
The Home Depot Incorporated	247,840	30,238,958
Tractor Supply Company	156,010	9,770,906
ULTA Salon Cosmetics & Fragrance Incorporated †	25,380	6,175,969
		76,014,665

Textiles, Apparel & Luxury Goods : 3.89%
Nike Incorporated Class B	481,000	24,136,580
Under Armour Incorporated Class A «	208,970	6,498,967
VF Corporation	357,000	19,352,970
		49,988,517

Consumer Staples : 4.26%
Food & Staples Retailing : 1.96%
Costco Wholesale Corporation	171,000	25,285,770

Household Products : 0.75%
Colgate-Palmolive Company	135,000	9,633,600

Personal Products : 1.55%
The Estee Lauder Companies Incorporated Class A	228,420	19,902,235

Energy : 2.25%
Energy Equipment & Services : 0.53%
Schlumberger Limited	87,480	6,843,560

Oil, Gas & Consumable Fuels : 1.72%
Concho Resources Incorporated †	174,000	22,087,560

Financials : 0.66%
Capital Markets : 0.66%
The Charles Schwab Corporation	268,000	8,495,600

Health Care : 14.01%
Biotechnology : 9.23%
Alexion Pharmaceuticals Incorporated †	160,000	20,880,000
Amgen Incorporated	90,000	12,704,400
BioMarin Pharmaceutical Incorporated †	204,180	16,440,574

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Large Cap Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Celgene Corporation †	311,000	$31,777,980
Incyte Corporation †	97,460	8,476,096
Regeneron Pharmaceuticals Incorporated †	43,850	15,129,127
Tesaro Incorporated †«	40,000	4,835,200
Vertex Pharmaceuticals Incorporated †	112,370	8,524,388
		118,767,765

Health Care Equipment & Supplies : 1.94%
Danaher Corporation	149,930	11,777,002
Medtronic plc	160,000	13,123,200
		24,900,202

Health Care Technology : 1.48%
Cerner Corporation †	325,000	19,038,500

Pharmaceuticals : 1.36%
Allergan plc †	19,000	3,969,860
Zoetis Incorporated	282,000	13,479,600
		17,449,460

Industrials : 7.55%
Aerospace & Defense : 0.89%
The Boeing Company	80,000	11,394,400

Air Freight & Logistics : 0.20%
FedEx Corporation	15,000	2,625,065

Airlines : 0.29%
Southwest Airlines Company	93,313	3,737,186

Commercial Services & Supplies : 0.20%
KAR Auction Services Incorporated	61,000	2,597,380

Electrical Equipment : 0.80%
Rockwell Automation Incorporated	86,000	10,295,920

Industrial Conglomerates : 1.54%
3M Company	120,000	19,836,000

Machinery : 0.53%
Fortive Corporation	132,960	6,787,608

Road & Rail : 3.10%
Kansas City Southern	159,160	13,967,882
Union Pacific Corporation	293,440	25,875,539
		39,843,421

Information Technology : 45.15%
Communications Equipment : 1.31%
Palo Alto Networks Incorporated †	109,190	16,796,698

Internet Software & Services : 14.28%
Alphabet Incorporated Class A †	66,530	53,882,647
Alphabet Incorporated Class C †	49,270	38,654,286
eBay Incorporated †	498,000	14,197,980
Facebook Incorporated Class A †	587,000	76,891,130
		183,626,043

IT Services : 9.94%
Accenture plc Class A	165,410	19,227,258

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name			Shares	Value
IT Services (continued)
FleetCor Technologies Incorporated †			78,000	$13,673,400
MasterCard Incorporated Class A			380,400	40,710,408
PayPal Holdings Incorporated †			427,360	17,803,818
Visa Incorporated Class A			442,000	36,469,420
				127,884,304

Semiconductors & Semiconductor Equipment : 7.25%
Broadcom Limited			150,000	25,541,999
Microchip Technology Incorporated			441,000	26,702,550
QUALCOMM Incorporated			199,450	13,706,204
Texas Instruments Incorporated			384,260	27,224,821
				93,175,574

Software : 11.19%
Activision Blizzard Incorporated			327,000	14,116,590
Adobe Systems Incorporated †			166,700	17,921,917
Microsoft Corporation			983,000	58,901,360
Salesforce.com Incorporated †			233,700	17,564,892
ServiceNow Incorporated †			190,810	16,774,107
Splunk Incorporated †			309,170	18,608,942
				143,887,808

Technology Hardware, Storage & Peripherals : 1.18%
Apple Incorporated			134,200	15,237,068

Materials : 3.62%
Chemicals : 3.62%
Ecolab Incorporated			225,000	25,688,250
Praxair Incorporated			178,320	20,874,139
				46,562,389

Total Common Stocks (Cost $825,401,572)				1,272,185,147

		Yield
Short-Term Investments : 2.20%
Investment Companies : 2.20%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	12,968,614	12,969,911
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	15,287,784	15,287,784
Total Short-Term Investments (Cost $28,256,422)				28,257,695

Total investments in securities (Cost $853,657,994)*	101.13%			1,300,442,842
Other assets and liabilities, net	(1.13)			(14,490,055)

Total net assets	100.00%			$1,285,952,787

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received fromsecurities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $855,548,925 and unrealized gains (losses) consists of:

Gross unrealized gains	$463,511,206
Gross unrealized losses	(18,617,289)

Net unrealized gains	$444,893,917

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Large Cap Growth Fund

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$275,494,031	$0	$0	$275,494,031
Consumer staples	54,821,605	0	0	54,821,605
Energy	28,931,120	0	0	28,931,120
Financials	8,495,600	0	0	8,495,600
Health care	180,155,927	0	0	180,155,927
Industrials	97,116,980	0	0	97,116,980
Information technology	580,607,495	0	0	580,607,495
Materials	46,562,389	0	0	46,562,389
Short-term investments
Investment companies	15,287,784	0	0	15,287,784
Investments measured at net asset value*				12,969,911

Total assets	$1,287,472,931	$0	$0	$1,300,442,842

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $12,969,911 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.96%
Consumer Discretionary : 6.23%
Hotels, Restaurants & Leisure : 1.21%
Norwegian Cruise Line Holdings Limited †	75,220	$2,923,801

Household Durables : 1.15%
Harman International Industries Incorporated	35,128	2,800,053

Leisure Products : 1.23%
Mattel Incorporated	94,200	2,970,126

Media : 1.18%
Scripps Networks Interactive Incorporated Class A	44,490	2,863,376

Specialty Retail : 1.46%
Signet Jewelers Limited «	24,783	2,013,867
Williams-Sonoma Incorporated «	32,790	1,515,554
		3,529,421

Consumer Staples : 7.38%
Beverages : 0.95%
Coca-Cola European Partners plc	60,028	2,307,476

Food & Staples Retailing : 2.29%
CVS Health Corporation	66,068	5,556,319

Food Products : 2.08%
ConAgra Foods Incorporated	52,308	2,520,199
TreeHouse Foods Incorporated †	28,627	2,504,290
		5,024,489

Household Products : 1.14%
The Procter & Gamble Company	31,913	2,770,048

Personal Products : 0.92%
Herbalife Limited «†	36,637	2,223,133

Energy : 12.87%
Energy Equipment & Services : 1.54%
Baker Hughes Incorporated	67,359	3,731,689

Oil, Gas & Consumable Fuels : 11.33%
Apache Corporation	48,822	2,903,933
Chevron Corporation	34,049	3,566,633
ConocoPhillips	112,565	4,890,949
Exxon Mobil Corporation	86,320	7,192,182
Kinder Morgan Incorporated	202,649	4,140,119
Noble Energy Incorporated	138,005	4,757,032
		27,450,848

Financials : 21.83%
Banks : 12.86%
Bank of America Corporation	294,558	4,860,207
BOK Financial Corporation «	59,384	4,217,452
CIT Group Incorporated	101,074	3,672,018
Citigroup Incorporated	93,393	4,590,266
First Republic Bank	35,545	2,645,614
FNB Corporation PA	345,616	4,517,201

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Large Company Value Fund

Security name	Shares	Value
Banks (continued)
JPMorgan Chase & Company	96,279	$6,668,284
		31,171,042

Capital Markets : 2.79%
Affiliated Managers Group Incorporated †	15,647	2,075,731
Ameriprise Financial Incorporated	13,503	1,193,530
Goldman Sachs Group Incorporated	19,552	3,484,948
		6,754,209

Insurance : 6.18%
American International Group Incorporated	86,592	5,342,726
Arthur J. Gallagher & Company	63,687	3,071,624
Chubb Limited	29,165	3,703,955
MetLife Incorporated	60,650	2,848,124
		14,966,429

Health Care : 10.52%
Biotechnology : 0.72%
AbbVie Incorporated	31,506	1,757,405

Health Care Providers & Services : 2.44%
AmSurg Corporation †	30,152	1,801,582
Cigna Corporation	16,760	1,991,591
HCA Holdings Incorporated †	27,609	2,112,917
		5,906,090

Pharmaceuticals : 7.36%
Allergan plc †	13,228	2,763,858
Johnson & Johnson	23,023	2,670,438
Mallinckrodt plc †	47,517	2,815,857
Merck & Company Incorporated	49,912	2,930,833
Pfizer Incorporated	130,030	4,123,251
Shire plc ADR	14,947	2,520,662
		17,824,899

Industrials : 9.80%
Aerospace & Defense : 2.32%
Curtiss-Wright Corporation	35,119	3,147,365
Orbital ATK Incorporated	33,158	2,465,629
		5,612,994

Airlines : 0.92%
United Continental Holdings Incorporated †	39,677	2,231,038

Electrical Equipment : 0.94%
Eaton Corporation plc	35,774	2,281,308

Industrial Conglomerates : 1.56%
General Electric Company	130,188	3,788,471

Machinery : 1.64%
Stanley Black & Decker Incorporated	34,985	3,982,692

Road & Rail : 1.11%
Norfolk Southern Corporation	28,822	2,680,446

Trading Companies & Distributors : 1.31%
HD Supply Holdings Incorporated †	96,140	3,172,620

2

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Information Technology : 10.48%
Electronic Equipment, Instruments & Components : 1.96%
Synnex Corporation	24,374	$2,499,310
TE Connectivity Limited	35,809	2,251,312
		4,750,622

Internet Software & Services : 1.47%
Alphabet Incorporated Class C †	4,534	3,557,104

IT Services : 0.92%
Alliance Data Systems Corporation	10,954	2,239,764

Semiconductors & Semiconductor Equipment : 2.80%
NXP Semiconductors NV †	29,071	2,907,100
Skyworks Solutions Incorporated	50,344	3,873,467
		6,780,567

Software : 0.81%
Citrix Systems Incorporated †	23,106	1,959,389

Technology Hardware, Storage & Peripherals : 2.52%
Apple Incorporated	21,257	2,413,520
NCR Corporation †	105,649	3,702,997
		6,116,517

Materials : 4.14%
Chemicals : 1.92%
Cabot Corporation	35,969	1,875,424
FMC Corporation	59,360	2,783,390
		4,658,814

Containers & Packaging : 2.22%
Crown Holdings Incorporated †	51,603	2,799,463
WestRock Company	55,838	2,579,157
		5,378,620

Real Estate : 6.59%
Equity REITs : 6.59%
Alexandria Real Estate Equities Incorporated	56,589	6,100,860
Prologis Incorporated	54,696	2,852,943
SL Green Realty Corporation	25,185	2,473,671
VEREIT Incorporated	296,296	2,785,182
Vornado Realty Trust	18,975	1,760,501
		15,973,157

Telecommunication Services : 2.09%
Diversified Telecommunication Services : 2.09%
AT&T Incorporated	68,301	2,512,794
Verizon Communications Incorporated	53,267	2,562,143
		5,074,937

Utilities : 6.03%
Electric Utilities : 4.95%
Duke Energy Corporation	45,776	3,662,996
Great Plains Energy Incorporated	152,220	4,329,137

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Large Company Value Fund

Security name			Shares	Value
Electric Utilities (continued)
The Southern Company			77,948	$4,019,778
				12,011,911

Multi-Utilities : 1.08%
Black Hills Corporation			42,207	2,610,505

Total Common Stocks (Cost $195,923,723)				237,392,329

		Yield
Short-Term Investments : 6.25%
Investment Companies : 6.25%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	7,797,025	7,797,413
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	7,351,279	7,351,279
Total Short-Term Investments (Cost $15,148,304)				15,148,692

Total investments in securities (Cost $211,072,027)*	104.21%			252,541,021
Other assets and liabilities, net	(4.21)			(10,213,386)

Total net assets	100.00%			$242,327,635

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $215,031,624 and unrealized gains (losses) consists of:

Gross unrealized gains	$47,299,146
Gross unrealized losses	(9,789,749)

Net unrealized gains	$37,509,397

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$15,086,777	$0	$0	$15,086,777
Consumer staples	17,881,465	0	0	17,881,465
Energy	31,182,537	0	0	31,182,537
Financials	52,891,680	0	0	52,891,680
Health care	25,488,394	0	0	25,488,394
Industrials	23,749,569	0	0	23,749,569
Information technology	25,403,963	0	0	25,403,963
Materials	10,037,434	0	0	10,037,434
Real estate	15,973,157	0	0	15,973,157
Telecommunication services	5,074,937	0	0	5,074,937
Utilities	14,622,416	0	0	14,622,416
Short-term investments
Investment companies	7,351,279	0	0	7,351,279
Investments measured at net asset value*				7,797,413

Total assets	$244,743,608	$0	$0	$252,541,021

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $7,797,413 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.05%
Consumer Discretionary : 19.71%
Auto Components : 1.08%
Adient plc †	17,115	$778,904
Johnson Controls International plc	168,858	6,808,355
		7,587,259

Hotels, Restaurants & Leisure : 5.79%
Six Flags Entertainment Corporation	169,800	9,449,370
Starbucks Corporation	245,500	13,028,685
Vail Resorts Incorporated	46,502	7,414,279
Yum! Brands Incorporated	125,600	10,836,768
		40,729,102

Internet & Direct Marketing Retail : 5.18%
Amazon.com Incorporated †	46,100	36,410,702

Media : 3.41%
Charter Communications Incorporated Class A †	50,300	12,569,467
Cinemark Holdings Incorporated	286,756	11,412,889
		23,982,356

Multiline Retail : 0.69%
Dollar General Corporation	70,340	4,859,791

Specialty Retail : 3.56%
O’Reilly Automotive Incorporated †	32,100	8,488,524
The Home Depot Incorporated	135,800	16,568,958
		25,057,482

Consumer Staples : 7.47%
Beverages : 3.90%
Constellation Brands Incorporated Class A	85,800	14,338,896
Monster Beverage Corporation †	90,400	13,048,336
		27,387,232

Food Products : 1.53%
TreeHouse Foods Incorporated †	122,900	10,751,292

Tobacco : 2.04%
Reynolds American Incorporated	260,700	14,359,356

Financials : 5.45%
Capital Markets : 5.45%
Intercontinental Exchange Incorporated	49,500	13,384,305
Raymond James Financial Incorporated	140,702	8,459,004
S&P Global Incorporated	73,700	8,980,345
SEI Investments Company	168,757	7,480,998
		38,304,652

Health Care : 14.63%
Biotechnology : 3.17%
Alexion Pharmaceuticals Incorporated †	40,100	5,233,050
Biogen Incorporated †	13,600	3,810,448

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Omega Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Celgene Corporation †	130,075	$13,291,064
		22,334,562

Health Care Equipment & Supplies : 5.59%
Baxter International Incorporated	174,400	8,299,696
Boston Scientific Corporation †	382,100	8,406,200
DexCom Incorporated †	84,700	6,626,928
Integra LifeSciences Holdings Corporation †	89,200	7,092,292
Intuitive Surgical Incorporated †	13,192	8,866,079
		39,291,195

Health Care Providers & Services : 5.23%
Amedisys Incorporated †	118,800	5,139,288
Surgical Care Affiliates Incorporated †	188,740	8,076,185
UnitedHealth Group Incorporated	128,600	18,175,038
VCA Incorporated †	87,400	5,371,604
		36,762,115

Pharmaceuticals : 0.64%
Eli Lilly & Company	61,200	4,519,008

Industrials : 10.62%
Aerospace & Defense : 1.03%
Orbital ATK Incorporated	97,600	7,257,536

Commercial Services & Supplies : 3.81%
KAR Auction Services Incorporated	241,248	10,272,340
Waste Connections Incorporated	219,800	16,531,158
		26,803,498

Electrical Equipment : 1.02%
Acuity Brands Incorporated	32,100	7,176,597

Industrial Conglomerates : 1.23%
Carlisle Companies Incorporated	82,800	8,681,580

Professional Services : 1.01%
TransUnion †	227,000	7,091,480

Road & Rail : 1.38%
Kansas City Southern	110,400	9,688,704

Trading Companies & Distributors : 1.14%
HD Supply Holdings Incorporated †	241,777	7,978,641

Information Technology : 36.51%
Communications Equipment : 1.29%
Harris Corporation	101,700	9,072,657

Internet Software & Services : 12.54%
Alphabet Incorporated Class A †	31,700	25,673,830
Alphabet Incorporated Class C †	23,085	18,111,106
CoStar Group Incorporated †	33,600	6,287,232
Facebook Incorporated Class A †	213,700	27,992,563
Tencent Holdings Limited ADR	382,900	10,158,337
		88,223,068

IT Services : 8.95%
Acxiom Corporation †	278,783	6,568,127
EPAM Systems Incorporated †	129,741	8,351,428

2

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name			Shares	Value
IT Services (continued)
PayPal Holdings Incorporated †			300,800	$12,531,328
Visa Incorporated Class A			293,304	24,200,513
WEX Incorporated †			103,595	11,302,215
				62,953,611

Software : 12.20%
Adobe Systems Incorporated †			98,700	10,611,237
Ellie Mae Incorporated †			75,530	7,997,872
Microsoft Corporation			245,100	14,686,392
Nintendo Company Limited «			224,738	6,762,366
Salesforce.com Incorporated †			113,500	8,530,660
ServiceNow Incorporated †			130,100	11,437,091
Symantec Corporation			294,300	7,366,329
Take-Two Interactive Software Incorporated †			256,900	11,403,791
Tyler Technologies Incorporated †			43,500	6,977,400
				85,773,138

Technology Hardware, Storage & Peripherals : 1.53%
Apple Incorporated			94,900	10,774,946

Materials : 3.66%
Chemicals : 1.08%
The Sherwin-Williams Company			31,000	7,590,660

Construction Materials : 1.32%
Vulcan Materials Company			82,100	9,293,720

Containers & Packaging : 1.26%
Berry Plastics Group Incorporated †			202,800	8,872,500

Real Estate : 1.00%
Real Estate Management & Development : 1.00%
CBRE Group Incorporated Class A †			273,100	7,035,054

Total Common Stocks (Cost $557,117,404)				696,603,494

		Yield
Short-Term Investments : 0.45%
Investment Companies : 0.45%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	601,381	601,442
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	2,571,420	2,571,420
Total Short-Term Investments (Cost $3,172,860)				3,172,862

Total investments in securities (Cost $560,290,264)*	99.50%			699,776,356
Other assets and liabilities, net	0.50			3,521,324

Total net assets	100.00%			$703,297,680

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $561,586,965 and unrealized gains (losses) consists of:

Gross unrealized gains	$157,446,564
Gross unrealized losses	(19,257,173)

Net unrealized gains	$138,189,391

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Omega Growth Fund

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$138,626,692	$0	$0	$138,626,692
Consumer staples	52,497,880	0	0	52,497,880
Financials	38,304,652	0	0	38,304,652
Health care	102,906,880	0	0	102,906,880
Industrials	74,678,036	0	0	74,678,036
Information technology	256,797,420	0	0	256,797,420
Materials	25,756,880	0	0	25,756,880
Real estate	7,035,054	0	0	7,035,054
Short-term investments
Investment companies	2,571,420	0	0	2,571,420
Investments measured at net asset value*				601,442

Total assets	$699,174,914	$0	$0	$699,776,356

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $601,442 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.11%
Consumer Discretionary : 17.06%
Auto Components : 0.09%
Delphi Automotive plc	41,120	$2,675,678

Distributors : 1.00%
LKQ Corporation †	934,540	30,166,951

Hotels, Restaurants & Leisure : 1.69%
Domino’s Pizza Incorporated	18,900	3,198,636
Starbucks Corporation	907,710	48,172,170
		51,370,806

Internet & Direct Marketing Retail : 6.13%
Amazon.com Incorporated †	235,210	185,773,562

Media : 0.35%
The Walt Disney Company	114,220	10,587,052

Multiline Retail : 2.54%
Dollar Tree Incorporated †	1,019,800	77,045,890

Specialty Retail : 4.35%
Burlington Stores Incorporated †	18,100	1,356,414
O’Reilly Automotive Incorporated †	101,100	26,734,884
The Home Depot Incorporated	522,110	63,702,641
The TJX Companies Incorporated	376,260	27,749,175
Tractor Supply Company	196,730	12,321,200
		131,864,314

Textiles, Apparel & Luxury Goods : 0.91%
Nike Incorporated Class B	116,350	5,838,443
Under Armour Incorporated Class A †«	454,290	14,128,419
Under Armour Incorporated Class C †	292,410	7,561,723
		27,528,585

Consumer Staples : 5.36%
Beverages : 2.61%
Constellation Brands Incorporated Class A	220,280	36,813,194
The Coca-Cola Company	995,440	42,206,656
		79,019,850

Food & Staples Retailing : 0.83%
Costco Wholesale Corporation	169,370	25,044,742

Household Products : 0.59%
Colgate-Palmolive Company	250,470	17,873,539

Personal Products : 1.33%
The Estee Lauder Companies Incorporated Class A	462,920	40,334,220

Energy : 1.92%
Energy Equipment & Services : 0.38%
Schlumberger Limited	148,790	11,639,842

Oil, Gas & Consumable Fuels : 1.54%
Concho Resources Incorporated †	295,080	37,457,455
EOG Resources Incorporated	70,670	6,389,981

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas Incorporated †	130,532	$2,788,164
		46,635,600

Financials : 0.37%
Capital Markets : 0.37%
TD Ameritrade Holding Corporation	329,350	11,267,064

Health Care : 13.65%
Biotechnology : 7.46%
Alexion Pharmaceuticals Incorporated †	493,474	64,398,357
BioMarin Pharmaceutical Incorporated †	469,450	37,800,114
Celgene Corporation †	570,298	58,273,050
Incyte Corporation †	199,420	17,343,557
Regeneron Pharmaceuticals Incorporated †	140,280	48,399,406
		226,214,484

Health Care Equipment & Supplies : 1.64%
Danaher Corporation	256,360	20,137,078
Intuitive Surgical Incorporated †	23,710	15,935,017
Medtronic plc	167,132	13,708,167
		49,780,262

Health Care Providers & Services : 1.98%
Acadia Healthcare Company Incorporated «†	1,456,880	52,389,405
VCA Incorporated †	124,660	7,661,604
		60,051,009

Health Care Technology : 1.13%
Cerner Corporation †	581,860	34,085,359

Pharmaceuticals : 1.44%
Allergan plc †	20,100	4,199,694
Zoetis Incorporated	825,178	39,443,508
		43,643,202

Industrials : 9.86%
Aerospace & Defense : 0.75%
The Boeing Company	158,650	22,596,520

Air Freight & Logistics : 1.26%
FedEx Corporation	41,940	7,310,981
United Parcel Service Incorporated Class B	288,110	31,046,734
		38,357,715

Commercial Services & Supplies : 2.36%
KAR Auction Services Incorporated	915,599	38,986,205
Waste Connections Incorporated	432,990	32,565,178
		71,551,383

Electrical Equipment : 0.62%
Acuity Brands Incorporated	83,820	18,739,637

Industrial Conglomerates : 0.61%
Honeywell International Incorporated	168,170	18,444,886

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Shares	Value
Machinery : 0.47%
Fortive Corporation	278,755	$14,230,443

Road & Rail : 3.79%
Kansas City Southern	230,080	20,191,821
Norfolk Southern Corporation	332,400	30,913,200
Union Pacific Corporation	724,140	63,854,665
		114,959,686

Information Technology : 45.51%
Communications Equipment : 0.52%
Palo Alto Networks Incorporated †	101,660	15,638,358

Internet Software & Services : 15.28%
Alphabet Incorporated Class A †	206,060	166,887,994
Alphabet Incorporated Class C †	47,528	37,287,617
CoStar Group Incorporated †	95,810	17,927,967
eBay Incorporated †	1,463,460	41,723,245
Facebook Incorporated Class A †	1,460,210	191,272,908
MercadoLibre Incorporated	48,280	8,111,523
		463,211,254

IT Services : 8.90%
Accenture plc Class A	259,780	30,196,827
Fidelity National Information Services Incorporated	41,420	3,061,766
FleetCor Technologies Incorporated †	104,980	18,402,994
MasterCard Incorporated Class A	699,010	74,808,050
PayPal Holdings Incorporated †	967,640	40,311,882
Visa Incorporated Class A	1,247,730	102,950,202
		269,731,721

Semiconductors & Semiconductor Equipment : 7.90%
Broadcom Limited	306,133	52,128,327
Microchip Technology Incorporated	1,701,270	103,011,899
NXP Semiconductors NV †	163,050	16,305,000
QUALCOMM Incorporated	94,870	6,519,466
Texas Instruments Incorporated	866,600	61,398,610
		239,363,302

Software : 10.80%
Activision Blizzard Incorporated	616,290	26,605,239
Adobe Systems Incorporated †	401,470	43,162,040
Fortinet Incorporated †	239,640	7,682,858
Microsoft Corporation	1,745,840	104,610,733
Red Hat Incorporated †	324,730	25,150,339
Salesforce.com Incorporated †	204,590	15,376,984
ServiceNow Incorporated †	232,970	20,480,393
Splunk Incorporated †	918,730	55,298,359
Ultimate Software Group Incorporated †	136,792	28,861,744
		327,228,689

Technology Hardware, Storage & Peripherals : 2.11%
Apple Incorporated	563,800	64,013,852

Materials : 3.37%
Chemicals : 3.37%
Ecolab Incorporated	466,120	53,216,920
Praxair Incorporated	416,590	48,766,025
		101,982,945

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Premier Large Company Growth Fund

Security name			Shares	Value
Real Estate : 1.01%
Equity REITs : 1.01%
American Tower Corporation			260,800	$30,563,150

Total Common Stocks (Cost $1,976,772,258)				2,973,215,552

		Yield
Short-Term Investments : 2.00%
Investment Companies : 2.00%
Securities Lending Cash Investment LLC (l)(r)(u)		0.69%	33,033,781	33,037,084
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32	27,679,278	27,679,278
Total Short-Term Investments (Cost $60,714,648)				60,716,362

Total investments in securities (Cost $2,037,486,906)*	100.11%			3,033,931,914
Other assets and liabilities, net	(0.11)			(3,243,469)

Total net assets	100.00%			$3,030,688,445

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,055,043,351 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,029,567,237
Gross unrealized losses	(50,678,674)

Net unrealized gains	$978,888,563

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$517,012,838	$0	$0	$517,012,838
Consumer staples	162,272,351	0	0	162,272,351
Energy	58,275,442	0	0	58,275,442
Financials	11,267,064	0	0	11,267,064
Health care	413,774,316	0	0	413,774,316
Industrials	298,880,270	0	0	298,880,270
Information technology	1,379,187,176	0	0	1,379,187,176
Materials	101,982,945	0	0	101,982,945
Real estate	30,563,150	0	0	30,563,150
Short-term investments
Investment companies	27,679,278	0	0	27,679,278
Investments measured at net asset value*				33,037,084

Total assets	$3,000,894,830	$0	$0	$3,033,931,914

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $33,037,084 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.38%
FHLMC Series M021 Class A	0.68%	6-15-2036	$20,630,000	$20,630,000
FHLMC Series M031 Class A	0.66	12-15-2045	5,805,000	5,805,000
FHLMC Series M017 Class A 144A	0.66	9-15-2050	19,940,000	19,940,000
Total Agency Securities (Cost $46,375,000)				46,375,000

Certificates of Deposit : 12.92%
Bank of Montreal	0.56	11-15-2016	27,000,000	27,000,975
Barclays Bank plc 144A(z)	0.88	11-15-2016	30,000,000	29,994,517
DG Bank (New York)	0.82	11-17-2016	10,000,000	10,000,820
Mitsubishi Trust & Bank	0.92	12-27-2016	12,000,000	12,005,117
National Bank of Canada	0.34	11-1-2016	27,650,000	27,650,000
National Bank of Kuwait	0.34	11-1-2016	55,000,000	55,000,000
NBAD Americas NV	0.36	11-1-2016	50,000,000	50,000,000
OCBC Bank	0.48	1-1-2050	40,000,000	40,000,000
Total Certificates of Deposit (Cost $251,642,927)				251,651,429

Commercial Paper : 26.41%
Asset-Backed Commercial Paper : 15.53%
Alpine Securitization Limited 144A(z)	0.48	11-1-2016	35,000,000	35,000,000
Barton Capital Corporation 144A(z)	0.45	11-1-2016	10,000,000	10,000,000
Chesham Finance Limited 144A(z)	0.48	11-1-2016	50,000,000	50,000,000
Concord Minutemen Capital Company 144A(z)	0.55	11-1-2016	23,000,000	23,000,000
Concord Minutemen Capital Company 144A(z)	0.60	11-4-2016	15,000,000	14,999,419
Crown Point Capital Company LLC 144A(z)	0.63	11-9-2016	13,000,000	12,998,584
Gotham Funding Corporation 144A(z)	0.66	11-14-2016	13,000,000	12,997,582
Kells Funding LLC 144A(z)	0.50	11-8-2016	19,000,000	18,998,319
Kells Funding LLC 144A(z)	0.52	11-7-2016	18,000,000	17,998,650
Lexington Parker Capital Company LLC 144A(z)	0.56	11-1-2016	20,000,000	20,000,000
Lexington Parker Capital Company LLC 144A(z)	0.60	11-4-2016	15,000,000	14,999,419
Manhattan Asset Funding Company LLC 144A(z)	0.52	11-4-2016	10,000,000	9,999,613
Metlife Short Term Fund 144A(z)	0.57	11-14-2016	20,000,000	19,996,497
Mountcliff Funding LLC 144A(z)	0.48	11-1-2016	20,000,000	20,000,000
Regency Markets No.1 LLC 144A(z)	0.65	11-10-2016	4,486,000	4,485,445
Regency Markets No.1 LLC 144A(z)	0.65	11-14-2016	9,000,000	8,998,326
Victory Receivables 144A(z)	0.66	11-14-2016	8,000,000	7,998,512
				302,470,366

Financial Company Commercial Paper : 8.83%
Banco de Credito e Inversiones 144A(z)	0.75	11-28-2016	27,000,000	26,990,058
Caisse Centrale Desjardins du Quebec 144A(z)	0.57	11-15-2016	18,000,000	17,996,920
Caisse Centrale Desjardins du Quebec 144A(z)	0.69	12-20-2016	16,000,000	15,988,392
National Securities Clearing Corporation 144A(z)	0.41	11-1-2016	20,000,000	20,000,000
NRW Bank 144A(z)	0.56	11-9-2016	28,000,000	27,996,478
NV Bank Nederlandse Gemeenten 144A(z)	0.60	11-28-2016	13,000,000	12,994,238
Oesterreichische Kontrollbank (z)	0.52	11-7-2016	40,000,000	39,997,400
PSP Capital Incorporated 144A(z)	0.55	11-7-2016	10,000,000	9,999,350
				171,962,836

Other Commercial Paper : 2.05%
Automatic Data Process Incorporated 144A(z)	0.40	11-1-2016	20,000,000	20,000,000
Caisse Des Depots et Consignations 144A(z)	0.50	11-14-2016	10,000,000	9,998,283
Erste Abwicklungsanstalt 144A(z)	0.47	11-3-2016	10,000,000	9,999,789
				39,998,072

Total Commercial Paper (Cost $514,416,888)				514,431,274

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 48.37%
California : 4.26%
Other Municipal Debt : 0.41%
San Francisco CA City & County Public Utilities Commission (Utilities Revenue)	0.82%	11-16-2016	$8,000,000	$8,000,657

Variable Rate Demand Notes ø: 3.85%
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.62	7-1-2024	25,000,000	25,000,000
Los Angeles CA Community Redevelopment Agency MFHR (Housing Revenue, FNMA LOC, FNMA LIQ)	0.55	4-15-2042	26,000,000	26,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.75	4-5-2019	24,000,000	24,000,000
				75,000,000

Colorado : 4.59%
Variable Rate Demand Notes ø: 4.59%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB LIQ)	0.64	10-1-2036	11,930,000	11,930,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.75	5-1-2052	40,000,000	40,000,000
Colorado Southern UTE Indian Tribe Reservation (Industrial Development Revenue)	0.69	11-1-2031	16,000,000	16,000,000
Colorado Southern UTE Indian Tribe Reservation (Miscellaneous Revenue) 144A	0.66	4-1-2040	5,000,000	5,000,000
Colorado Southern UTE Indian Tribe Reservation (Miscellaneous Revenue)	0.90	1-1-2027	16,430,000	16,430,000
				89,360,000

Connecticut : 5.11%
Variable Rate Demand Notes ø: 5.11%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.63	5-15-2034	14,000,000	14,000,000
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.30	4-15-2046	85,550,000	85,550,000
				99,550,000

Florida : 1.40%
Variable Rate Demand Note ø: 1.40%
Gainesville FL Utilities System Series B (Utilities Revenue, Bank of Montreal SPA)	0.60	10-1-2038	27,250,000	27,250,000

Georgia : 0.71%
Variable Rate Demand Note ø: 0.71%
Greene County GA Development Authority (Industrial Development Revenue, U.S. Bank NA LOC)	0.65	4-1-2027	13,900,000	13,900,000

Louisiana : 1.33%
Variable Rate Demand Note ø: 1.33%
East Baton Rouge Parish LA ExxonMobil Project Series B (Industrial Development Revenue)	0.50	12-1-2040	26,000,000	26,000,000

Maine : 1.95%
Variable Rate Demand Notes ø: 1.95%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.69	11-15-2039	20,000,000	20,000,000
Maine Housing Authority Series E-3 (Housing Revenue, Citibank NA SPA)	0.59	11-15-2038	7,000,000	7,000,000

2

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.65%	11-15-2032	$11,000,000	$11,000,000
				38,000,000

Maryland : 3.36%
Variable Rate Demand Notes ø: 3.36%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA)	0.70	9-1-2033	30,000,000	30,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.78	9-1-2044	24,555,000	24,555,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation (Industrial Development Revenue)	0.79	3-1-2030	11,000,000	11,000,000
				65,555,000

Massachusetts : 2.79%
Variable Rate Demand Notes ø: 2.79%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, TD Bank NA SPA)	0.60	1-1-2029	37,425,000	37,425,000
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA)	0.63	1-1-2039	17,000,000	17,000,000
				54,425,000

Michigan : 1.74%
Variable Rate Demand Notes ø: 1.74%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.73	10-1-2039	20,000,000	20,000,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.75	12-1-2038	13,835,000	13,835,000
				33,835,000

Mississippi : 1.65%
Variable Rate Demand Notes ø: 1.65%
Mississippi Business Finance Commission Gulf Opportunity Zone Series J (Industrial Development Revenue)	0.50	11-1-2035	14,100,000	14,100,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.50	12-1-2030	18,000,000	18,000,000
				32,100,000

Missouri : 0.32%
Variable Rate Demand Note ø: 0.32%
Puttable Floating Option Taxable Series TN-044 (Education Revenue, Bank of America NA LIQ) 144A	0.90	11-26-2032	6,290,000	6,290,000

New York : 13.24%
Variable Rate Demand Notes ø: 13.24%
New York NY Sub Series G-6 (GO Revenue, Mizuho Corporate Bank LOC)	0.54	4-1-2042	14,000,000	14,000,000
New York City NY Municipal Water Finance Authority Sub Series AA-6 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	0.52	6-15-2048	11,000,000	11,000,000
New York City NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.60	11-1-2041	26,750,000	26,750,000
New York City NY Transitional Finance Authority Sub Series F-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.64	2-1-2035	38,500,000	38,500,000
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.60	7-1-2031	5,000,000	5,000,000

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	1.00%	5-1-2048	$55,630,000	$55,630,000
New York HFA Biltmore Tower Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.67	5-15-2034	12,000,000	12,000,000
New York HFA Manhattan West Residential Project Series B1 (Housing Revenue, Bank of China LOC)	0.98	11-1-2049	5,000,000	5,000,000
New York HFA Manhattan West Residential Project Series B2 (Housing Revenue, Bank of China LOC)	0.95	11-1-2049	3,000,000	3,000,000
New York Housing Finance Agency 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC)	1.00	5-1-2050	25,000,000	25,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.60	11-1-2032	20,000,000	20,000,000
New York Taxable Trust Floater Series Yeshiva University (Education Revenue, Citibank NA LIQ) 144A	0.77	9-1-2024	12,000,000	12,000,000
New York Taxable Trust Floater Series Yeshiva University (Education Revenue, Citibank NA LIQ) 144A	0.77	9-1-2024	23,000,000	23,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.03	7-1-2017	7,000,000	7,000,000
				257,880,000

North Dakota : 0.37%
Variable Rate Demand Note ø: 0.37%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.68	1-1-2047	7,130,000	7,130,000

Other : 0.31%
Variable Rate Demand Note ø: 0.31%
Eagle Tax Exempt Trust Series 0055F Class A (Miscellaneous Revenue, FHLMC Insured, FHLB LIQ) 144A	0.67	4-15-2049	5,995,000	5,995,000

Rhode Island : 1.13%
Variable Rate Demand Note ø: 1.13%
Providence State Joseph Health & Service (Health Care Providers & Services) ±	0.73	10-1-2047	22,000,000	22,000,000

Tennessee : 0.62%
Other Municipal Debt : 0.36%
Metropolitan Government of Nashville (GO Revenue)	0.83	11-15-2016	7,000,000	7,000,509

Variable Rate Demand Note ø: 0.26%
Montgomery County TN Industrial Development Hankook Bonds Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.10	12-1-2024	5,000,000	5,000,000

Texas : 1.59%
Variable Rate Demand Note ø: 1.59%
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.78	7-1-2018	31,000,000	31,000,000

Utah : 0.87%
Variable Rate Demand Note ø: 0.87%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.66	10-1-2037	17,000,000	17,000,000

Wyoming : 1.03%
Variable Rate Demand Notes ø: 1.03%
Lincoln County WY ExxonMobil Project (Resource Recovery Revenue)	0.51	10-1-2044	5,000,000	5,000,000

4

Wells Fargo Cash Investment Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Sublette County WY ExxonMobil Project (Industrial Development Revenue)		0.50%	10-1-2044	$15,000,000	$15,000,000
					20,000,000

Total Municipal Obligations (Cost $942,270,000)					942,271,166

Other : 0.41%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A		0.78	8-1-2040	8,000,000	8,000,000

Total Other (Cost $8,000,000)					8,000,000

Other Instruments : 2.06%
DBS Bank Limited Pooled Bank Deposit Product		0.53	11-1-2016	40,000,000	40,000,000

Total Other Instruments (Cost $40,000,000)					40,000,000

Other Notes : 2.82%
Corporate Bonds and Notes : 2.82%
Hartford Healthcare Corporation ±		0.74	7-1-2049	14,000,000	14,000,000
Providence Health & Services ±§		0.79	10-1-2042	8,000,000	8,000,000
Racetrac Capital LLC ±§		0.78	9-1-2020	8,000,000	8,000,000
United Overseas Bank Limited 144A(z)		0.60	12-2-2016	25,000,000	24,986,847
Total Other Notes (Cost $54,987,083)					54,986,847

Repurchase Agreements ^^: 4.26%
GX Clarke & Company, dated 10-31-2016, maturity value $43,000,538 (1)		0.45	11-1-2016	43,000,000	43,000,000
JPMorgan Securities, dated 10-3-2016, maturity value $40,015,789 (2) ±§(i)¢		0.49	12-1-2016	40,000,000	40,000,000
Total Repurchase Agreements (Cost $83,000,000)					83,000,000

Total investments in securities (Cost $1,940,691,898)*	99.63%				1,940,715,716
Other assets and liabilities, net	0.37				7,289,357

Total net assets	100.00%				$1,948,005,073

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
^^	Collateralized by:
(1) U.S. government securities, 2.00% to 6.00%, 7-1-2017 to 4-1-2046, fair value including accrued interest is $44,291,515.
(2) U.S. government securities, 0.00% to 1.04%, 11-1-2016 to 6-9-2017, fair value including accrued interest is $40,800,284.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is $1,940,691,898 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,240
Gross unrealized losses	(422)

Net unrealized gains	$23,818

Abbreviations:

Ambac	Ambac Financial Group Incorporated

5

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund

CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

6

Wells Fargo Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable).

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 96.63%
U.S. Treasury Bill (z)		0.12%	2-2-2017	$285,070,000	$284,814,681
U.S. Treasury Bill (z)		0.22	12-29-2016	262,660,000	262,565,812
U.S. Treasury Bill (z)		0.25	11-25-2016	747,010,000	746,887,561
U.S. Treasury Bill (z)		0.26	11-10-2016	975,000,000	974,937,063
U.S. Treasury Bill (z)		0.27	11-3-2016	752,550,000	752,538,681
U.S. Treasury Bill (z)		0.27	11-17-2016	250,000,000	249,970,333
U.S. Treasury Bill (z)		0.30	12-22-2016	200,000,000	199,915,567
U.S. Treasury Bill (z)		0.31	1-5-2017	650,000,000	649,634,826
U.S. Treasury Bill (z)		0.32	12-8-2016	742,145,000	741,899,463
U.S. Treasury Bill (z)		0.33	12-1-2016	300,000,000	299,917,500
U.S. Treasury Bill (z)		0.33	1-19-2017	200,000,000	199,855,167
U.S. Treasury Bill (z)		0.34	1-26-2017	209,610,000	209,440,554
U.S. Treasury Bill (z)		0.35	1-12-2017	400,000,000	399,720,000
U.S. Treasury Bill (z)		0.36	12-15-2016	275,000,000	274,880,222
U.S. Treasury Bill (z)		0.44	2-9-2017	37,630,000	37,584,530
U.S. Treasury Bond		7.50	11-15-2016	20,000,000	20,053,665
U.S. Treasury Bond		8.75	5-15-2017	40,000,000	41,754,329
U.S. Treasury Note ±		0.41	4-30-2017	100,000,000	99,999,700
U.S. Treasury Note ±		0.42	7-31-2017	130,000,000	129,965,516
U.S. Treasury Note		0.50	4-30-2017	30,000,000	29,993,926
U.S. Treasury Note ±		0.51	10-31-2017	200,000,000	199,883,877
U.S. Treasury Note ±		0.51	7-31-2018	200,000,000	200,014,911
U.S. Treasury Note ±		0.51	10-31-2018	40,000,000	39,993,558
U.S. Treasury Note ±		0.53	4-30-2018	110,000,000	110,003,525
U.S. Treasury Note ±		0.61	1-31-2018	180,000,000	180,054,233
U.S. Treasury Note		0.63	11-15-2016	106,681,000	106,688,834
U.S. Treasury Note		0.63	12-15-2016	75,000,000	75,016,506
U.S. Treasury Note		0.63	12-31-2016	60,000,000	60,013,684
U.S. Treasury Note		0.63	2-15-2017	45,000,000	45,005,049
U.S. Treasury Note		0.63	5-31-2017	40,000,000	40,012,707
U.S. Treasury Note		0.63	8-31-2017	40,000,000	39,990,656
U.S. Treasury Note		0.75	1-15-2017	20,000,000	20,017,380
U.S. Treasury Note		0.75	3-15-2017	20,000,000	20,017,908
U.S. Treasury Note		0.88	11-30-2016	212,000,000	212,083,857
U.S. Treasury Note		0.88	12-31-2016	58,000,000	58,043,012
U.S. Treasury Note		0.88	1-31-2017	110,000,000	110,126,608
U.S. Treasury Note		0.88	2-28-2017	65,000,000	65,065,612
U.S. Treasury Note		0.88	4-15-2017	20,000,000	20,031,978
U.S. Treasury Note		0.88	4-30-2017	95,000,000	95,158,107
U.S. Treasury Note		0.88	5-15-2017	20,000,000	20,040,973
U.S. Treasury Note		1.00	3-31-2017	10,000,000	10,016,503
U.S. Treasury Note		1.88	9-30-2017	40,000,000	40,429,144
U.S. Treasury Note		2.75	11-30-2016	120,000,000	120,219,719
U.S. Treasury Note		2.75	5-31-2017	9,200,000	9,315,458
U.S. Treasury Note		3.00	2-28-2017	10,000,000	10,085,221
U.S. Treasury Note		3.13	1-31-2017	50,000,000	50,329,550
U.S. Treasury Note		4.50	5-15-2017	20,000,000	20,417,964
U.S. Treasury Note		4.63	11-15-2016	50,000,000	50,080,723
U.S. Treasury Note		4.63	2-15-2017	150,000,000	151,815,316
Total Treasury Debt (Cost $8,786,301,669)					8,786,301,669

Total investments in securities (Cost $8,786,301,669)*	96.63%				8,786,301,669
Other assets and liabilities, net	3.37				306,544,979

Total net assets	100.00%				$9,092,846,648

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

1

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 40.17%
FFCB	0.43%	1-13-2017	$10,000,000	$9,999,621
FFCB (z)	0.43	11-17-2016	25,000,000	24,995,222
FFCB (z)	0.45	11-3-2016	5,000,000	4,999,875
FFCB (z)	0.45	11-7-2016	10,000,000	9,999,250
FFCB (z)	0.45	11-29-2016	25,000,000	24,991,250
FFCB (z)	0.46	2-2-2017	15,000,000	14,982,175
FFCB (z)	0.46	2-15-2017	20,000,000	19,972,911
FFCB (z)	0.46	2-16-2017	50,000,000	49,931,639
FFCB (z)	0.47	2-23-2017	35,000,000	34,947,908
FFCB (z)	0.48	12-14-2016	25,000,000	24,985,667
FFCB (z)	0.50	3-6-2017	20,000,000	19,965,278
FFCB ±	0.50	9-11-2017	175,000,000	174,996,951
FFCB ±	0.50	10-30-2017	25,000,000	24,999,246
FFCB (z)	0.51	3-30-2017	35,000,000	34,926,121
FFCB (z)	0.51	4-13-2017	155,000,000	154,640,721
FFCB (z)	0.52	4-28-2017	50,000,000	49,871,444
FFCB ±	0.52	5-25-2017	5,000,000	5,003,493
FFCB ±	0.52	8-25-2017	200,000,000	199,983,710
FFCB ±	0.52	9-25-2017	80,000,000	79,987,865
FFCB ±	0.53	2-23-2017	100,000,000	99,993,658
FFCB (z)	0.54	1-24-2017	10,000,000	9,987,400
FFCB (z)	0.54	2-3-2017	50,000,000	49,929,500
FFCB ±	0.55	11-27-2017	5,120,000	5,118,910
FFCB (z)	0.55	1-27-2017	5,000,000	4,993,354
FFCB ±	0.55	3-29-2017	35,000,000	35,006,520
FFCB (z)	0.55	5-17-2017	5,000,000	4,984,951
FFCB (z)	0.56	3-8-2017	25,000,000	24,950,611
FFCB (z)	0.56	3-10-2017	25,000,000	24,949,833
FFCB ±	0.56	5-8-2017	14,500,000	14,513,061
FFCB (z)	0.56	5-10-2017	40,000,000	39,881,250
FFCB ±	0.56	5-15-2017	50,000,000	50,007,534
FFCB ±	0.56	7-14-2017	100,000,000	100,007,500
FFCB ±	0.56	7-25-2017	84,000,000	84,020,359
FFCB ±	0.56	7-26-2017	35,000,000	34,997,384
FFCB ±	0.56	12-8-2017	35,000,000	34,986,417
FFCB ±	0.56	2-26-2018	137,735,000	137,529,818
FFCB ±	0.57	9-15-2017	150,000,000	149,988,414
FFCB ±	0.58	4-17-2017	11,500,000	11,502,201
FFCB (z)	0.59	12-22-2016	10,000,000	9,991,642
FFCB (z)	0.59	6-5-2017	45,000,000	44,840,700
FFCB (z)	0.59	6-7-2017	50,000,000	49,821,361
FFCB (z)	0.59	4-3-2017	25,000,000	24,937,313
FFCB ±	0.60	2-8-2017	100,000,000	100,000,000
FFCB (z)	0.60	1-3-2017	10,000,000	9,989,500
FFCB (z)	0.60	6-12-2017	25,000,000	24,907,083
FFCB (z)	0.60	6-9-2017	40,000,000	39,853,333
FFCB (z)	0.60	6-13-2017	50,000,000	49,813,333
FFCB ±	0.61	2-16-2018	150,000,000	149,996,090
FFCB (z)	0.61	4-4-2017	50,000,000	49,869,527
FFCB ±	0.62	9-19-2018	300,000,000	299,982,947
FFCB ±	0.62	10-19-2018	150,000,000	150,000,000
FFCB ±	0.62	10-11-2018	375,000,000	374,961,976
FFCB ±	0.62	10-3-2018	249,000,000	248,972,778
FFCB (z)	0.62	1-19-2017	25,000,000	24,965,986
FFCB (z)	0.62	7-5-2017	55,000,000	54,766,983
FFCB ±	0.62	1-29-2018	150,000,000	149,973,350
FFCB	0.63	4-28-2017	10,000,000	10,004,891
FFCB ±	0.63	9-6-2018	175,000,000	175,000,000
FFCB ±	0.65	6-20-2018	150,000,000	150,000,000
FFCB	0.65	5-8-2017	8,000,000	8,001,716
FFCB ±	0.65	5-4-2018	250,000,000	249,988,832
FFCB ±	0.66	7-19-2018	50,000,000	50,043,666
FFCB ±	0.66	12-4-2017	100,000,000	100,000,000

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB ±	0.67%	8-1-2018	$69,000,000	$69,006,156
FFCB ±	0.67	7-21-2017	40,000,000	39,999,956
FFCB (z)	0.67	3-24-2017	100,000,000	99,733,861
FFCB	0.70	1-23-2017	10,000,000	10,007,772
FFCB	0.70	2-23-2017	16,074,000	16,074,346
FFCB ±	0.72	8-8-2018	40,000,000	40,035,779
FFCB (z)	0.73	5-4-2017	100,000,000	99,632,000
FFCB ±	0.75	6-19-2017	200,000,000	199,993,172
FFCB ±	0.77	5-25-2018	50,000,000	49,997,016
FFCB ±	0.78	11-30-2016	50,000,000	50,000,000
FFCB ±	0.79	10-10-2017	100,000,000	99,959,513
FFCB ±	0.84	4-9-2018	15,000,000	14,988,552
FFCB ±	0.84	4-23-2018	100,000,000	100,030,453
FFCB ±	1.00	3-22-2018	21,115,000	21,134,531
FFCB	4.88	1-17-2017	19,825,000	20,004,404
FHLB (z)	0.27	11-29-2016	50,000,000	49,989,694
FHLB (z)	0.29	12-5-2016	510,708,000	510,567,987
FHLB (z)	0.30	12-1-2016	100,000,000	99,975,000
FHLB (z)	0.30	12-8-2016	100,000,000	99,969,167
FHLB (z)	0.30	12-13-2016	50,000,000	49,982,500
FHLB (z)	0.30	11-1-2016	275,000,000	275,000,000
FHLB (z)	0.32	11-17-2016	100,000,000	99,985,778
FHLB (z)	0.33	11-9-2016	931,600,000	931,532,514
FHLB (z)	0.33	1-5-2017	100,000,000	99,940,417
FHLB (z)	0.33	1-9-2017	100,000,000	99,936,750
FHLB (z)	0.33	12-9-2016	986,000,000	985,655,423
FHLB (z)	0.33	11-23-2016	343,425,000	343,354,970
FHLB (z)	0.34	11-21-2016	150,000,000	149,971,667
FHLB (z)	0.34	11-30-2016	884,320,000	884,076,306
FHLB (z)	0.34	1-6-2017	550,000,000	549,654,233
FHLB (z)	0.35	1-10-2017	100,000,000	99,931,944
FHLB (z)	0.35	11-4-2016	567,000,000	566,983,363
FHLB (z)	0.36	12-2-2016	1,000,000,000	999,692,541
FHLB (z)	0.36	1-4-2017	540,000,000	539,655,430
FHLB (z)	0.36	1-13-2017	742,000,000	741,458,280
FHLB (z)	0.36	1-20-2017	150,000,000	149,880,000
FHLB (z)	0.36	11-18-2016	450,000,000	449,923,429
FHLB (z)	0.37	11-2-2016	700,000,000	699,992,880
FHLB (z)	0.37	12-12-2016	300,000,000	299,874,722
FHLB (z)	0.37	11-25-2016	700,200,000	700,027,427
FHLB (z)	0.39	11-14-2016	450,000,000	449,937,040
FHLB (z)	0.39	12-16-2016	240,000,000	239,883,000
FHLB (z)	0.40	11-16-2016	397,800,000	397,733,857
FHLB (z)	0.42	12-14-2016	225,000,000	224,887,125
FHLB (z)	0.43	3-24-2017	248,500,000	248,077,560
FHLB	0.43	1-11-2017	117,500,000	117,489,492
FHLB (z)	0.44	1-25-2017	100,000,000	99,897,292
FHLB (z)	0.45	1-18-2017	60,000,000	59,941,608
FHLB (z)	0.45	2-3-2017	150,000,000	149,823,750
FHLB	0.46	1-20-2017	150,000,000	149,982,545
FHLB (z)	0.46	3-29-2017	50,000,000	49,905,444
FHLB ±	0.47	11-22-2017	64,500,000	64,496,676
FHLB	0.47	11-9-2016	100,000,000	99,999,552
FHLB	0.47	11-28-2016	100,000,000	99,996,996
FHLB	0.47	1-20-2017	135,000,000	134,987,966
FHLB (z)	0.47	2-10-2017	3,000,000	2,996,044
FHLB (z)	0.48	2-8-2017	87,000,000	86,885,639
FHLB (z)	0.48	2-15-2017	150,000,000	149,788,883
FHLB (z)	0.48	2-22-2017	200,000,000	199,699,294
FHLB (z)	0.48	1-27-2017	100,000,000	99,884,000
FHLB (z)	0.48	2-17-2017	150,000,000	149,784,000
FHLB (z)	0.48	2-24-2017	200,000,000	199,691,417
FHLB (z)	0.49	3-1-2017	50,000,000	49,919,333
FHLB	0.49	1-27-2017	45,000,000	44,997,747
FHLB (z)	0.50	4-5-2017	100,000,000	99,785,153

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (z)	0.50%	12-21-2016	$100,000,000	$99,930,556
FHLB ±	0.51	2-7-2017	150,000,000	149,991,868
FHLB	0.51	11-4-2016	15,000,000	14,999,872
FHLB (z)	0.51	3-17-2017	30,000,000	29,942,200
FHLB (z)	0.51	3-22-2017	30,000,000	29,940,075
FHLB ±	0.53	8-22-2017	100,000,000	100,000,000
FHLB ±	0.54	3-17-2017	50,000,000	49,999,056
FHLB (z)	0.54	11-7-2016	50,000,000	49,995,500
FHLB ±	0.55	5-1-2017	100,000,000	100,000,000
FHLB (z)	0.56	3-15-2017	100,000,000	99,791,556
FHLB	0.57	2-24-2017	10,000,000	10,004,404
FHLB	0.57	4-21-2017	100,000,000	99,977,427
FHLB	0.58	12-1-2016	150,000,000	149,996,311
FHLB	0.58	4-25-2017	70,000,000	69,985,479
FHLB ±	0.59	6-28-2017	15,000,000	15,002,076
FHLB ±	0.60	9-6-2017	100,000,000	100,000,000
FHLB	0.60	5-19-2017	100,000,000	99,985,859
FHLB	0.63	11-23-2016	244,775,000	244,811,796
FHLB	0.63	5-30-2017	56,000,000	56,000,333
FHLB ±	0.67	11-25-2016	150,000,000	150,000,000
FHLB ±	0.67	2-26-2018	50,000,000	50,000,000
FHLB ±	0.67	2-5-2018	30,000,000	30,000,000
FHLB ±	0.67	2-17-2017	63,250,000	63,241,089
FHLB ±	0.67	2-17-2017	32,000,000	31,992,735
FHLB ±	0.68	2-14-2017	135,000,000	134,989,547
FHLB ±	0.70	11-6-2017	14,400,000	14,399,351
FHLB ±	0.72	11-10-2017	100,000,000	100,000,000
FHLB ±	0.73	2-8-2017	50,000,000	49,999,346
FHLB ±	0.74	10-5-2018	50,000,000	49,998,363
FHLB ±	0.74	8-25-2017	21,000,000	20,987,439
FHLB ±	0.75	4-28-2017	150,000,000	150,000,000
FHLB ±	0.76	2-10-2017	50,000,000	49,999,306
FHLB ±	0.77	12-7-2017	100,000,000	100,000,000
FHLB ±	0.78	11-25-2016	150,000,000	150,000,000
FHLB ±	0.78	12-23-2016	106,900,000	106,907,425
FHLB ±	0.81	10-27-2017	50,000,000	49,996,493
FHLB ±	0.81	10-25-2017	80,000,000	80,000,000
FHLB ±	0.82	9-11-2017	25,000,000	24,998,918
FHLB ±	0.83	9-11-2017	70,500,000	70,493,328
FHLB	0.88	3-10-2017	50,570,000	50,631,211
FHLB	1.13	6-9-2017	4,000,000	4,011,739
FHLB	1.63	12-9-2016	35,530,000	35,576,937
FHLMC (z)	0.35	1-9-2017	19,167,000	19,154,326
FHLMC (z)	0.35	12-7-2016	1,375,000,000	1,374,524,750
FHLMC (z)	0.37	1-11-2017	500,000,000	499,639,873
FHLMC (z)	0.37	2-14-2017	50,000,000	49,946,042
FHLMC (z)	0.39	11-8-2016	50,000,000	49,996,208
FHLMC (z)	0.40	12-21-2016	100,000,000	99,944,444
FHLMC (z)	0.42	11-10-2016	100,000,000	99,989,625
FHLMC (z)	0.44	11-2-2016	150,000,000	149,998,167
FHLMC (z)	0.46	2-1-2017	118,920,000	118,780,444
FHLMC	0.50	1-27-2017	25,000,000	25,003,030
FHLMC (z)	0.50	5-16-2017	300,000,000	299,183,334
FHLMC ±	0.53	4-20-2017	100,000,000	99,992,877
FHLMC ±	0.54	1-13-2017	150,000,000	149,996,943
FHLMC ±	0.58	4-27-2017	150,000,000	149,985,190
FHLMC ±	0.65	7-21-2017	150,000,000	149,988,916
FHLMC	0.66	10-15-2029	15,640,000	15,640,000
FHLMC	0.66	3-15-2049	7,030,000	7,030,000
FHLMC	0.68	9-15-2024	43,540,000	43,540,000
FHLMC ±	0.70	10-15-2045	19,277,088	19,277,088
FHLMC ±	0.71	11-14-2016	100,000,000	99,999,450
FHLMC	0.75	7-14-2017	229,025,000	229,162,679

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLMC ±	0.78%	12-21-2017	$50,000,000	$50,000,000
FHLMC ±	0.84	1-8-2018	150,000,000	150,000,000
FHLMC	0.88	2-22-2017	139,405,000	139,563,101
FHLMC	0.90	9-15-2017	35,000,000	35,057,378
FHLMC	1.00	3-8-2017	507,674,000	508,530,991
FHLMC	1.00	6-29-2017	8,300,000	8,322,976
FHLMC	1.00	7-25-2017	5,175,000	5,186,287
FHLMC	1.00	7-28-2017	34,456,000	34,538,229
FHLMC	1.25	5-12-2017	45,520,000	45,687,227
FHLMC	5.00	2-16-2017	30,025,000	30,416,274
FNMA (z)	0.40	1-3-2017	109,075,000	108,998,448
FNMA (z)	0.41	2-1-2017	100,000,000	99,895,222
FNMA (z)	0.44	11-2-2016	50,000,000	49,999,389
FNMA (z)	0.51	12-1-2016	100,000,000	99,957,500
FNMA (z)	0.53	1-5-2017	200,000,000	199,808,611
FNMA ±	0.54	10-5-2017	130,000,000	129,981,620
FNMA ±	0.54	9-8-2017	100,000,000	99,991,393
FNMA ±	0.55	7-20-2017	50,000,000	49,998,162
FNMA ±	0.55	1-26-2017	193,000,000	193,004,041
FNMA	0.75	4-20-2017	138,313,000	138,419,408
FNMA ±	0.81	12-20-2017	285,500,000	285,462,399
FNMA ±	0.81	11-21-2016	19,250,000	19,253,469
FNMA ±	0.81	3-21-2018	150,000,000	150,008,511
FNMA ±	0.85	1-11-2018	175,000,000	175,000,000
FNMA	1.13	4-27-2017	346,133,000	346,938,840
FNMA	1.25	1-30-2017	10,563,000	10,583,001
FNMA	1.38	11-15-2016	92,638,000	92,666,552
FNMA	5.00	2-13-2017	20,700,000	20,962,939
FNMA	5.00	5-11-2017	80,001,000	81,861,025
FNMA	5.38	6-12-2017	173,435,000	178,501,787
National Credit Union Administration Guaranteed Notes Program Series A3	2.35	6-12-2017	25,030,000	25,271,945
Overseas Private Investment Corporation ±§	0.70	8-15-2019	24,000,000	24,000,001
Overseas Private Investment Corporation ±§	0.70	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation ±§	0.70	6-28-2028	7,272,000	7,272,000
Overseas Private Investment Corporation ±§	0.70	10-15-2033	11,000,000	11,000,000
Overseas Private Investment Corporation ±§	0.70	7-7-2040	20,000,000	20,000,000
Overseas Private Investment Corporation ±§	0.75	11-20-2019	8,125,000	8,125,000
Overseas Private Investment Corporation ±§	0.75	9-20-2022	11,000,000	11,000,000
Overseas Private Investment Corporation ±§	0.75	4-30-2026	16,500,000	16,500,000
Overseas Private Investment Corporation ±§	0.75	7-9-2026	91,586,625	91,586,625
Overseas Private Investment Corporation ±§	0.75	1-15-2030	20,000,000	20,000,000
Overseas Private Investment Corporation ±§	0.80	12-15-2019	36,036,000	36,036,000
Overseas Private Investment Corporation ±§	0.80	10-15-2027	94,000,000	94,000,000
Overseas Private Investment Corporation ±§	0.80	9-30-2031	12,272,010	12,272,010
Overseas Private Investment Corporation ±§	0.80	10-15-2032	26,420,513	26,420,513
Overseas Private Investment Corporation ±§	0.80	5-15-2033	5,809,338	5,809,338
Overseas Private Investment Corporation ±§	0.80	6-15-2034	21,109,402	21,109,402
Overseas Private Investment Corporation Series 1 ±§	0.75	8-15-2026	17,600,000	17,600,000
Overseas Private Investment Corporation Series 1 ±§	0.80	9-30-2031	4,831,500	4,831,500
Overseas Private Investment Corporation Series 2 ±§	0.70	10-10-2025	8,316,270	8,316,270
Overseas Private Investment Corporation Series 2 ±§	0.75	1-15-2021	10,092,807	10,092,807
Overseas Private Investment Corporation Series 2 ±§	0.80	9-30-2031	11,305,710	11,305,710
Overseas Private Investment Corporation Series 3 ±§	0.70	10-10-2025	10,811,151	10,811,151
Overseas Private Investment Corporation Series 3 ±§	0.80	7-15-2026	6,600,000	6,600,000
Overseas Private Investment Corporation Series 4 ±§	0.62	9-30-2031	6,570,840	6,570,840
Overseas Private Investment Corporation Series 4 ±§	0.75	1-15-2021	9,454,400	9,454,400
Overseas Private Investment Corporation Series 4 ±§	0.80	11-15-2033	28,034,188	28,034,188
Overseas Private Investment Corporation Series 5 ±§	0.80	9-30-2031	6,764,100	6,764,100
Overseas Private Investment Corporation Series 6 ±§	0.80	9-30-2031	6,764,100	6,764,100
Overseas Private Investment Corporation Series 7 ±§	0.80	9-30-2031	3,865,200	3,865,200
Overseas Private Investment Corporation Series 8 ±§	0.80	9-30-2031	14,494,500	14,494,500
Overseas Private Investment Corporation Series 9 ±§	0.80	5-15-2030	30,328,000	30,328,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation Series 9 ±§	0.80%	9-30-2031	$4,541,590	$4,541,590
Total Government Agency Debt (Cost $30,620,716,326)				30,620,716,326

Municipal Obligations : 2.83%
Alabama : 0.01%
Variable Rate Demand Note ø: 0.01%
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.72	8-1-2031	6,000,000	6,000,000

Arizona : 0.03%
Variable Rate Demand Notes ø: 0.03%
Maricopa County AZ IDA Christian Care Retirement Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.60	9-15-2035	14,860,000	14,860,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.75	10-1-2029	11,520,000	11,520,000
				26,380,000

California : 0.45%
Variable Rate Demand Notes ø: 0.41%
Anaheim CA Housing Authority Park Vista Apartments (Housing Revenue, FHLMC LIQ)	0.60	7-1-2033	23,580,000	23,580,000
Association of Bay Area Governments Finance Authority Housing Gaia Building Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.79	9-15-2032	260,000	260,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.51	10-1-2046	59,160,000	59,160,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.67	7-15-2035	6,100,000	6,100,000
California CDA MFHR Bay Vista Meadow Park Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.59	12-15-2037	29,320,000	29,320,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.71	8-1-2045	7,000,000	7,000,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.71	11-1-2040	6,620,000	6,620,000
California CDA Pavillions Apartments Series M (Housing Revenue, FNMA LOC, FNMA LIQ)	0.60	8-15-2034	11,200,000	11,200,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.64	5-1-2027	6,165,000	6,165,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.65	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority Copper Square Apartments Series A2 (Housing Revenue, East West Bank LOC)	0.70	2-1-2046	3,000,000	3,000,000
California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA LOC, FNMA LIQ)	0.61	12-15-2034	1,925,000	1,925,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.85	5-15-2035	1,040,000	1,040,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.71	6-1-2028	8,700,000	8,700,000
Martinez CA Muirwood Garden Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.63	12-15-2033	6,800,000	6,800,000
Mountain View CA Multifamily Housing Villa Mariposa Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.63	2-15-2017	15,300,000	15,300,000

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Oxnard CA Housing Authority SeaWind Senior Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.60%	12-1-2020	$3,175,000	$3,175,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.71	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.60	12-1-2022	18,500,000	18,500,000
San Bernardino County CA Housing Evergreen Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.58	5-15-2029	16,600,000	16,600,000
San Francisco CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.66	12-1-2017	44,000,000	44,000,000
San Francisco CA Redevelopment Agency Mercy Terrace Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	6-15-2035	11,700,000	11,700,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.71	2-1-2038	10,600,000	10,600,000
San Jose CA Multifamily Housing Las Ventanas Apartments Series B (Housing Revenue, FHLMC LIQ)	0.59	7-1-2038	25,900,000	25,900,000
				340,895,000

Colorado : 0.02%
Variable Rate Demand Note ø: 0.02%
Adams County CO Housing Authority Semper Village Apartments Project Series A (Education Revenue, FNMA LOC, FNMA LIQ)	0.61	7-15-2037	14,000,000	14,000,000

Florida : 0.07%
Variable Rate Demand Notes ø: 0.07%
Florida Housing Finance Corporation Lee Vista Apartments (Housing Revenue, FHLMC LIQ)	0.65	12-1-2034	14,810,000	14,810,000
Florida Housing Finance Corporation Maitland Apartments (Housing Revenue, FHLMC LIQ)	0.65	12-1-2034	16,475,000	16,475,000
Manatee County FL HFA Village at Cortez Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.67	1-15-2037	10,100,000	10,100,000
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.78	7-15-2034	240,000	240,000
Orange County FL HFA Post Fountains Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.65	6-1-2025	12,545,000	12,545,000
				54,170,000

Hawaii : 0.02%
Variable Rate Demand Note ø: 0.02%
Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC LIQ)	0.58	12-1-2041	19,830,000	19,830,000

Illinois : 0.06%
Variable Rate Demand Notes ø: 0.06%
Glendale Heights IL Multifamily Housing Glendale Lakes Project (Housing Revenue, FHLMC LIQ)	0.65	3-1-2030	14,845,000	14,845,000
Illinois Housing Development Foxview I & II Apartments (Housing Revenue, FHLMC LIQ)	0.58	1-1-2041	29,000,000	29,000,000
				43,845,000

Indiana : 0.03%
Variable Rate Demand Note ø: 0.03%
Indianapolis IN Capital Place Covington Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.62	5-15-2038	24,100,000	24,100,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 0.02%
Variable Rate Demand Note ø: 0.02%
Louisiana HFA Canterbury House Apartments (Housing Revenue, FNMA LOC)	0.64%	9-15-2040	$15,470,000	$15,470,000

Michigan : 0.01%
Variable Rate Demand Note ø: 0.01%
Michigan Housing Development Authority Jackson Project (Housing Revenue, FHLB LOC)	0.55	6-1-2037	4,835,000	4,835,000

Minnesota : 0.07%
Variable Rate Demand Notes ø: 0.07%
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.64	7-1-2038	15,500,000	15,500,000
Edina MN Edina Park Plaza Project Series 1999 (Housing Revenue, FHLMC LIQ)	0.65	12-1-2029	13,200,000	13,200,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.64	11-1-2035	16,300,000	16,300,000
Roseville MN Senior Housing Various Refunding Eaglecrest Project (Housing Revenue, FHLMC LOC)	0.64	7-1-2039	4,370,000	4,370,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.71	8-1-2034	5,865,000	5,865,000
				55,235,000

Missouri : 0.05%
Variable Rate Demand Notes ø: 0.05%
St. Charles County MO IDA Country Club Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	7-15-2032	25,000,000	25,000,000
St. Charles County MO IDA Remington Apartments Project (Industrial Development Revenue, FNMA LOC, FNMA LIQ)	0.65	2-1-2029	12,600,000	12,600,000
				37,600,000

Nebraska : 0.08%
Variable Rate Demand Notes ø: 0.08%
Nebraska Investment Finance Authority Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.63	9-1-2038	15,180,000	15,180,000
Nebraska Investment Finance Authority Single Family Housing Series B (Housing Revenue, FHLB SPA)	0.66	9-1-2038	25,100,000	25,100,000
Nebraska Investment Finance Authority Single Family Housing Series F (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.66	3-1-2038	21,675,000	21,675,000
				61,955,000

New York : 1.37%
Variable Rate Demand Notes ø: 1.37%
New York Dormitory Authority Series A (Health Revenue, FNMA LOC, FNMA LIQ)	0.54	11-15-2036	31,275,000	31,275,000
New York HFA 10 Barclay Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.64	11-15-2037	72,000,000	72,000,000
New York HFA 10 Liberty Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.54	5-1-2035	28,135,000	28,135,000
New York HFA 101 West End Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.53	5-15-2031	20,500,000	20,500,000
New York HFA 101 West End Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.53	5-15-2031	4,600,000	4,600,000

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.53%	5-15-2032	$11,000,000	$11,000,000
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA LIQ)	0.53	5-15-2032	7,600,000	7,600,000
New York NY HFA 1500 Lex Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	5-15-2034	15,000,000	15,000,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	5-15-2034	20,400,000	20,400,000
New York HFA 316 11th Avenue Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	5-15-2041	25,000,000	25,000,000
New York HFA 363 West 30th Street Series A (Housing Revenue, FHLMC LIQ)	0.57	11-1-2032	10,150,000	10,150,000
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.55	5-15-2033	4,600,000	4,600,000
New York HFA 55 West 25th Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	11-15-2038	50,000,000	50,000,000
New York HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	5-15-2041	50,000,000	50,000,000
New York HFA Chelsea Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	11-15-2036	60,500,000	60,500,000
New York HFA East 39th Street Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.67	11-15-2031	21,700,000	21,700,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	5-1-2029	87,005,000	87,005,000
New York HFA Parkledge Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.70	11-1-2035	32,700,000	32,700,000
New York HFA Series A (Housing Revenue, FHLMC LIQ)	0.50	11-1-2037	63,580,000	63,580,000
New York HFA Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	11-15-2036	27,200,000	27,200,000
New York HFA Shore Hill Series A (Housing Revenue, FHLMC LIQ)	0.65	5-1-2045	19,500,000	19,500,000
New York HFA West 17th Street (Housing Revenue, FNMA LOC, FNMA LIQ)	0.64	5-15-2039	20,000,000	20,000,000
New York HFA West 37th Street Series B (Housing Revenue, FHLMC LIQ)	0.65	5-1-2042	30,900,000	30,900,000
New York NY Housing Development Corporation 2 Gold Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	4-15-2036	11,300,000	11,300,000
New York NY Housing Development Corporation 201 Pearl Street Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	10-15-2041	17,600,000	17,600,000
New York NY Housing Development Corporation 89 Murray Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	6-15-2039	34,000,000	34,000,000
New York NY Housing Development Corporation Atlantic Court Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.57	12-1-2035	38,200,000	38,200,000
New York NY Housing Development Corporation Brittany Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.57	6-15-2029	52,800,000	52,800,000
New York NY Housing Development Corporation East 124th Street Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.64	11-1-2046	16,100,000	16,100,000
New York NY Housing Development Corporation Multifamily Rental Housing Lyric Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	11-15-2031	50,000,000	50,000,000
New York NY Housing Development Corporation Multifamily Rental Housing The Balton Project Series A (Housing Revenue, FHLMC LIQ)	0.69	9-1-2049	11,700,000	11,700,000
New York NY Housing Development Corporation Multifamily Rental Housing Westport Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	6-15-2034	41,000,000	41,000,000
New York NY Housing Development Corporation Queenswood Apartments Series A (Housing Revenue, FHLMC LIQ)	0.54	4-1-2031	10,800,000	10,800,000
New York NY Housing Development Corporation Royal Properties Series A (Housing Revenue, FNMA LOC, FNMA LIQ) %%	0.54	4-15-2035	17,800,000	17,800,000
New York NY Housing Development Corporation West 26th Street Series A (Housing Revenue, FHLMC LIQ)	0.66	4-1-2045	13,500,000	13,500,000
New York NY Housing Development Corporation West 48th Street Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	1-15-2034	6,000,000	6,000,000
Ramapo NY Housing Authority Spring Valley Homes Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.59	12-15-2038	8,290,000	8,290,000
				1,042,435,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oregon : 0.05%
Variable Rate Demand Notes ø: 0.05%
Oregon Facilities Authority Quatama Crossing Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.69%	7-15-2035	$33,075,000	$33,075,000
Oregon Housing & Community Services Department Redwood Park Apartments Series F (Housing Revenue, FNMA LOC, FNMA LIQ)	0.60	10-15-2038	5,300,000	5,300,000
				38,375,000

Pennsylvania : 0.02%
Variable Rate Demand Note ø: 0.02%
Montgomery County PA RDA Brookside Manor Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.65	8-15-2031	14,100,000	14,100,000

Rhode Island : 0.03%
Variable Rate Demand Note ø: 0.03%
Rhode Island Housing and Finance Mortgage Corporation The Groves at Johnson Project Series 2006 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.55	3-1-2040	25,650,000	25,650,000

South Dakota : 0.01%
Variable Rate Demand Note ø: 0.01%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	2-15-2031	6,495,000	6,495,000

Tennessee : 0.02%
Variable Rate Demand Note ø: 0.02%
Nashville TN Industrial Development Board Arbor Knoll Series A (Housing Revenue, FNMA LIQ)	0.65	12-1-2025	13,400,000	13,400,000

Texas : 0.10%
Variable Rate Demand Notes ø: 0.10%
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	2-15-2032	5,090,000	5,090,000
Harris County TX Housing Finance Corporation Lafayette Village Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.60	6-15-2038	6,300,000	6,300,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.65	8-1-2041	14,185,000	14,185,000
Tarrant County TX Housing Finance Corporation Multifamily Housing Gateway Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	2-15-2036	12,210,000	12,210,000
Texas Department of Housing & Community Affairs Foundation Asmara (Housing Revenue, FHLMC LIQ)	0.63	7-1-2033	10,800,000	10,800,000
Texas Department of Housing & Community Affairs Woodmont Apartments (Housing Revenue, FHLMC LIQ)	0.65	6-1-2042	14,290,000	14,290,000
Texas Housing Finance Corporation Multifamily Housing Encino Pointe Apartments (Housing Revenue, FHLMC LIQ)	0.65	5-1-2042	14,970,000	14,970,000
				77,845,000

Virginia : 0.04%
Variable Rate Demand Notes ø: 0.04%
Alexandria VA Redevelopment & Housing Authority Fairfield Village Square Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.59	1-15-2039	21,720,000	21,720,000

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Harrisonburg VA RDA Woodman West Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.55%	6-15-2043	$5,950,000	$5,950,000
				27,670,000

Washington : 0.19%
Variable Rate Demand Notes ø: 0.19%
Washington Housing Finance Commission Artspace Everett Lofts Series B (Housing Revenue, FHLMC LIQ)	0.60	12-1-2041	3,200,000	3,200,000
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	0.95	11-1-2021	690,000	690,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.60	8-15-2039	6,365,000	6,365,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	12-15-2036	2,460,000	2,460,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	0.95	7-15-2038	705,000	705,000
Washington Housing Finance Commission Inglenook Court Project (Housing Revenue, FHLMC LIQ)	0.60	7-1-2025	8,300,000	8,300,000
Washington Housing Finance Commission Interurban Senior Living Apartments Project (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.59	7-1-2052	14,535,000	14,535,000
Washington Housing Finance Commission Kitts Corner Apartments Project (Housing Revenue, FHLB LOC)	0.60	9-1-2049	27,500,000	27,500,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.57	7-1-2044	8,250,000	8,250,000
Washington Housing Finance Commission MFHR Series A (Housing Revenue, FHLMC LIQ)	0.60	8-1-2044	12,630,000	12,630,000
Washington Housing Finance Commission New Haven Apartments Project Series 2009 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	12-15-2044	11,900,000	11,900,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	0.85	6-15-2037	1,080,000	1,080,000
Washington Housing Finance Commission The Cambridge Apartments Series 2009A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.57	12-15-2044	12,650,000	12,650,000
Washington Housing Finance Commission Urban Center Apartments Project Series 2009 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.57	7-1-2047	2,600,000	2,600,000
Washington Housing Finance Commission Washington Terrace Senior Apartments Series 2010 (Housing Revenue, FNMA LIQ)	0.60	2-15-2043	7,500,000	7,500,000
Washington Housing Finance Commission Queen Anne Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.59	9-1-2038	27,180,000	27,180,000
				147,545,000

Wisconsin : 0.08%
Variable Rate Demand Notes ø: 0.08%
Wisconsin PFA Affinity At Monterrey Project (Housing Revenue, East West Bank LOC)	0.60	8-1-2048	17,900,000	17,900,000
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.60	12-1-2047	22,500,000	22,500,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)	0.60	11-1-2047	21,775,000	21,775,000
				62,175,000

Total Municipal Obligations (Cost $2,160,005,000)				2,160,005,000

Repurchase Agreements ^^: 39.88%
Bank of America Corporation, dated 10-31-2016, maturity value $1,500,014,167 (1)	0.34	11-1-2016	1,500,000,000	1,500,000,000
Bank of Nova Scotia, dated 10-31-2016, maturity value $1,000,008,611 (2)	0.31	11-1-2016	1,000,000,000	1,000,000,000
Bank of Nova Scotia, dated 10-31-2016, maturity value $1,200,010,667 (3)	0.32	11-1-2016	1,200,000,000	1,200,000,000

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Barclays Capital, dated 10-31-2016, maturity value $200,001,778 (4)	0.32%	11-1-2016	$200,000,000	$200,000,000
BNP Paribas Securities Corporation, dated 10-07-2016, maturity value $350,105,000 (5)	0.36	11-4-2016	350,000,000	350,000,000
BNP Paribas Securities Corporation, dated 10-21-2016, maturity value $300,099,167 (6) (i)	0.34	11-28-2016	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 10-31-2016, maturity value $1,200,011,333 (7)	0.34	11-1-2016	1,200,000,000	1,200,000,000
BNP Paribas Securities Corporation, dated 10-31-2016, maturity value $1,400,012,444 (8)	0.32	11-1-2016	1,400,000,000	1,400,000,000
BNP Paribas Securities Corporation, dated 10-31-2016, maturity value $100,000,917 (9)	0.33	11-1-2016	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 10-31-2016, maturity value $300,085,250 (10) (i)	0.33	11-21-2016	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 10-31-2016, maturity value $300,087,833 (11)	0.34	11-7-2016	300,000,000	300,000,000
Citibank NA, dated 10-24-2016, maturity value $250,016,528 (12)	0.34	11-3-2016	250,000,000	250,000,000
Citibank NA, dated 10-31-2016, maturity value $250,002,361 (13)	0.34	11-1-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-05-2016, maturity value $500,003,611 (14)	0.26	11-1-2016	500,000,000	500,000,000
Citigroup Global Markets Incorporated, dated 10-31-2016, maturity value $250,015,069 (15)	0.31	11-1-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-31-2016, maturity value $500,004,722 (16)	0.34	11-1-2016	500,000,000	500,000,000
Credit Agricole SA, dated 10-25-2016, maturity value $500,033,056 (17)	0.34	11-7-2016	500,000,000	500,000,000
Credit Agricole SA, dated 10-27-2016, maturity value $1,945,117,290 (18)	0.32	11-1-2016	1,945,100,000	1,945,100,000
Credit Agricole SA, dated 10-27-2016, maturity value $400,003,778 (19)	0.34	11-1-2016	400,000,000	400,000,000
Credit Agricole SA, dated 10-31-2016, maturity value $250,015,556 (20)	0.32	11-3-2016	250,000,000	250,000,000
Credit Agricole SA, dated 10-31-2016, maturity value $250,016,528 (21)	0.34	11-3-2016	250,000,000	250,000,000
Credit Agricole SA, dated 10-31-2016, maturity value $375,127,188 (22) (i)	0.37	11-29-2016	375,000,000	375,000,000
Credit Agricole SA, dated 10-31-2016, maturity value $500,032,083 (23)	0.33	11-7-2016	500,000,000	500,000,000
Credit Suisse Securities, dated 10-27-2016, maturity value $500,004,306 (24)	0.31	11-1-2016	500,000,000	500,000,000
Deutsche Bank Securities, dated 10-31-2016, maturity value $1,000,010,000 (25)	0.36	11-1-2016	1,000,000,000	1,000,000,000
Deutsche Bank Securities, dated 10-31-2016, maturity value $100,001,083 (26)	0.39	11-1-2016	100,000,000	100,000,000
Deutsche Bank Securities, dated 10-31-2016, maturity value $650,006,861 (27)	0.38	11-1-2016	650,000,000	650,000,000
Federal Reserve Bank of New York, dated 10-31-2016, maturity value $7,450,051,736 (28)	0.25	11-1-2016	7,450,000,000	7,450,000,000
Goldman Sachs & Company, dated 10-27-2016, maturity value $100,000,889 (29)	0.32	11-1-2016	100,000,000	100,000,000
HSBC Securities, dated 10-31-2016, maturity value $300,002,500 (30)	0.30	11-1-2016	300,000,000	300,000,000
JPMorgan Securities, dated 10-31-2016, maturity value $1,250,011,458 (31)	0.33	11-1-2016	1,250,000,000	1,250,000,000
JPMorgan Securities, dated 10-31-2016, maturity value $250,002,361 (32)	0.34	11-1-2016	250,000,000	250,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-31-2016, maturity value $100,000,944 (33)	0.34	11-1-2016	100,000,000	100,000,000
Mizuho Bank, dated 10-31-2016, maturity value $500,004,861 (34)	0.35	11-1-2016	500,000,000	500,000,000
Prudential Financial, dated 10-31-2016, maturity value $150,907,801 (35)	0.37	11-1-2016	150,906,250	150,906,250
Prudential Financial, dated 10-31-2016, maturity value $333,133,049 (36)	0.37	11-1-2016	333,129,625	333,129,625
RBC Capital Markets, dated 10-31-2016, maturity value $250,256,250 (37) §	0.41	1-26-2017	250,000,000	250,000,000

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
RBC Capital Markets, dated 10-31-2016, maturity value $500,004,444 (38)	0.32%	11-1-2016	$500,000,000	$500,000,000
RBC Capital Markets, dated 10-31-2016, maturity value $500,292,778 (39) §	0.34	11-8-2016	500,000,000	500,000,000
Societe Generale, dated 10-17-2016, maturity value $250,089,722 (40) (i)	0.38	11-15-2016	250,000,000	250,000,000
Societe Generale, dated 10-17-2016, maturity value $350,003,403 (41)	0.35	11-1-2016	350,000,000	350,000,000
Societe Generale, dated 10-31-2016, maturity value $250,080,208 (42) (i)	0.35	11-22-2016	250,000,000	250,000,000
Societe Generale, dated 10-31-2016, maturity value $500,030,139 (43)	0.31	11-1-2016	500,000,000	500,000,000
Societe Generale, dated 10-13-2016, maturity value $550,197,389 (44) (i)	0.38	11-16-2016	550,000,000	550,000,000
TD Securities, dated 10-31-2016, maturity value $200,001,722 (45)	0.31	11-1-2016	200,000,000	200,000,000
TD Securities, dated 10-31-2016, maturity value $550,004,889 (46)	0.32	11-1-2016	550,000,000	550,000,000
Total Repurchase Agreements (Cost $30,404,135,875)				30,404,135,875

Treasury Debt : 14.82%
U.S. Treasury Bill (z)	0.01	11-3-2016	425,000,000	424,993,743
U.S. Treasury Bill (z)	0.03	11-10-2016	600,000,000	599,959,350
U.S. Treasury Bill (z)##	0.09	12-1-2016	170,000,000	169,958,917
U.S. Treasury Bill (z)	0.15	12-29-2016	170,000,000	169,912,356
U.S. Treasury Bill (z)	0.16	1-5-2017	475,000,000	474,723,886
U.S. Treasury Bill (z)	0.19	1-12-2017	430,000,000	429,697,200
U.S. Treasury Bill (z)	0.24	2-2-2017	225,000,000	224,765,885
U.S. Treasury Bill (z)	0.28	2-9-2017	150,000,000	149,813,750
U.S. Treasury Bill (z)	0.28	2-16-2017	170,000,000	169,777,232
U.S. Treasury Bill (z)	0.29	2-23-2017	210,000,000	209,706,957
U.S. Treasury Bill (z)	0.32	3-2-2017	150,000,000	149,756,740
U.S. Treasury Bond	7.50	11-15-2016	27,000,000	27,072,037
U.S. Treasury Bond	8.75	5-15-2017	336,123,000	350,813,085
U.S. Treasury Note	0.50	1-31-2017	220,000,000	220,077,122
U.S. Treasury Note	0.50	2-28-2017	30,000,000	29,991,088
U.S. Treasury Note	0.50	3-31-2017	40,000,000	39,995,719
U.S. Treasury Note	0.50	4-30-2017	270,000,000	269,955,203
U.S. Treasury Note	0.63	12-15-2016	25,000,000	25,006,767
U.S. Treasury Note	0.63	12-31-2016	321,000,000	321,157,744
U.S. Treasury Note	0.63	2-15-2017	470,000,000	470,218,105
U.S. Treasury Note	0.63	5-31-2017	440,000,000	440,143,513
U.S. Treasury Note	0.63	8-31-2017	40,000,000	39,990,656
U.S. Treasury Note	0.75	1-15-2017	60,000,000	60,052,141
U.S. Treasury Note	0.75	3-15-2017	160,000,000	160,113,760
U.S. Treasury Note	0.88	12-31-2016	460,000,000	460,361,625
U.S. Treasury Note	0.88	1-31-2017	365,000,000	365,388,001
U.S. Treasury Note	0.88	2-28-2017	380,000,000	380,520,644
U.S. Treasury Note	0.88	4-15-2017	110,000,000	110,179,043
U.S. Treasury Note	0.88	4-30-2017	555,552,000	556,471,475
U.S. Treasury Note	0.88	5-15-2017	225,000,000	225,431,034
U.S. Treasury Note	0.88	11-30-2016	295,000,000	295,122,425
U.S. Treasury Note	1.88	9-30-2017	70,000,000	70,751,002
U.S. Treasury Note	2.75	11-30-2016	145,000,000	145,271,162
U.S. Treasury Note	2.75	5-31-2017	519,891,000	526,376,724
U.S. Treasury Note	3.00	2-28-2017	450,000,000	453,716,509
U.S. Treasury Note	3.13	1-31-2017	835,471,000	840,962,244
U.S. Treasury Note	3.13	4-30-2017	50,000,000	50,643,169
U.S. Treasury Note	3.25	12-31-2016	260,934,000	262,126,814
U.S. Treasury Note	3.25	3-31-2017	130,000,000	131,429,789
U.S. Treasury Note	4.50	5-15-2017	190,000,000	193,970,827
U.S. Treasury Note	4.63	11-15-2016	78,000,000	78,122,923
U.S. Treasury Note	4.63	2-15-2017	520,000,000	526,239,534
Total Treasury Debt (Cost $11,300,737,900)				11,300,737,900

Wells Fargo Government Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

		Value
Total investments in securities (Cost $74,485,595,101)*	97.70%	$74,485,595,101
Other assets and liabilities, net	2.30	1,752,937,953

Total net assets	100.00%	$76,238,533,054

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
^^	Collateralized by:
(1) U.S. government securities, 3.00% to 3.50%, 8-20-2042 to 9-1-2045, fair value including accrued interest is $1,545,000,001.
(2) U.S. government securities, 0.00% to 8.88%, 12-15-2016 to 11-15-2045, fair value including accrued interest is $1,020,000,008.
(3) U.S. government securities, 0.90% to 7.00%, 4-5-2017 to 10-1-2046, fair value including accrued interest is $1,235,889,230.
(4) U.S. government securities, 1.75% to 3.75%, 7-31-2018 to 9-30-2022, fair value including accrued interest is $204,000,046.
(5) U.S. government securities, 1.50% to 7.00%, 6-30-2017 to 9-20-2066, fair value including accrued interest is $360,191,875.
(6) U.S. government securities, 2.13% to 8.00%, 4-1-2018 to 1-15-2056, fair value including accrued interest is $308,995,520.
(7) U.S. government securities, 0.00% to 10.00%, 11-15-2016 to 10-1-2046, fair value including accrued interest is $1,235,883,031.
(8) U.S. government securities, 0.00% to 8.88%, 1-15-2017 to 8-15-2046, fair value including accrued interest is $1,428,000,015.
(9) U.S. government securities, 0.00% to 8.00%, 1-26-2017 to 7-15-2036, fair value including accrued interest is $102,000,008.
(10) U.S. government securities, 1.25% to 7.50%, 1-15-2017 to 9-20-2066, fair value including accrued interest is $308,571,093.
(11) U.S. government securities, 0.63% to 2.25%, 3-15-2017 to 2-15-2046, fair value including accrued interest is $306,000,005.
(12) U.S. government securities, 0.00% to 7.00%, 2-8-2016 to 11-1-2047, fair value including accrued interest is $255,001,557.
(13) U.S. government securities, 0.00% to 8.88%, 11-15-2016 to 2-1-2046, fair value including accrued interest is $255,046,796.
(14) U.S. government securities, 0.00% to 4.63%, 12-8-2016 to 2-15-2025, fair value including accrued interest is $510,000,091.
(15) U.S. government securities, 0.00% to 7.88%, 12-8-2016 to 8-15-2042, fair value including accrued interest is $255,000,054.
(16) U.S. government securities, 0.00% to 9.00%, 12-8-2016 to 11-1-2046, fair value including accrued interest is $514,971,321.
(17) U.S. government securities, 2.00% to 3.50%, 7-31-2022 to 10-1-2046, fair value including accrued interest is $512,101,460.
(18) U.S. government securities, 0.75% to 3.63%, 10-31-2018 to 8-15-2043, fair value including accrued interest is $1,984,002,089.
(19) U.S. government security, 3.50%, 6-20-2046, fair value including accrued interest is $412,000,000.
(20) U.S. government securities, 0.75% to 1.50%, 10-31-2017 to 2-28-2023, fair value including accrued interest is $255,000,038.
(21) U.S. government security, 1.25%, 3-31-2021, fair value including accrued interest is $255,000,009.
(22) U.S. government securities, 0.00% to 1.38%, 1-26-2017 to 9-30-2020, fair value including accrued interest is $382,500,074.
(23) U.S. government securities, 1.38% to 3.00%, 6-30-2018 to 11-15-2045, fair value including accrued interest is $510,000,018.
(24) U.S. government securities, 1.00% to 2.25%, 2-15-2028 to 7-31-2021, fair value including accrued interest is $510,002,782.
(25) U.S. government securities, 0.00% to 4.25%, 3-23-2017 to 4-30-2023, fair value including accrued interest is $1,020,000,154.
(26) U.S. government security, 1.63%, 10-31-2023, fair value including accrued interest is $102,000,025.
(27) U.S. government securities, 0.00% to 5.00%, 11-25-2016 to 2-15-2043, fair value including accrued interest is $663,000,000.
(28) U.S. government securities, 1.38% to 2.13%, 5-31-2020 to 5-15-2023, fair value including accrued interest is $7,450,051,775.
(29) U.S. government securities, 2.91% to 4.50%, 5-1-2028 to 1-1-2045, fair value including accrued interest is $103,000,000.
(30) U.S. government securities, 2.50% to 6.00%, 4-1-2023 to 7-1-2046, fair value including accrued interest is $309,000,161.
(31) U.S. government securities, 0.00% to 9.38%, 11-15-2016 to 6-28-2041, fair value including accrued interest is $1,275,006,635.
(32) U.S. government securities, 2.50% to 7.00%, 11-1-2017 to 11-1-2046, fair value including accrued interest is $257,505,124.
(33) U.S. government security, 2.09%, 10-1-2046, fair value including accrued interest is $103,000,001.
(34) U.S. government securities, 0.00% to 1.63%, 11-15-2016 to 8-15-2026, fair value including accrued interest is $510,000,084.
(35) U.S. government securities, 0.00%, 2-15-2024, fair value including accrued interest is $153,924,375.

(36) U.S. government securities, 0.00% to 5.50%, 5-15-2018 to 8-15-2045, fair value including accrued interest is $339,792,218.
(37) U.S. government securities, 0.00% to 6.25%, 1-15-2017 to 8-15-2043, fair value including accrued interest is $255,000,035.
(38) U.S. government securities, 1.71% to 7.00%, 2-1-2017 to 10-20-2046, fair value including accrued interest is $515,000,001.
(39) U.S. government securities, 0.75% to 5.50%, 1-1-2026 to 11-1-2046, fair value including accrued interest is $514,766,952.

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund

(40) U.S. government securities, 0.00% to 3.63%, 11-3-2016 to 11-15-2042, fair value including accrued interest is $255,000,031.
(41) U.S. government securities, 1.50% to 4.50%, 8-31-2018 to 3-1-2046, fair value including accrued interest is $360,344,866.
(42) U.S. government securities, 0.00% to 8.75%, 11-3-2016 to 2-15-2046, fair value including accrued interest is $255,000,057.
(43) U.S. government securities, 0.00% to 8.75%, 11-3-2016 to 2-15-2043, fair value including accrued interest is $510,000,033.
(44) U.S. government securities, 0.00% to 3.88%, 7-31-2017 to 8-15-2045, fair value including accrued interest is $561,000,061.
(45) U.S. government securities, 0.63% to 8.88%, 11-15-2016 to 11-15-2045, fair value including accrued interest is $204,000,083.
(46) U.S. government securities, 0.75% to 8.75%, 6-30-2017 to 7-1-2048, fair value including accrued interest is $565,687,046.
(i)	Illiquid security
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

CDA	Community Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement

Wells Fargo Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.28%
Alabama : 2.38%
Variable Rate Demand Note ø: 2.38%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.81%	8-1-2041	$5,900,000	$5,900,000

Arizona : 2.46%
Variable Rate Demand Notes ø: 2.46%
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.67	7-1-2024	5,405,000	5,405,000
Phoenix AZ IDA Mayo Clinic Series A (Health Revenue, Bank of America NA SPA)	0.47	11-15-2052	700,000	700,000
				6,105,000

California : 9.93%
Variable Rate Demand Notes ø: 9.93%
California CDA Motion Picture & Television Fund Series 2001-A (Health Revenue, Northern Trust Company LOC)	0.70	3-1-2031	1,450,000	1,450,000
California Series A-2 (GO Revenue, Bank of Montreal LOC)	0.46	5-1-2033	5,000,000	5,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.54	11-1-2026	2,200,000	2,200,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, Mizuho Bank Limited LOC)	0.56	11-1-2026	3,700,000	3,700,000
Irvine CA Limited Obligation Improvement Bonds Series A (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.50	9-2-2026	600,000	600,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.62	7-1-2024	5,000,000	5,000,000
Rancho CA Water District Finance Authority Series 2016A Tender Option Bond Trust Receipt/Certificates Series 2016-XF2367 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.67	8-1-2024	3,200,000	3,200,000
San Francisco CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.66	12-1-2017	3,500,000	3,500,000
				24,650,000

Colorado : 1.71%
Variable Rate Demand Note ø: 1.71%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.77	10-1-2037	4,250,000	4,250,000

District of Columbia : 1.45%
Variable Rate Demand Note ø: 1.45%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.68	7-1-2032	3,600,000	3,600,000

Florida : 2.91%
Variable Rate Demand Notes ø: 2.91%
JEA Florida Electric System Sub Series D (Utilities Revenue, U.S. Bank NA SPA)	0.50	10-1-2038	2,600,000	2,600,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	0.76	8-1-2034	900,000	900,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.62	8-1-2028	3,730,000	3,730,000
				7,230,000

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 2.32%
Variable Rate Demand Note ø: 2.32%
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.65%	7-1-2020	$5,765,000	$5,765,000

Illinois : 3.05%
Variable Rate Demand Notes ø: 3.05%
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.67	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.68	7-1-2023	3,100,000	3,100,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.85	3-1-2023	3,320,000	3,320,000
				7,560,000

Indiana : 3.71%
Variable Rate Demand Notes ø: 3.71%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.68	7-1-2023	4,515,000	4,515,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.82	9-1-2018	4,700,000	4,700,000
				9,215,000

Iowa : 0.92%
Variable Rate Demand Note ø: 0.92%
Iowa Finance Authority Multifamily Housing Series 2006 A Trust Receipts Series 2016-XF0386 (Housing Revenue, Bank of America NA LIQ) 144A	0.70	7-1-2041	2,280,000	2,280,000

Louisiana : 1.27%
Variable Rate Demand Note ø: 1.27%
East Baton Rouge Parish LA IDR ExxonMobil Project Series B (Industrial Development Revenue)	0.50	12-1-2040	3,150,000	3,150,000

Maryland : 3.59%
Variable Rate Demand Notes ø: 3.59%
Maryland HEFA University of Maryland Medical System Series-D (Health Revenue, TD Bank NA LOC)	0.50	7-1-2041	4,900,000	4,900,000
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts/Certificates Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.70	7-1-2041	4,000,000	4,000,000
				8,900,000

Massachusetts : 2.43%
Variable Rate Demand Note ø: 2.43%
Massachusetts HEFA Baystate Medical Center Series K (Health Revenue, Barclays Bank plc LOC)	0.52	7-1-2039	6,045,000	6,045,000

Michigan : 2.50%
Variable Rate Demand Notes ø: 2.50%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.78	7-1-2018	3,965,000	3,965,000

2

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.50%	6-1-2034	$2,235,000	$2,235,000
				6,200,000

Minnesota : 9.29%
Variable Rate Demand Notes ø: 9.29%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	11-15-2032	1,200,000	1,200,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.71	10-15-2033	2,375,000	2,375,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	2-15-2031	2,390,000	2,390,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	8-15-2038	4,100,000	4,100,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.71	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Health Revenue, JPMorgan Chase & Company LOC)	0.52	11-15-2035	5,915,000	5,915,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.49	4-1-2027	1,885,000	1,885,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.71	9-15-2031	2,865,000	2,865,000
				23,070,000

Mississippi : 3.93%
Variable Rate Demand Notes ø: 3.93%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series D (Industrial Development Revenue)	0.50	12-1-2030	5,000,000	5,000,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.67	11-1-2018	4,760,000	4,760,000
				9,760,000

Missouri : 3.63%
Variable Rate Demand Notes ø: 3.63%
Missouri Development Finance Board Cultural Facilities Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.50	12-1-2037	4,000,000	4,000,000
St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.66	5-1-2043	5,000,000	5,000,000
				9,000,000

New Jersey : 1.36%
Variable Rate Demand Note ø: 1.36%
New Jersey Tender Option Bond Trust Receipt/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	0.75	7-1-2026	3,370,000	3,370,000

New York : 6.91%
Variable Rate Demand Notes ø: 6.91%
New York HFA 605 West 42nd Street (Housing Revenue, Bank of China LOC)	0.72	5-1-2048	2,900,000	2,900,000
New York Metropolitan Transportation Authority Sub Series E-4 (Transportation Revenue, Bank of the West LOC)	0.68	11-15-2045	2,955,000	2,955,000
New York NY Fiscal Series 2004H-1 (GO Revenue, Bank of New York Mellon LOC)	0.52	3-1-2034	500,000	500,000

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York NY Fiscal Series 2004H-4 (GO Revenue, Bank of New York Mellon LOC)	0.52%	3-1-2034	$4,400,000	$4,400,000
New York NY Municipal Water & Sewer Finance Authority 2nd General Resolution Fiscal 2011 Sub Series DD-1 (Water & Sewer Revenue, TD Bank NA SPA)	0.50	6-15-2043	1,300,000	1,300,000
New York NY Transitional Finance Authority Fiscal 2013 Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.50	8-1-2039	100,000	100,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.52	8-1-2043	5,000,000	5,000,000
				17,155,000

North Carolina : 5.20%
Variable Rate Demand Notes ø: 5.20%
North Carolina Capital Facilities Finance Agency Duke University Project Series 2015B Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.66	10-1-2055	2,250,500	2,250,500
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.62	5-1-2024	2,315,000	2,315,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.62	7-1-2028	3,830,000	3,830,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA)	0.67	10-1-2028	2,100,000	2,100,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.60	2-1-2024	2,400,000	2,400,000
				12,895,500

Ohio : 0.93%
Variable Rate Demand Note ø: 0.93%
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	0.75	10-1-2036	2,300,000	2,300,000

Pennsylvania : 2.74%
Variable Rate Demand Notes ø: 2.74%
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.78	8-15-2042	4,000,000	4,000,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.66	6-1-2044	2,800,000	2,800,000
				6,800,000

South Carolina : 1.78%
Variable Rate Demand Notes ø: 1.78%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.64	8-1-2025	3,025,000	3,025,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.62	11-1-2034	1,385,000	1,385,000
				4,410,000

4

Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 2.02%
Variable Rate Demand Notes ø: 2.02%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.59%	7-1-2034	$2,620,000	$2,620,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.68	9-1-2018	2,390,000	2,390,000
				5,010,000

Texas : 12.22%
Variable Rate Demand Notes ø: 12.22%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.71	9-1-2039	4,000,000	4,000,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.77	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Series SGA 94 (GO Revenue, Societe Generale LIQ)	0.62	2-15-2028	5,650,000	5,650,000
Harris County TX Cultural & Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.78	7-1-2018	3,995,000	3,995,000
Harris County TX Cultural & Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.58	6-1-2019	4,665,000	4,665,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.66	7-1-2029	4,200,000	4,200,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.93	12-15-2026	2,921,560	2,921,560
				30,331,560

Vermont : 1.17%
Variable Rate Demand Note ø: 1.17%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.50	7-1-2033	2,895,000	2,895,000

Virginia : 1.24%
Variable Rate Demand Note ø: 1.24%
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.62	12-1-2033	3,075,000	3,075,000

Washington : 1.49%
Variable Rate Demand Note ø: 1.49%
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.52	6-1-2032	3,700,000	3,700,000

Wisconsin : 3.74%
Variable Rate Demand Notes ø: 3.74%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.72	5-1-2037	1,700,000	1,700,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.67	5-1-2020	3,755,000	3,755,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.72	9-1-2036	3,840,000	3,840,000
				9,295,000

Total Municipal Obligations (Cost $243,917,060)				243,917,060

5

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements : 1.61%
Credit Agricole, dated 10-31-2016, maturity value $4,000,036 ^^		0.32%	11-1-2016	$4,000,000	$4,000,000

Total Repurchase Agreements (Cost $4,000,000)					4,000,000

Total investments in securities (Cost $247,917,060)*	99.89%				247,917,060
Other assets and liabilities, net	0.11				277,278

Total net assets	100.00%				$248,194,338

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
^^	Collateralized by U.S. government securities, 0.75% to 3.63%, 10-31-2018 to 8-15-2043, fair value including accrued interest is $4,080,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDR	Indonesian rupiah
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

6

Wells Fargo National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements : 47.92%
Bank of Montreal, dated 10-31-2016, maturity value $100,000,833 (1)	0.30%	11-1-2016	$100,000,000	$100,000,000
Barclays Capital Incorporated, dated 10-31-2016, maturity value $250,002,292 (2)	0.33	11-1-2016	250,000,000	250,000,000
BNP Paribas, dated 10-31-2016, maturity value $700,006,222 (3)	0.32	11-1-2016	700,000,000	700,000,000
Citigroup Global Markets Incorporated, dated 10-27-2016, maturity value $250,015,556 (4)	0.32	11-3-2016	250,000,000	250,000,000
Credit Agricole, dated 10-31-2016, maturity value $85,000,756 (5)	0.32	11-1-2016	85,000,000	85,000,000
Deutsche Bank Securities, dated 10-31-2016, maturity value $600,006,333 (6)	0.38	11-1-2016	600,000,000	600,000,000
Federal Reserve Bank of New York, dated 10-31-2016, maturity value $1,500,010,417 (7)	0.25	11-1-2016	1,500,000,000	1,500,000,000
HSBC Securities USA Incorporated, dated 10-31-2016, maturity value $150,001,167 (8)	0.28	11-1-2016	150,000,000	150,000,000
JPMorgan Securities, dated 10-1-2016, maturity value $550,151,556 (9) ¢±§	0.32	11-1-2016	550,000,000	550,000,000
JPMorgan Securities, dated 10-31-2016, maturity value $565,005,022 (10)	0.32	11-1-2016	565,000,000	565,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 10-31-2016, maturity value $575,005,111 (11)	0.32	11-1-2016	575,000,000	575,000,000
Prudential Insurance Company NJ, dated 10-31-2016, maturity value $115,863,691 (12)	0.37	11-1-2016	115,862,500	115,862,500
Prudential, dated 10-31-2016, maturity value $365,792,634 (13)	0.37	11-1-2016	365,788,875	365,788,875
RBC Capital Markets Tri-Party Class A, dated 10-31-2016, maturity value $200,001,611 (14)	0.29	11-1-2016	200,000,000	200,000,000
RBC Capital Markets, dated 10-1-2016, maturity value $250,105,347 (15) ¢±§(i)	0.41	1-26-2017	250,000,000	250,000,000
Royal Bank of Scotland, dated 10-31-2016, maturity value $500,004,444 (16)	0.32	11-1-2016	500,000,000	500,000,000
Societe Generale NY, dated 10-1-2016, maturity value $250,120,000 (17) ¢±§(i)	0.36	11-18-2016	250,000,000	250,000,000
Societe Generale NY, dated 10-1-2016, maturity value $250,123,958 (18) ¢±§(i)	0.35	11-21-2016	250,000,000	250,000,000
Total Repurchase Agreements (Cost $7,256,651,375)				7,256,651,375

Treasury Debt : 49.74%
U.S. Treasury Bill (z)	0.27	11-3-2016	75,000,000	74,998,896
U.S. Treasury Bill (z)	0.29	12-1-2016	30,000,000	29,992,750
U.S. Treasury Bill (z)	0.31	11-10-2016	150,000,000	149,988,350
U.S. Treasury Bill (z)	0.32	12-29-2016	30,000,000	29,984,533
U.S. Treasury Bill (z)	0.32	1-5-2017	75,000,000	74,956,531
U.S. Treasury Bill (z)	0.35	1-12-2017	70,000,000	69,950,800
U.S. Treasury Bill (z)	0.41	2-2-2017	89,930,000	89,833,847
U.S. Treasury Bill (z)	0.45	2-9-2017	100,000,000	99,875,833
U.S. Treasury Bill (z)	0.45	2-16-2017	30,000,000	29,960,321
U.S. Treasury Bill (z)	0.46	2-23-2017	190,000,000	189,723,993
U.S. Treasury Bill (z)	0.48	3-2-2017	50,000,000	49,918,913
U.S. Treasury Bond	7.50	11-15-2016	82,268,000	82,488,449
U.S. Treasury Bond	8.75	5-15-2017	250,000,000	260,946,085
U.S. Treasury Note	0.50	1-31-2017	50,000,000	50,017,528
U.S. Treasury Note	0.50	2-28-2017	29,000,000	28,991,385
U.S. Treasury Note	0.50	3-31-2017	10,000,000	9,998,930
U.S. Treasury Note	0.50	4-30-2017	150,000,000	149,970,727
U.S. Treasury Note ±	0.51	10-31-2017	550,000,000	549,726,533
U.S. Treasury Note ±	0.51	10-31-2018	90,000,000	89,985,506
U.S. Treasury Note ±	0.51	7-31-2018	350,000,000	350,003,430
U.S. Treasury Note ±	0.53	4-30-2018	186,851,000	186,871,789
U.S. Treasury Note ±	0.61	1-31-2018	400,000,000	400,124,574
U.S. Treasury Note	0.63	11-15-2016	220,000,000	220,012,487
U.S. Treasury Note	0.63	12-15-2016	125,000,000	125,026,245
U.S. Treasury Note	0.63	12-31-2016	500,000,000	500,168,104
U.S. Treasury Note	0.63	2-15-2017	230,000,000	230,054,190
U.S. Treasury Note	0.63	5-31-2017	295,000,000	295,112,020
U.S. Treasury Note	0.63	8-31-2017	20,000,000	19,995,328
U.S. Treasury Note	0.75	1-15-2017	15,000,000	15,013,035
U.S. Treasury Note	0.75	3-15-2017	120,000,000	120,077,944
U.S. Treasury Note	0.88	11-30-2016	205,000,000	205,073,557
U.S. Treasury Note	0.88	12-31-2016	200,000,000	200,134,145
U.S. Treasury Note	0.88	1-31-2017	110,000,000	110,119,227

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Treasury Plus Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note		0.88%	2-28-2017	$295,000,000	$295,346,434
U.S. Treasury Note		0.88	4-15-2017	40,000,000	40,067,121
U.S. Treasury Note		0.88	4-30-2017	275,000,000	275,469,768
U.S. Treasury Note		0.88	5-15-2017	125,000,000	125,244,146
U.S. Treasury Note		1.00	3-31-2017	50,000,000	50,082,516
U.S. Treasury Note		1.88	9-30-2017	40,000,000	40,429,144
U.S. Treasury Note		2.75	11-30-2016	387,000,000	387,705,391
U.S. Treasury Note		2.75	5-31-2017	107,000,000	108,330,332
U.S. Treasury Note		3.00	2-28-2017	90,000,000	90,743,302
U.S. Treasury Note		3.13	1-31-2017	285,000,000	286,877,483
U.S. Treasury Note		3.25	12-31-2016	30,000,000	30,137,577
U.S. Treasury Note		3.25	3-31-2017	20,000,000	20,219,968
U.S. Treasury Note		4.50	5-15-2017	45,000,000	45,940,740
U.S. Treasury Note		4.63	11-15-2016	229,000,000	229,361,383
U.S. Treasury Note		4.63	2-15-2017	413,700,000	418,616,904
Total Treasury Debt (Cost $7,533,668,194)					7,533,668,194

Total investments in securities (Cost $14,790,319,569)*	97.66%				14,790,319,569
Other assets and liabilities, net	2.34				353,792,311

Total net assets	100.00%				$15,144,111,880

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 3.00%, 1-5-2017 to 8-15-2046, fair value including accrued interest is $102,000,040.
(2)	U.S. government securities, 0.00% to 1.75%, 5-15-2018 to 8-15-2023, fair value including accrued interest is $255,000,097.
(3)	U.S. government securities, 0.00% to 8.88%, 1-15-2017 to 8-15-2046, fair value including accrued interest is $714,000,008.
(4)	U.S. government securities, 0.00% to 3.88%, 3-2-2017 to 8-15-2025, fair value including accrued interest is $255,000,009.
(5)	U.S. government securities, 0.75% to 3.63%, 10-31-2018 to 8-15-2043, fair value including accrued interest is $86,700,004.
(6)	U.S. government securities, 0.00% to 5.00%, 11-25-2016 to 2-15-2043, fair value including accrued interest is $612,000,000.
(7)	U.S. government securities, 1.38% to 2.63%, 11-15-2020 to 2-15-2022, fair value including accrued interest is $1,500,010,467.
(8)	U.S. government securities, 0.50% to 8.50%, 11-15-2016 to 5-15-2037, fair value including accrued interest is $153,002,954.
(9)	U.S. government securities, 0.88% to 6.63%, 8-31-2017 to 2-15-2027, fair value including accrued interest is $561,003,402.
(10)	U.S. government securities, 0.63% to 2.75%, 8-31-2017 to 11-15-2023, fair value including accrued interest is $576,301,633.
(11)	U.S. government securities, 0.13% to 2.38%, 1-15-2017 to 1-15-2025, fair value including accrued interest is $586,500,109.
(12)	U.S. government securities, 0.00%, 11-15-2022, fair value is $118,179,750.
(13)	U.S. government securities, 0.00% to 2.88%, 6-15-2017 to 5-15-2043, fair value including accrued interest is $373,104,653.
(14)	U.S. government securities, 0.00% to 2.88%, 4-27-2017 to 5-15-2043, fair value including accrued interest is $204,000,091.
(15)	U.S. government securities, 0.00% to 6.25%, 1-15-2017 to 8-15-2043, fair value including accrued interest is $255,000,035.
(16)	U.S. government securities, 0.63% to 2.00%, 4-30-2018 to 2-28-2028, fair value including accrued interest is $510,000,235.
(17)	U.S. government securities, 0.00% to 8.00%, 12-8-2016 to 11-15-2042, fair value including accrued interest is $255,000,051.
(18)	U.S. government securities, 0.00% to 3.50%, 11-3-2016 to 11-15-2042, fair value including accrued interest is $255,000,000.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

Wells Fargo Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 7.80%
Bank of Montreal	0.56%	11-15-2016	$4,000,000	$4,000,000
Mitsubishi Trust & Bank	0.92	12-27-2016	4,000,000	4,000,740
National Bank of Canada	0.34	11-1-2016	10,450,000	10,450,000
National Bank of Kuwait	0.34	11-1-2016	15,000,000	15,000,000
NBAD Americas NV	0.36	11-1-2016	15,000,000	15,000,000
Total Certificates of Deposit (Cost $48,450,740)				48,450,740

Commercial Paper : 24.16%
Asset-Backed Commercial Paper : 13.69%
Alpine Securitization Limited 144A(z)	0.48	11-1-2016	12,000,000	12,000,000
Barton Capital Corporation 144A(z)	0.45	11-1-2016	4,000,000	4,000,000
Chesham Finance Limited 144A(z)	0.48	11-1-2016	16,000,000	16,000,000
Concord Minutemen Capital Company 144A(z)	0.52	11-1-2016	9,000,000	9,000,000
Concord Minutemen Capital Company 144A(z)	0.60	11-4-2016	3,000,000	2,999,850
Crown Point Capital Company LLC 144A(z)	0.63	11-9-2016	2,000,000	1,999,720
Crown Point Capital Company LLC 144A(z)	0.63	11-10-2016	2,000,000	1,999,685
Gotham Funding Corporation 144A(z)	0.66	11-14-2016	1,000,000	999,762
Kells Funding LLC 144A(z)	0.50	11-8-2016	4,000,000	3,999,611
Kells Funding LLC 144A(z)	0.52	11-7-2016	4,000,000	3,999,653
Lexington Parker Capital Company LLC 144A(z)	0.53	11-1-2016	7,000,000	7,000,000
Lexington Parker Capital Company LLC 144A(z)	0.60	11-4-2016	3,000,000	2,999,850
Manhattan Asset Funding Company LLC 144A(z)	0.52	11-4-2016	4,000,000	3,999,827
Metlife Short Term Fund 144A(z)	0.57	11-14-2016	5,000,000	4,998,971
Mountcliff Funding LLC 144A(z)	0.48	11-1-2016	5,000,000	5,000,000
Regency Markets No.1 LLC 144A(z)	0.65	11-10-2016	1,000,000	999,838
Regency Markets No.1 LLC 144A(z)	0.65	11-14-2016	2,000,000	1,999,531
Victory Receivables 144A(z)	0.66	11-14-2016	1,000,000	999,762
				84,996,060

Financial Company Commercial Paper : 8.54%
Banco de Credito e Inversiones 144A(z)	0.75	11-28-2016	8,000,000	7,995,500
Bank Nederlandse Gemeenten NV 144A(z)	0.60	11-28-2016	4,000,000	3,998,200
Caisse Centrale Desjardins du Quebec 144A(z)	0.57	11-15-2016	3,000,000	2,999,335
Caisse Centrale Desjardins du Quebec 144A(z)	0.69	12-20-2016	3,000,000	2,997,183
National Securities Clearing Corporation 144A(z)	0.41	11-1-2016	5,000,000	5,000,000
NRW Bank 144A(z)	0.56	11-9-2016	8,000,000	7,999,004
Oesterreichische Kontrollbank (z)	0.52	11-7-2016	10,000,000	9,999,133
PSP Capital Incorporated 144A(z)	0.55	11-7-2016	4,000,000	3,999,633
United Overseas Bank Limited 144A(z)	0.60	12-2-2016	8,000,000	7,995,867
				52,983,855

Other Commercial Paper : 1.93%
Automatic Data Processing Incorporated 144A(z)	0.42	11-3-2016	5,000,000	4,999,883
Caisse des Depots et Consignations 144A(z)	0.50	11-14-2016	4,000,000	3,999,278
Erste Abwicklungsanstalt 144A(z)	0.47	11-3-2016	3,000,000	2,999,922
				11,999,083

Total Commercial Paper (Cost $149,978,998)				149,978,998

Municipal Obligations : 51.57%
Alabama : 0.32%
Variable Rate Demand Note ø: 0.32%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.67	4-1-2028	2,000,000	2,000,000

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
California : 2.78%
Other Municipal Debt : 0.16%
San Francisco City & County CA Public Utilities Commission (Utilities Revenue)	0.82%	11-16-2016	$1,000,000	$1,000,000

Variable Rate Demand Notes ø: 2.62%
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.52	3-1-2047	3,000,000	3,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.62	7-1-2024	5,255,000	5,255,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.75	4-5-2019	6,000,000	6,000,000
San Francisco City & County CA Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	1.00	11-1-2041	2,000,000	2,000,000
				16,255,000

Colorado : 3.47%
Variable Rate Demand Notes ø: 3.47%
Colorado HFA Catholic Health Initiatives Series 7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.78	8-1-2018	5,000,000	5,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.75	5-1-2052	14,570,000	14,570,000
Colorado Southern Ute Indian Tribe Reservation (Miscellaneous Revenue)	0.90	1-1-2027	2,000,000	2,000,000
				21,570,000

Connecticut : 4.44%
Variable Rate Demand Notes ø: 4.44%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.63	5-15-2034	5,000,000	5,000,000
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.30	4-15-2046	22,565,000	22,565,000
				27,565,000

District of Columbia : 2.73%
Variable Rate Demand Notes ø: 2.73%
Howard University (Education Revenue) ±	0.69	8-1-2031	15,000,000	15,000,000
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC)	0.64	10-1-2039	1,940,000	1,940,000
				16,940,000

Florida : 0.81%
Variable Rate Demand Notes ø: 0.81%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.83	10-1-2030	2,015,000	2,015,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	0.68	7-1-2042	3,000,000	3,000,000
				5,015,000

Georgia : 1.58%
Variable Rate Demand Notes ø: 1.58%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.90	10-1-2039	4,830,000	4,830,000

2

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.05%	12-1-2022	$5,000,000	$5,000,000
				9,830,000

Illinois : 1.29%
Variable Rate Demand Notes ø: 1.29%
Illinois State Toll Highway Authority Series A (Transportation Revenue, Harris NA LOC)	0.63	7-1-2030	3,000,000	3,000,000
Illinois State Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.64	1-1-2031	5,000,000	5,000,000
				8,000,000

Iowa : 0.97%
Variable Rate Demand Note ø: 0.97%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	0.88	4-1-2022	6,000,000	6,000,000

Louisiana : 3.27%
Variable Rate Demand Notes ø: 3.27%
East Baton Rouge Parish LA ExxonMobil Project Series B (Industrial Development Revenue)	0.50	12-1-2040	12,000,000	12,000,000
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.00	2-1-2045	8,280,000	8,280,000
				20,280,000

Maryland : 0.48%
Variable Rate Demand Note ø: 0.48%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA)	0.70	9-1-2033	3,000,000	3,000,000

Michigan : 0.64%
Variable Rate Demand Note ø: 0.64%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.73	10-1-2039	3,955,000	3,955,000

Minnesota : 0.12%
Variable Rate Demand Note ø: 0.12%
RBC Municipal Products Incorporated Trust Floater CTFS Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	0.75	5-31-2018	730,000	730,000

Mississippi : 1.61%
Variable Rate Demand Notes ø: 1.61%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.50	12-1-2030	6,000,000	6,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series J (Industrial Development Revenue)	0.50	11-1-2035	4,000,000	4,000,000
				10,000,000

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 0.86%
Variable Rate Demand Note ø: 0.86%
Puttable Floating Option Taxable Series TN-044 (Education Revenue, Bank of America NA LIQ) 144A	0.90%	11-26-2032	$5,330,000	$5,330,000

Nevada : 0.32%
Variable Rate Demand Note ø: 0.32%
Clark County NV Series B-2 (Airport Revenue, Royal Bank of Canada LOC)	0.62	7-1-2022	2,000,000	2,000,000

New York : 9.83%
Variable Rate Demand Notes ø: 9.83%
New York NY Sub Series G-6 (GO Revenue, Mizuho Corporate Bank LOC)	0.54	4-1-2042	4,000,000	4,000,000
New York City NY Municipal Water Finance Authority Sub Series AA-6 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	0.52	6-15-2048	3,000,000	3,000,000
New York City NY Municipal Water Finance Series F1B-RMKT (Water & Sewer Revenue, U.S. Bank NA SPA)	0.61	6-15-2035	4,000,000	4,000,000
New York City NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.60	11-1-2041	5,000,000	5,000,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	1.00	5-1-2048	10,000,000	10,000,000
New York HFA Biltmore Tower HSG-A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.67	5-15-2034	4,000,000	4,000,000
New York HFA Manhattan West Residential Housing Series B-2 (Housing Revenue, Bank of China LOC)	1.10	11-1-2049	10,000,000	10,000,000
New York HFA Manhattan West Residential Project Series B2 (Housing Revenue, Bank of China LOC)	0.95	11-1-2049	1,000,000	1,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.60	11-1-2032	3,000,000	3,000,000
New York NY Sub Series B-3 (GO Revenue, Citibank NA LOC)	0.54	4-1-2042	6,000,000	6,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.52	8-1-2043	7,000,000	7,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)±	0.00	7-1-2017	4,000,000	4,000,000
				61,000,000

North Carolina : 0.47%
Variable Rate Demand Note ø: 0.47%
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA)	0.67	10-1-2028	2,915,000	2,915,000

North Dakota : 0.80%
Variable Rate Demand Note ø: 0.80%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.68	1-1-2047	5,000,000	5,000,000

Ohio : 0.78%
Variable Rate Demand Note ø: 0.78%
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA)	0.59	9-1-2035	4,875,000	4,875,000

Oklahoma : 1.29%
Variable Rate Demand Note ø: 1.29%
Oklahoma Grand River Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC)	0.70	6-1-2039	8,000,000	8,000,000

4

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oregon : 2.42%
Variable Rate Demand Notes ø: 2.42%
Oregon Facilities Authority Series B (Health Revenue, U.S. Bank NA LOC)	0.61%	8-1-2034	$10,000,000	$10,000,000
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.90	5-1-2035	5,000,000	5,000,000
				15,000,000

Other : 1.60%
Variable Rate Demand Notes ø: 1.60%
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.69	2-15-2028	7,920,000	7,920,000
Eagle Tax-Exempt Trust Series 0055F (Miscellaneous Revenue, FHLMC Insured, FHLB LIQ) 144A	0.67	4-15-2049	2,000,000	2,000,000
				9,920,000

Tennessee : 1.13%
Variable Rate Demand Notes ø: 1.13%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	1.10	12-1-2024	5,000,000	5,000,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.62	6-1-2029	2,000,000	2,000,000
				7,000,000

Texas : 6.12%
Variable Rate Demand Notes ø: 6.12%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue)	0.92	10-1-2036	15,000,000	15,000,000
Harris County TX ECFA Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.78	7-1-2018	10,000,000	10,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)	0.75	5-1-2033	2,000,000	2,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.87	6-1-2041	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.87	3-1-2042	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.71	4-1-2028	3,000,000	3,000,000
				38,000,000

Utah : 0.80%
Variable Rate Demand Note ø: 0.80%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.66	10-1-2037	5,000,000	5,000,000

Washington : 0.32%
Variable Rate Demand Note ø: 0.32%
Port of Seattle WA Series B (Airport Revenue, Bank of Tokyo-Mitsubishi LOC)	0.70	7-1-2033	2,000,000	2,000,000

Wyoming : 0.32%
Variable Rate Demand Note ø: 0.32%
Lincoln County WY ExxonMobil Project (Resource Recovery Revenue)	0.51	10-1-2044	2,000,000	2,000,000

5

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Total Municipal Obligations (Cost $320,180,000)					320,180,000

Other : 1.69%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A		0.78%	8-1-2040	$1,500,000	$1,500,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§		0.78	8-1-2040	1,000,000	1,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 ±§		0.78	3-1-2040	4,000,000	4,000,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) ±§		0.78	3-4-2045	4,000,000	4,000,000
Total Other (Cost $10,500,000)					10,500,000

Other Instruments : 5.85%
DBS Bank Limited Pooled Bank Deposit Product §		0.53	1-1-2050	10,000,000	10,000,000
FHLMC MFHR Series M017 Class A (Housing Revenue, FHLMC LIQ) 144A±§		0.66	9-15-2050	3,988,000	3,988,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ) ±§		0.68	6-15-2036	5,995,000	5,995,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ) ±§		0.66	12-15-2045	6,320,000	6,320,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §		0.48	1-1-2050	10,000,000	10,000,000
Total Other Instruments (Cost $36,303,000)					36,303,000

Other Notes : 5.68%
Corporate Bonds and Notes : 5.68%
Providence Health & Services ±§		0.79	10-1-2042	5,780,000	5,780,000
Providence Saint Joseph Health ±§		0.73	10-1-2047	7,000,000	7,000,000
Racetrac Capital LLC ±§		0.78	9-1-2020	4,250,000	4,250,000
SSAB AB Series A ±§		0.72	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC ±§		0.76	2-1-2056	7,240,000	7,240,000
United Overseas Bank Limited §		0.48	1-1-2050	10,000,000	10,000,000
Total Other Notes (Cost $35,270,000)					35,270,000

Repurchase Agreements ^^: 3.87%
GX Clarke & Company, dated 10-31-2016, maturity value $14,000,175 (1)		0.45	11-1-2016	14,000,000	14,000,000
JPMorgan Securities, dated 10-1-2016, maturity value $10,004,219 (2) §¢±		0.49	11-1-2016	10,000,000	10,000,000
Total Repurchase Agreements (Cost $24,000,000)					24,000,000

Total investments in securities (Cost $624,682,738)*	100.62%				624,682,738
Other assets and liabilities, net	(0.62)				(3,860,109)

Total net assets	100.00%				$620,822,629

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 2.00% to 6.00%, 7-1-2017 to 4-1-2046, fair value including accrued interest is $14,420,493.
(2)	U.S. government securities, 0.00% to 1.04%, 11-12-2016 to 6-9-2017, fair value including accrued interest is $10,200,071.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

6

Wells Fargo Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
ECFA	Educational & Cultural Facilities Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

7

Wells Fargo Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 8.81%
Bank of Montreal	0.56%	11-15-2016	$65,000,000	$65,002,347
DG Bank (New York)	0.82	11-17-2016	20,000,000	20,001,640
HSBC Bank plc	0.35	11-1-2016	76,000,000	76,000,000
KBC Bank	0.33	11-1-2016	46,000,000	46,000,000
Mitsubishi Trust & Bank	0.92	12-27-2016	30,000,000	30,012,794
National Bank of Kuwait	0.34	11-1-2016	47,350,000	47,350,000
NBAD Americas NV	0.36	11-1-2016	135,000,000	135,000,000
Total Certificates of Deposit (Cost $419,357,500)				419,366,781

Commercial Paper : 34.60%
Asset-Backed Commercial Paper : 18.67%
Alpine Securitization Limited 144A(z)	0.48	11-1-2016	117,000,000	117,000,000
Barton Capital Corporation 144A(z)	0.45	11-1-2016	32,007,000	32,007,000
Chesham Finance Limited 144A(z)	0.48	11-1-2016	36,000,000	36,000,000
Chesham Finance Limited 144A(z)	0.48	11-1-2016	40,000,000	40,000,000
Chesham Finance Limited 144A(z)	0.48	11-1-2016	44,000,000	44,000,000
Concord Minutemen Capital Company 144A(z)	0.53	11-1-2016	67,000,000	67,000,000
Concord Minutemen Capital Company 144A(z)	0.60	11-4-2016	30,000,000	29,998,838
Crown Point Capital Company LLC 144A(z)	0.63	11-9-2016	35,000,000	34,996,189
Crown Point Capital Company LLC 144A(z)	0.63	11-10-2016	21,000,000	20,997,401
Gotham Funding Corporation 144A(z)	0.66	11-14-2016	29,244,000	29,238,561
Kells Funding LLC 144A(z)	0.50	11-8-2016	50,000,000	49,995,577
Kells Funding LLC 144A(z)	0.52	11-7-2016	48,000,000	47,996,400
Legacy Capital Company 144A(z)	1.00	12-5-2016	7,300,000	7,293,264
Lexington Parker Capital Company LLC 144A(z)	0.53	11-1-2016	73,375,000	73,375,000
Lexington Parker Capital Company LLC 144A(z)	0.60	11-4-2016	30,000,000	29,998,838
Manhattan Asset Funding Company LLC 144A(z)	0.52	11-4-2016	60,000,000	59,997,675
Metlife Short Term Fund 144A(z)	0.57	11-14-2016	70,000,000	69,987,740
Mountcliff Funding LLC 144A(z)	0.48	11-1-2016	46,000,000	46,000,000
Regency Markets No.1 LLC 144A(z)	0.65	11-10-2016	10,000,000	9,998,762
Regency Markets No.1 LLC 144A(z)	0.65	11-14-2016	22,980,000	22,975,726
Victory Receivables 144A(z)	0.66	11-14-2016	19,463,000	19,459,380
				888,316,351

Financial Company Commercial Paper : 13.00%
Banco de Credito e Inversiones 144A(z)	0.75	11-28-2016	88,000,000	87,967,594
Caisse Centrale Desjardins du Quebec 144A(z)	0.57	11-15-2016	39,000,000	38,993,327
Caisse Centrale Desjardins du Quebec 144A(z)	0.69	12-20-2016	48,900,000	48,864,525
National Securities Clearing Corporation 144A(z)	0.41	11-1-2016	58,000,000	58,000,000
NRW Bank 144A(z)	0.56	11-9-2016	86,000,000	85,989,183
NV Bank Nederlandse Gemeenten 144A(z)	0.60	11-28-2016	67,000,000	66,970,302
Oesterreichische Kontrollbank (z)	0.52	11-7-2016	92,000,000	91,994,020
PSP Capital Incorporated 144A(z)	0.55	11-7-2016	72,000,000	71,995,320
United Overseas Bank Limited 144A(z)	0.60	12-2-2016	68,000,000	67,964,222
				618,738,493

Other Commercial Paper : 2.93%
Automatic Data Processing Incorporated 144A(z)	0.42	11-3-2016	40,000,000	39,999,156
Caisse des Depots et Consignations 144A(z)	0.50	11-14-2016	72,000,000	71,987,640
Erste Abwicklungsanstalt 144A(z)	0.47	11-3-2016	27,500,000	27,499,419
				139,486,215

Total Commercial Paper (Cost $1,646,496,961)				1,646,541,059

Municipal Obligations : 45.81%
California : 3.65%
Other Municipal Debt : 0.57%
San Diego CA Water Authority (Water Utilities)	0.62	11-22-2016	10,000,000	10,000,287

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
San Francisco City & County CA Public Utilities Commission (Utilities Revenue)	0.82%	11-16-2016	$17,065,000	$17,066,401
				27,066,688

Variable Rate Demand Notes ø: 3.08%
California Series B-3 (GO Revenue, Bank of America NA LOC)	0.63	5-1-2033	33,900,000	33,900,000
Los Angeles CA Community Redevelopment Agency MFHR (Housing Revenue, FNMA LOC, FNMA LIQ)	0.55	4-15-2042	64,900,000	64,900,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.75	4-5-2019	48,000,000	48,000,000
				146,800,000

Colorado : 3.25%
Variable Rate Demand Notes ø: 3.25%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB LIQ)	0.64	10-1-2036	20,000,000	20,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.75	5-1-2052	63,435,000	63,435,000
Colorado Southern Ute Indian Tribe Reservation (Industrial Development Revenue)	0.69	11-1-2031	25,000,000	25,000,000
Colorado Southern Ute Indian Tribe Reservation (Miscellaneous Revenue)	0.90	1-1-2027	30,000,000	30,000,000
Colorado Southern Ute Indian Tribe Reservation (Miscellaneous Revenue) 144A	0.66	4-1-2040	16,400,000	16,400,000
				154,835,000

Connecticut : 0.59%
Variable Rate Demand Note ø: 0.59%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.63	5-15-2034	28,000,000	28,000,000

Florida : 1.34%
Other Municipal Debt : 0.21%
Gainesville FL Utilities System Series B (Utilities Revenue)	0.62	11-7-2016	10,000,000	10,000,000

Variable Rate Demand Note ø: 1.13%
Gainesville FL Utilities System Series B (Utilities Revenue, Bank of Montreal SPA)	0.60	10-1-2038	54,000,000	54,000,000

Georgia : 1.34%
Variable Rate Demand Notes ø: 1.34%
Greene County GA Development Authority (Industrial Development Revenue, U.S. Bank NA LOC)	0.65	4-1-2027	20,000,000	20,000,000
JP Morgan Chase PUTTER/DRIVER Trust Series (Miscellaneous Revenue, Societe Generale LOC, National/FGIC Insured, Societe Generale LIQ) 144A	0.66	1-1-2035	43,650,000	43,650,000
				63,650,000

Louisiana : 1.66%
Variable Rate Demand Note ø: 1.66%
East Baton Rouge Parish LA ExxonMobil Project Series B (Industrial Development Revenue)	0.50	12-1-2040	79,115,000	79,115,000

Maine : 1.70%
Variable Rate Demand Notes ø: 1.70%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.69	11-15-2039	34,100,000	34,100,000

2

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Maine Housing Authority Series E-3 (Housing Revenue, Citibank NA SPA)	0.59%	11-15-2038	$18,000,000	$18,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.65	11-15-2032	28,585,000	28,585,000
				80,685,000

Maryland : 1.11%
Variable Rate Demand Notes ø: 1.11%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.65	7-1-2032	28,460,000	28,460,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation (Industrial Development Revenue)	0.79	3-1-2030	24,475,000	24,475,000
				52,935,000

Massachusetts : 2.13%
Variable Rate Demand Notes ø: 2.13%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, TD Bank NA SPA)	0.60	1-1-2029	45,000,000	45,000,000
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA)	0.63	1-1-2039	43,245,000	43,245,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.58	9-1-2017	13,000,000	13,000,000
				101,245,000

Michigan : 1.03%
Variable Rate Demand Notes ø: 1.03%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.73	10-1-2039	13,620,000	13,620,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.75	12-1-2038	35,570,000	35,570,000
				49,190,000

Minnesota : 0.82%
Variable Rate Demand Notes ø: 0.82%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	11-15-2032	9,705,000	9,705,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.74	1-15-2038	16,865,000	16,865,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.71	10-1-2035	12,300,000	12,300,000
				38,870,000

Mississippi : 1.57%
Variable Rate Demand Notes ø: 1.57%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.50	12-1-2030	45,540,000	45,540,000
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series J (Industrial Development Revenue)	0.50	11-1-2035	29,000,000	29,000,000
				74,540,000

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 17.15%
Variable Rate Demand Notes ø: 17.15%
New York NY Sub Series G-6 (GO Revenue, Mizuho Corporate Bank LOC)	0.54%	4-1-2042	$47,960,000	$47,960,000
New York City NY Municipal Water Finance Authority Sub Series AA-6 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	0.52	6-15-2048	20,415,000	20,415,000
New York City NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.60	11-1-2041	65,130,000	65,130,000
New York City NY Transitional Finance Authority Sub Series F-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.64	2-1-2035	67,600,000	67,600,000
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.60	7-1-2031	35,620,000	35,620,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	1.00	5-1-2048	110,000,000	110,000,000
New York HFA Biltmore Tower HSG-A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.67	5-15-2034	37,300,000	37,300,000
New York HFA Manhattan West Residential Project Series B1 (Housing Revenue, Bank of China LOC)	0.98	11-1-2049	33,000,000	33,000,000
New York HFA Manhattan West Residential Project Series B2 (Housing Revenue, Bank of China LOC)	0.95	11-1-2049	42,250,000	42,250,000
New York Housing Finance Agency 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC)	1.00	5-1-2050	8,000,000	8,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.60	11-1-2032	48,090,000	48,090,000
New York NY Fiscal 2006 Series E Sub Series E-2 (GO Revenue, Bank of America NA LOC)	0.50	8-1-2034	60,115,000	60,115,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.50	6-15-2025	60,000,000	60,000,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-5 (Tax Revenue, Royal Bank of Canada SPA)	0.51	8-1-2041	12,000,000	12,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.52	8-1-2043	49,100,000	49,100,000
New York Taxable Trust Floater Series Yeshiva University (Education Revenue, Citibank NA LIQ) 144A	0.62	9-1-2024	27,000,000	27,000,000
New York Taxable Trust Floater Series Yeshiva University (Education Revenue, Citibank NA LIQ) 144A	0.77	9-1-2024	57,500,000	57,500,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.09	7-1-2017	35,000,000	35,000,000
				816,080,000

Other : 4.56%
Variable Rate Demand Notes ø: 4.56%
Eagle Tax-Exempt Trust Series 0055F (Miscellaneous Revenue, FHLMC Insured, FHLB LIQ) 144A	0.67	4-15-2049	37,640,000	37,640,000
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	0.65	1-15-2042	42,506,163	42,506,163
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	0.70	8-15-2021	830,000	830,000
FHLMC MFHR Series M017 Class A (Housing Revenue, FHLMC LIQ) 144A	0.66	9-15-2050	71,461,000	71,461,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.68	1-15-2047	14,811,000	14,811,000
FHLMC MFHR Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.68	11-15-2036	18,757,000	18,757,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.68	6-15-2036	31,140,000	31,140,000
				217,145,163

South Carolina : 0.23%
Other Municipal Debt : 0.23%
South Carolina Public Service Authority (Utilities Revenue)	0.76	12-5-2016	10,928,000	10,928,429

Tennessee : 0.52%
Other Municipal Debt : 0.27%
Metropolitan Government of Nashville (GO Revenue)	0.83	11-15-2016	13,000,000	13,000,946

4

Wells Fargo Heritage Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Note ø: 0.25%
Montgomery County TN Industrial Development Hankook Bonds Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.10%	12-1-2024	$11,700,000	$11,700,000

Texas : 1.12%
Variable Rate Demand Notes ø: 1.12%
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)	0.75	5-1-2033	14,825,000	14,825,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Methodist Hospitals of Dallas Series A (Health Revenue, TD Bank NA LOC)	0.50	10-1-2041	38,420,000	38,420,000
				53,245,000

Utah : 0.79%
Variable Rate Demand Note ø: 0.79%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.66	10-1-2037	37,665,000	37,665,000

Washington : 0.19%
Variable Rate Demand Note ø: 0.19%
Washington Central Puget Sound Regional Transit Authority Sales Tax Improvement Series 2015S-26B Green Bonds JPMorgan PUTTER Series 5002 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.58	11-1-2017	9,190,000	9,190,000

Wyoming : 1.06%
Variable Rate Demand Notes ø: 1.06%
Lincoln County WY ExxonMobil Project (Resource Recovery Revenue)	0.51	10-1-2044	35,550,000	35,550,000
Sublette County WY ExxonMobil Project (Industrial Development Revenue)	0.50	10-1-2044	15,000,000	15,000,000
				50,550,000

Total Municipal Obligations (Cost $2,180,433,163)				2,180,436,226

Other : 0.59%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.78	8-1-2040	17,000,000	17,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) ±§	0.78	8-3-2043	11,000,000	11,000,000
Total Other (Cost $28,000,000)				28,000,000

Other Instruments : 4.20%
DBS Bank Limited Pooled Bank Deposit Product	0.53	11-1-2016	$100,000,000	100,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.48	1-1-2050	100,000,000	100,000,000
Total Other Instruments (Cost $200,000,000)				200,000,000

Other Notes : 2.63%
Corporate Bonds and Notes : 2.63%
Hartford Healthcare Corporation ±§	0.74	7-1-2049	36,000,000	36,000,000
Providence Health & Services ±§	0.79	10-1-2042	19,170,000	19,170,000
Providence State Joseph Health ±§	0.73	11-1-2016	52,000,000	52,000,000
Racetrac Capital LLC ±§	0.78	9-1-2020	18,000,000	18,000,000
Total Other Notes (Cost $125,170,000)				125,170,000

5

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements: 2.63%
JPMorgan Securities, dated 10-1-2016 maturity value $125,052,743 §¢ ^^		0.49%	11-1-2016	$125,000,000	$125,000,000

Total Repurchase Agreements (Cost $125,000,000)					125,000,000

Total investments in securities (Cost $4,724,457,624)*	99.27%				4,724,514,066
Other assets and liabilities, net	0.73				34,708,359

Total net assets	100.00%				$4,759,222,425

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by: U.S. government securities, 0.00% to 1.04%, 11-12-2016 to 6-9-2017, fair value including accrued interest is $127,500,888.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is $4,724,457,624 and unrealized gains (losses) consists of:

Gross unrealized gains	$57,497
Gross unrealized losses	(1,055)

Net unrealized gains	$56,442

Abbreviations:

CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HFA	Housing Finance Authority
GO	General obligation
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

6

Wells Fargo Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable).

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 92.12%
Alabama : 2.41%
Variable Rate Demand Note ø: 2.41%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.81%	8-1-2041	$4,600,000	$4,600,000

Arizona : 2.38%
Variable Rate Demand Notes ø: 2.38%
Phoenix AZ IDA Mayo Clinic Series A (Health Revenue, Bank of America NA SPA)	0.47	11-15-2052	3,300,000	3,300,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.75	8-1-2027	1,250,000	1,250,000
				4,550,000

California : 8.88%
Variable Rate Demand Notes ø: 8.88%
California GO Series A-2 (GO Revenue, Bank of Montreal LOC)	0.46	5-1-2033	3,400,000	3,400,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Union Bank NA LOC)	0.54	11-1-2026	600,000	600,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.54	11-1-2026	2,100,000	2,100,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.73	4-1-2042	1,240,000	1,240,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, Canadian Imperial Bank LOC)	0.54	11-1-2026	1,000,000	1,000,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, Mizuho Bank Limited LOC)	0.56	11-1-2026	800,000	800,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.67	1-1-2039	3,000,000	3,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.62	7-1-2024	2,400,000	2,400,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.73	8-1-2022	2,415,000	2,415,000
				16,955,000

Colorado : 3.84%
Variable Rate Demand Notes ø: 3.84%
Colorado FHA AMT Multi-Family Project Class II/A2 (Housing Revenue, FHLB SPA)	0.65	4-1-2043	4,230,000	4,230,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.77	10-1-2037	2,000,000	2,000,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.00	11-1-2020	1,090,000	1,090,000
				7,320,000

Florida : 2.67%
Variable Rate Demand Notes ø: 2.67%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.83	10-1-2030	1,000,000	1,000,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.60	11-15-2032	600,000	600,000
JEA Florida Electric System Sub Series D (Utilities Revenue, U.S. Bank NA SPA)	0.50	10-1-2038	3,500,000	3,500,000
				5,100,000

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 0.76%
Variable Rate Demand Note ø: 0.76%
Gwinnett County GA Housing Lehman Municipal Trust Receipts/Certificates Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.93%	3-1-2037	$1,440,000	$1,440,000

Illinois : 1.51%
Variable Rate Demand Notes ø: 1.51%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.72	7-1-2033	1,890,000	1,890,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue)	0.83	2-1-2030	1,000,000	1,000,000
				2,890,000

Indiana : 0.83%
Variable Rate Demand Note ø: 0.83%
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.77	10-1-2023	1,580,000	1,580,000

Iowa : 0.91%
Variable Rate Demand Notes ø: 0.91%
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.80	11-1-2016	340,000	340,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.78	6-1-2028	1,400,000	1,400,000
				1,740,000

Kansas : 0.93%
Variable Rate Demand Note ø: 0.93%
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.73	8-1-2027	1,765,000	1,765,000

Kentucky : 0.81%
Variable Rate Demand Note ø: 0.81%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.77	9-1-2022	1,550,000	1,550,000

Louisiana : 3.51%
Variable Rate Demand Notes ø: 3.51%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2011 (Industrial Development Revenue)	0.50	12-1-2051	2,700,000	2,700,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.78	12-1-2036	4,000,000	4,000,000
				6,700,000

Maryland : 0.68%
Variable Rate Demand Note ø: 0.68%
Maryland HEFA University of Maryland Medical System Series D (Health Revenue, TD Bank NA LOC)	0.50	7-1-2041	1,300,000	1,300,000

Massachusetts : 2.10%
Variable Rate Demand Note ø: 2.10%
Massachusetts HEFA Baystate Medical Center Series K (Health Revenue, Barclays Bank plc LOC)	0.52	7-1-2039	4,000,000	4,000,000

2

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 5.63%
Variable Rate Demand Notes ø: 5.63%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.78%	7-1-2018	$3,965,000	$3,965,000
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.50	6-1-2034	485,000	485,000
Michigan Housing Development Authority Series D (Housing Revenue, Barclays Bank plc SPA)	0.70	12-1-2038	2,300,000	2,300,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.78	1-1-2032	4,000,000	4,000,000
				10,750,000

Minnesota : 5.26%
Variable Rate Demand Notes ø: 5.26%
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.74	6-15-2038	2,655,000	2,655,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.74	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.86	2-1-2027	1,205,000	1,205,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.74	6-1-2032	2,140,000	2,140,000
				10,045,000

Mississippi : 3.35%
Variable Rate Demand Notes ø: 3.35%
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series D (Industrial Development Revenue)	0.50	12-1-2030	4,000,000	4,000,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.67	11-1-2018	2,400,000	2,400,000
				6,400,000

Missouri : 2.88%
Variable Rate Demand Notes ø: 2.88%
Missouri Development Finance Board Cultural Facilities Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.50	12-1-2037	4,000,000	4,000,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.83	4-1-2026	1,500,000	1,500,000
				5,500,000

Nebraska : 2.26%
Variable Rate Demand Note ø: 2.26%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.99	9-1-2031	4,310,000	4,310,000

Nevada : 0.73%
Variable Rate Demand Note ø: 0.73%
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.78	10-1-2026	1,400,000	1,400,000

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 8.63%
Variable Rate Demand Notes ø: 8.63%
New York HFA 605 West 42nd Street Series A (Housing Revenue, Bank of China LOC)	0.72%	5-1-2048	$2,000,000	$2,000,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Bank of New York Mellon SPA)	0.54	10-1-2037	3,200,000	3,200,000
New York Metropolitan Transportation Authority Dedicated Tax Fund Series A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.51	11-1-2031	2,000,000	2,000,000
New York Metropolitan Transportation Authority Sub Series E-4 (Transportation Revenue, Bank of the West LOC)	0.68	11-15-2045	785,000	785,000
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.52	3-1-2034	3,700,000	3,700,000
New York NY IDA Korean Air Lines Company Series A (Industrial Development Revenue, Kookmin Bank LOC)	0.95	11-1-2024	500,000	500,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.50	6-15-2044	2,700,000	2,700,000
New York NY Transitional Finance Authority Recovery Bonds Fiscal 2003 Series 3 Sub Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.51	11-1-2022	1,580,000	1,580,000
				16,465,000

North Carolina : 7.41%
Variable Rate Demand Notes ø: 7.41%
Charlotte-Mecklenburg NC Hospital Authority Series B (Health Revenue, JPMorgan Chase & Company SPA)	0.48	1-15-2038	4,000,000	4,000,000
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.64	7-1-2032	2,815,000	2,815,000
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.64	7-1-2032	2,120,000	2,120,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.67	12-1-2026	1,750,000	1,750,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.60	2-1-2024	3,465,000	3,465,000
				14,150,000

Ohio : 1.05%
Variable Rate Demand Note ø: 1.05%
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	0.75	10-1-2036	2,000,000	2,000,000

Oklahoma : 0.17%
Variable Rate Demand Note ø: 0.17%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.83	3-1-2018	325,000	325,000

Other : 2.44%
Variable Rate Demand Notes ø: 2.44%
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.69	2-15-2028	2,764,000	2,764,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.66	12-15-2045	1,100,000	1,100,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.66	12-15-2046	800,000	800,000
				4,664,000

4

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.94%
Variable Rate Demand Notes ø: 0.94%
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.77%	8-1-2022	$800,000	$800,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016 ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.78	8-15-2042	1,000,000	1,000,000
				1,800,000

Texas : 8.01%
Variable Rate Demand Notes ø: 8.01%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.81	5-1-2036	500,000	500,000
Dallas TX Waterworks & Sewer System Clipper-Tax Exempt Certificates Trust Series 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.67	10-1-2018	2,500,000	2,500,000
Dickinson TX Independent School District MSTR Series SGA 94 (GO Revenue, Societe Generale LIQ)	0.62	2-15-2028	2,700,000	2,700,000
Lower Neches Valley Authority Texas Industrial Development Corporation Mobil Oil Refining Corporation Project (Industrial Development Revenue)	0.51	4-1-2029	1,400,000	1,400,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.71	4-1-2028	4,000,000	4,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.93	12-15-2026	4,186,548	4,186,548
				15,286,548

Utah : 1.57%
Variable Rate Demand Note ø: 1.57%
Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA)	0.53	2-15-2035	3,000,000	3,000,000

Vermont : 3.41%
Variable Rate Demand Notes ø: 3.41%
Vermont Educational & Health Buildings Financing Agency Norwich University Project (Education Revenue, TD Bank NA LOC)	0.60	9-1-2038	2,000,000	2,000,000
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.68	5-1-2037	2,500,000	2,500,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.68	11-1-2037	2,000,000	2,000,000
				6,500,000

Washington : 1.72%
Variable Rate Demand Notes ø: 1.72%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.75	9-1-2021	500,000	500,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.52	6-1-2032	1,200,000	1,200,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.71	5-15-2035	1,590,000	1,590,000
				3,290,000

West Virginia : 1.42%
Variable Rate Demand Note ø: 1.42%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.75	10-1-2031	2,700,000	2,700,000

5

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 3.02%
Variable Rate Demand Notes ø: 3.02%
Appleton WI Recovery Zone Facilities Foremost Farms USA (Industrial Development Revenue, CoBank LOC)		0.72%	5-1-2037	$3,000,000	$3,000,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)		0.83	11-1-2020	1,015,000	1,015,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)		0.83	11-1-2020	800,000	800,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)		0.87	12-1-2022	950,000	950,000
					5,765,000

Total Municipal Obligations (Cost $175,840,548)					175,840,548

Other : 5.24%
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§		0.78	8-3-2043	2,500,000	2,500,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§		0.78	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§		0.78	3-4-2045	4,000,000	4,000,000
Total Other (Cost $10,000,000)					10,000,000

Repurchase Agreements : 2.10%
Credit Agricole, dated 10-31-2016, maturity value $4,000,036 ^^		0.32	11-1-2016	4,000,000	4,000,000

Total Repurchase Agreements (Cost $4,000,000)					4,000,000

Total investments in securities (Cost $189,840,548)*	99.46%				189,840,548
Other assets and liabilities, net	0.54				1,025,022

Total net assets	100.00%				$190,865,570

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by U.S. government securities, 0.75% to 3.63%, 10-31-2018 to 8-15-2043, fair value including accrued interest is $4,080,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority

6

Wells Fargo Municipal Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
MSTR	Municipal securities trust receipts
PCFA	Pollution Control Financing Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

7

Wells Fargo Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments October 31, 2016 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 91.01%
Alabama : 1.65%
Variable Rate Demand Note ø: 1.65%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.81%	8-1-2041	$4,500,000	$4,500,000

Arizona : 6.64%
Variable Rate Demand Notes ø: 6.64%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.80	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.80	8-1-2026	2,500,000	2,500,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.67	7-1-2024	4,650,000	4,650,000
Phoenix AZ IDA Mayo Clinic Series A (Health Revenue, Bank of America NA SPA)	0.47	11-15-2052	3,700,000	3,700,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.75	8-1-2022	3,700,000	3,700,000
				18,150,000

California : 6.51%
Variable Rate Demand Notes ø: 6.51%
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Union Bank NA LOC)	0.54	11-1-2026	300,000	300,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, Canadian Imperial Bank LOC)	0.54	11-1-2026	3,000,000	3,000,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, Mizuho Bank Limited LOC)	0.56	11-1-2026	3,500,000	3,500,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	0.77	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.67	1-1-2039	7,000,000	7,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.62	7-1-2024	2,600,000	2,600,000
				17,800,000

Colorado : 2.18%
Variable Rate Demand Notes ø: 2.18%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.83	10-1-2019	945,000	945,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.77	10-1-2037	5,000,000	5,000,000
				5,945,000

Florida : 4.94%
Variable Rate Demand Notes ø: 4.94%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.83	10-1-2030	6,995,000	6,995,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.60	11-15-2032	1,100,000	1,100,000

1

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
JEA Florida Electric System Sub Series D (Utilities Revenue, U.S. Bank NA SPA)	0.50%	10-1-2038	$3,000,000	$3,000,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	0.76	8-1-2034	2,400,000	2,400,000
				13,495,000

Georgia : 2.28%
Variable Rate Demand Note ø: 2.28%
Gwinnett County GA Housing Lehman Municipal Trust Receipts/Certificates Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.93	3-1-2037	6,235,000	6,235,000

Idaho : 2.32%
Variable Rate Demand Note ø: 2.32%
Idaho Housing Finance Association (Housing Revenue, Barclays Bank plc LIQ)	0.68	1-1-2037	6,355,000	6,355,000

Illinois : 2.74%
Variable Rate Demand Notes ø: 2.74%
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.10	7-1-2023	4,200,000	4,200,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue)	0.83	2-1-2030	3,300,000	3,300,000
				7,500,000

Indiana : 3.27%
Variable Rate Demand Notes ø: 3.27%
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.71	12-1-2027	3,420,000	3,420,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.74	3-1-2041	1,430,000	1,430,000
St. Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.83	12-1-2016	200,000	200,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.82	9-1-2018	3,900,000	3,900,000
				8,950,000

Iowa : 0.76%
Variable Rate Demand Note ø: 0.76%
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.80	11-1-2035	2,075,000	2,075,000

Kansas : 0.42%
Variable Rate Demand Note ø: 0.42%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.75	11-1-2020	1,155,000	1,155,000

Maine : 1.83%
Variable Rate Demand Note ø: 1.83%
Maine Housing Authority Series E-3 (Housing Revenue, Citibank NA SPA)	0.59	11-15-2038	5,000,000	5,000,000

2

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 0.26%
Variable Rate Demand Note ø: 0.26%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.82%	6-1-2018	$700,000	$700,000

Michigan : 5.23%
Variable Rate Demand Notes ø: 5.23%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.50	6-1-2034	290,000	290,000
Michigan Housing Development Authority Series D (Housing Revenue, Barclays Bank plc SPA)	0.70	12-1-2038	7,000,000	7,000,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.78	1-1-2032	7,000,000	7,000,000
				14,290,000

Minnesota : 0.98%
Variable Rate Demand Notes ø: 0.98%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.72	8-15-2038	750,000	750,000
Minnesota Bond Securitization Trust Certificate Series S-1 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.86	2-1-2027	1,225,000	1,225,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.74	6-1-2032	700,000	700,000
				2,675,000

Mississippi : 1.94%
Variable Rate Demand Note ø: 1.94%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.67	11-1-2018	5,300,000	5,300,000

Missouri : 4.12%
Variable Rate Demand Notes ø: 4.12%
Missouri Development Finance Board Cultural Facilities Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.50	12-1-2037	4,800,000	4,800,000
Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.53	6-1-2037	3,795,000	3,795,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.67	5-1-2023	2,670,000	2,670,000
				11,265,000

Nebraska : 2.26%
Variable Rate Demand Note ø: 2.26%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.99	9-1-2031	6,190,000	6,190,000

3

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.84%
Variable Rate Demand Note ø: 0.84%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.73%	4-1-2023	$2,285,000	$2,285,000

New York : 12.06%
Variable Rate Demand Notes ø: 12.06%
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.60	7-1-2031	810,000	810,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.67	11-15-2026	4,000,000	4,000,000
New York HFA 605 West 42nd Street (Housing Revenue, Bank of China LOC)	0.72	5-1-2048	2,100,000	2,100,000
New York Metropolitan Transportation Authority Dedicated Tax Fund Series A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.51	11-1-2031	3,460,000	3,460,000
New York Metropolitan Transportation Authority Sub Series E-4 (Transportation Revenue, Bank of the West LOC)	0.68	11-15-2045	3,150,000	3,150,000
New York Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, Royal Bank of Canada SPA)	0.63	4-1-2037	6,985,000	6,985,000
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.52	3-1-2034	1,900,000	1,900,000
New York NY IDA Korean Air Lines Company Series A (Industrial Development Revenue, Kookmin Bank LOC)	0.95	11-1-2024	1,300,000	1,300,000
New York NY Municipal Water Finance Authority Water & Sewer System Fiscal 2013 Sub Series AA-1 (Water & Sewer Revenue, PNC Bank NA SPA)	0.54	6-15-2046	7,000,000	7,000,000
New York NY Sub Series D-4 (GO Revenue, TD Bank NA LOC)	0.50	8-1-2040	2,260,000	2,260,000
				32,965,000

North Carolina : 4.94%
Variable Rate Demand Notes ø: 4.94%
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.64	7-1-2032	300,000	300,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA)	0.67	10-1-2028	5,700,000	5,700,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.62	12-1-2033	4,200,000	4,200,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.60	2-1-2024	3,300,000	3,300,000
				13,500,000

North Dakota : 0.48%
Variable Rate Demand Note ø: 0.48%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.80	12-1-2022	1,320,000	1,320,000

Ohio : 0.73%
Variable Rate Demand Note ø: 0.73%
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	0.75	10-1-2036	2,000,000	2,000,000

Other : 1.88%
Variable Rate Demand Notes ø: 1.88%
FHLMC Series M031 Class A (Housing Revenue)	0.66%	3-15-2049	$2,695,000	$2,695,000
FHLMC Series M033 (Housing Revenue)	0.66	12-15-2045	2,455,000	2,455,000

4

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
				5,150,000

Pennsylvania : 3.94%
Variable Rate Demand Notes ø: 3.94%
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.77	12-1-2025	2,000,000	2,000,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.78	8-15-2042	6,250,000	6,250,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.66	6-1-2044	200,000	200,000
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	0.69	4-1-2029	2,325,000	2,325,000
				10,775,000

South Dakota : 0.59%
Variable Rate Demand Note ø: 0.59%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.75	7-1-2037	1,600,000	1,600,000

Texas : 9.78%
Variable Rate Demand Notes ø: 9.78%
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.80	8-1-2039	1,700,000	1,700,000
Dickinson TX Independent School District MSTR Series SGA 94 (GO Revenue, Societe Generale LIQ)	0.62	2-15-2028	5,000,000	5,000,000
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.78	7-1-2018	6,000,000	6,000,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.75	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.71	1-1-2032	5,000,000	5,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.93	12-15-2026	6,041,892	6,041,892
				26,741,892

Vermont : 1.90%
Variable Rate Demand Notes ø: 1.90%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.68	5-1-2037	1,700,000	1,700,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.68	11-1-2037	3,500,000	3,500,000
				5,200,000

Virginia : 0.64%
Variable Rate Demand Note ø: 0.64%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.68	4-1-2026	1,750,000	1,750,000

5

Portfolio of investments — October 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Washington : 1.68%
Variable Rate Demand Notes ø: 1.68%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)		0.75%	9-1-2021	$2,800,000	$2,800,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)		0.80	8-1-2026	1,785,000	1,785,000
					4,585,000

Wisconsin : 1.22%
Variable Rate Demand Notes ø: 1.22%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)		0.72	5-1-2037	3,000,000	3,000,000
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)		0.86	9-1-2019	330,000	330,000
					3,330,000

Total Municipal Obligations (Cost $248,781,709)					248,781,892

Other : 6.84%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ)144A§±		0.78	3-1-2040	3,000,000	3,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A§±		0.78	8-3-2043	3,500,000	3,500,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±		0.78	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±		0.78	3-4-2045	5,000,000	5,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±		0.78	3-11-2045	3,700,000	3,700,000
Total Other (Cost $18,700,000)					18,700,000

Repurchase Agreements : 0.70%
Credit Agricole, dated 10-31-2016, maturity value $1,900,017 ^^		0.32	11-1-2016	1,900,000	1,900,000

Total Repurchase Agreements (Cost $1,900,000)					1,900,000

Total investments in securities (Cost $269,381,709)*	98.55%				269,381,892
Other assets and liabilities, net	1.45				3,970,076

Total net assets	100.00%				$273,351,968

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 0.75% to 3.63%, 10-31-2018 to 8-15-2043, fair value including accrued interest is $1,938,000.
*	Cost for federal income tax purposes is $269,381,709 and unrealized gains (losses) consists of:

Gross unrealized gains	$183
Gross unrealized losses	0

Net unrealized gains	$183

6

Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2016 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
DRIVER	Derivative inverse tax-exempt receipts
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MSTR	Municipal securities trust receipts
PCFA	Pollution Control Financing Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement

7

Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2016 (unaudited)

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                 credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: December 22, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: December 22, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: December 22, 2016